UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08991

Name of Fund: BlackRock High Yield Trust (BHY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock High Yield Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 02/28/2009

Item 1 – Report to Stockholders

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

Semi-Annual Report

FEBRUARY 28, 2009 | (UNAUDITED)

BlackRock Core Bond Trust (BHK)

BlackRock Corporate High Yield Fund V, Inc. (HYV)

BlackRock Corporate High Yield Fund VI, Inc. (HYT)

BlackRock High Income Shares (HIS)

BlackRock High Yield Trust (BHY)

BlackRock Income Opportunity Trust, Inc. (BNA)

BlackRock Income Trust, Inc. (BKT)

BlackRock Strategic Bond Trust (BHD)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the housing market collapse and the ensuing credit crisis swelled into an all-out global financial market meltdown, featuring the collapse of storied financial firms, volatile swings in the world’s financial markets and monumental government actions, including the recent passage of the nearly $800 billion American Recovery and Reinvestment Act of 2009.

The US economy appeared somewhat resilient through the first few months of 2008 before becoming mired in the worst recession in decades. The economic data was dire across the board, but worse was the intensifying pace of deterioration in consumer spending, employment, manufacturing and other key indicators. US gross domestic product (GDP) contracted at an annual rate of 6.3% in the 2008 fourth quarter—substantially below forecast and the worst reading since 1982. The Federal Reserve Board (the “Fed”) took forceful action to revive the global economy and financial system. In addition to slashing the federal funds target rate from 3% to a record low range of 0% to 0.25%, the central bank provided enormous cash injections and significantly expanded its balance sheet via various lending and acquisition programs.

Against this backdrop, US equities contended with relentless market volatility, and the sentiment turned decisively negative toward period end. Declines were significant and broad based, with little divergence among the returns for large and small cap stocks. Non-US stocks were not spared either, as the credit crisis revealed itself to be global in nature and economic activity slowed dramatically.

Risk aversion remained the dominant theme in fixed income markets, leading the Treasury sector to top all other asset classes. The high yield market was particularly hard hit in this environment, as economic turmoil, combined with frozen credit markets and substantial technical pressures, took a heavy toll. Meanwhile, tax-exempt issues posted positive returns for the period, but the sector was not without significant challenges, including a shortage of market participants, lack of liquidity, difficult funding environment and backlog of new-issue supply.

In all, investors continued to gravitate toward relative safety, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of February 28, 2009	6-month	12-month

US equities (S&P 500 Index)	(41.82)%	(43.32)%

Small cap US equities (Russell 2000 Index)	(46.91)	(42.38)

International equities (MSCI Europe, Australasia, Far East Index)	(44.58)	(50.22)

US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	8.52	8.09

Taxable fixed income (Barclays Capital US Aggregate Bond Index*)	1.88	2.06

Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	0.05	5.18

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(21.50)	(20.92)

* Formerly a Lehman Brothers index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only.

You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. We thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Trust Summary as of February 28, 2009	BlackRock Core Bond Trust

Investment Objective

BlackRock Core Bond Trust (BHK) (the “Trust”) seeks to provide high current income with the potential for capital appreciation.

Performance

For the six months ended February 28, 2009, the Trust returned (3.92)% based on market price and (13.99)% based on net asset value (“NAV”). For the same period, the closed-end Lipper Corporate Debt Funds BBB-Rated category posted an average return of (7.99)% on a market price basis and (13.71)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust moved from a discount to a premium to NAV, which accounts for the difference between performance based on price and performance based on NAV. The Trust’s 43% allocation to mortgage-backed securities (“MBS”) as of February 28, 2009 helped performance, as MBS outperformed corporate bonds during the period. In addition, at 16% leverage as of February 28, 2009, the Trust used less leverage than many of its Lipper peers, which aided results in a difficult market. Meanwhile, the Trust’s allocations to commercial mortgage-backed securities, high yield and preferred securities underperformed.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BHK
Initial Offering Date	November 27, 2001
Yield on Closing Market Price as of February 28, 2009 ($10.65)[1]	6.99%
Current Monthly Distribution per Share[2]	$0.062
Current Annualized Distribution per Share[2]	$0.744
Leverage as of February 28, 2009[3]	16%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.
[3]

Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see the Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$10.65	$11.51	(7.47)%	$11.78	$ 7.66
Net Asset Value	$10.61	$12.81	(17.17)%	$13.08	$10.41

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

	2/28/09	8/31/08

Corporate Bonds	41%	47%
U.S. Government Agency Mortgage-Backed Securities	21	18
Non-U.S. Government Agency Mortgage-Backed Securities	20	13
U.S. Government Obligations	8	8
Asset-Backed Securities	6	9
U.S. Government Agency Mortgage-Backed Securities-Collateralized Mortgage Obligations	2	2
Preferred Securities	1	2
Foreign Government Obligations	1	1

Credit Quality Allocations[4]

Credit Rating	2/28/09	8/31/08

AAA/Aaa	2%	7%
AA/Aa	17	18
A/A	37	26
BBB/Baa	26	26
BB/Ba	5	5
B/B	9	13
CCC/Caa	3	4
Not Rated	1	1

4	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.

4	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Trust Summary as of February 28, 2009	BlackRock Corporate High Yield Fund V, Inc.

Investment Objective

BlackRock Corporate High Yield Fund V, Inc. (HYV) (the “Trust”) seeks to provide shareholders with current income by investing primarily in a diversified portfolio of fixed income securities that are rated in the lower rating categories of the established rating services (Ba or lower by Moody’s or BB or lower by S&P) or are unrated securities of comparable quality.

Performance

For the six months ended February 28, 2009, the Trust returned (32.48)% based on market price and (36.32)% based on NAV. For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of (34.08)% on a market price basis and (34.87)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The period from September 15, 2008 to December 12, 2008 was the worst in high yield market history. In this environment, the Trust was positioned conservatively, with an emphasis on defensive sectors, an allocation to bank loans and higher-than-normal cash balances. For most of the period, the Trust also had lower leverage than the majority of its Lipper peers. This aided relative performance during the first half of the period, but was a detractor amid the significant market recovery in the second half.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	HYV
Initial Offering Date	November 30, 2001
Yield on Closing Market Price as of February 28, 2009 ($6.21)[1]	19.32%
Current Monthly Distribution per Share[2]	$0.10
Current Annualized Distribution per Share[2]	$1.20
Leverage as of February 28, 2009[3]	18%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]

Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see the Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$6.21	$10.15	(38.82)%	$10.29	$4.56
Net Asset Value	$6.89	$11.94	(42.29)%	$11.94	$6.53

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

	2/28/09	8/31/08

Corporate Bonds	82%	83%
Floating Rate Loan Interests	16	14
Non-U.S. Government Agency Mortgage-Backed Securities	1	—
Common Stocks	1	2
Preferred Securities	—	1

Credit Quality Allocations[4]

Credit Rating	2/28/09	8/31/08

A/A	—	1%
BBB/Baa	4%	4
BB/Ba	32	26
B/B	48	54
CCC/Caa	13	13
CC/Ca	1	—
Not Rated	2	2

[4]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	5

Trust Summary as of February 28, 2009	BlackRock Corporate High Yield Fund VI, Inc.

Investment Objective

BlackRock Corporate High Yield Fund VI, Inc. (HYT) (the “Trust”) seeks to provide shareholders with current income by investing primarily in a diversified portfolio of fixed income securities that are rated in the lower rating categories of the established rating services (Ba or lower by Moody’s or BB or lower by S&P) or are unrated securities of comparable quality.

Performance

For the six months ended February 28, 2009, the Trust returned (31.63)% based on market price and (36.23)% based on NAV. For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of (34.08)% on a market price basis and (34.87)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The period from September 15, 2008 to December 12, 2008 was the worst in high yield market history. In this environment, the Trust was positioned conservatively, with an emphasis on defensive sectors, an allocation to bank loans and higher-than-normal cash balances. For most of the period, the Trust also had lower leverage than the majority of its Lipper peers. This aided relative performance during the first half of the period, but was a detractor amid the significant market recovery in the second half.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	HYT
Initial Offering Date	May 30, 2003
Yield on Closing Market Price as of February 28, 2009 ($6.30)[1]	19.05%
Current Monthly Distribution per Share[2]	$0.10
Current Annualized Distribution per Share[2]	$1.20
Leverage as of February 28, 2009[3]	19%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]

Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see the Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$6.30	$10.14	(37.87)%	$10.28	$4.50
Net Asset Value	$6.89	$11.89	(42.05)%	$11.89	$6.48

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

	2/28/09	8/31/08

Corporate Bonds	82%	83%
Floating Rate Loan Interests	16	14
Non-U.S. Government Agency Mortgage-Backed Securities	1	—
Common Stocks	1	2
Preferred Securities	—	1

Credit Quality Allocations[4]

Credit Rating	2/28/09	8/31/08

BBB/Baa	5%	5%
BB/Ba	31	26
B/B	48	54
CCC/Caa	13	13
CC/Ca	1	—
Not Rated	2	2

[4]	Using the higher of S&P’s or Moody’s ratings.

6	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Trust Summary as of February 28, 2009	BlackRock High Income Shares

Investment Objective

BlackRock High Income Shares (HIS) (the “Trust”) seeks to provide high current income and to a lesser extent capital appreciation, by investing in a diversified portfolio of below investment grade securities.

Performance

For the six months ended February 28, 2009, the Trust returned (30.47)% based on market price and (33.50)% based on NAV. For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of (34.08)% on a market price basis and (34.87)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The period from September 15, 2008 to December 12, 2008 was the worst in high yield market history. In this environment, the Trust was positioned conservatively, with an emphasis on defensive sectors, an allocation to bank loans and higher-than-normal cash balances. For most of the period, the Trust also had lower leverage than the majority of its Lipper peers. This aided relative performance during the first half of the period, but was a detractor amid the significant market recovery in the second half.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	HIS
Initial Offering Date	August 10, 1988
Yield on Closing Market Price as of February 28, 2009 ($1.19)[1]	18.35%
Current Monthly Distribution per Share[2]	$0.0182
Current Annualized Distribution per Share[2]	$0.2184
Leverage as of February 28, 2009[3]	20%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]

Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see the Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$1.19	$1.88	(36.70)%	$1.92	$0.83
Net Asset Value	$1.35	$2.23	(39.46)%	$2.24	$1.27

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

	2/28/09	8/31/08

Corporate Bonds	86%	86%
Floating Rate Loan Interests	13	11
Preferred Securities	1	3

Credit Quality Allocations[4]

Credit Rating	2/28/09	8/31/08

BBB/Baa	5%	4%
BB/Ba	36	23
B/B	40	52
CCC/Caa	14	16
CC/Ca	1	—
D	1	—
Not Rated	3	5

[4]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	7

Trust Summary as of February 28, 2009	BlackRock High Yield Trust

Investment Objective

BlackRock High Yield Trust (BHY) (the “Trust”) seeks to provide high current income and to a lesser extent capital appreciation, by investing in a diversified portfolio of below investment grade securities.

Performance

For the six months ended February 28, 2009, the Trust returned (16.36)% based on market price and (32.57)% based on NAV. For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of (34.08)% on a market price basis and (34.87)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust moved from a discount to a premium to NAV, which accounts for the difference between performance based on price and performance based on NAV. The period from September 15, 2008 to December 12, 2008 was the worst in high yield market history. In this environment, the Trust was positioned conservatively, with an emphasis on defensive sectors, an allocation to bank loans and higher-than-normal cash balances. For most of the period, the Trust also had lower leverage than the majority of its Lipper peers. This aided relative performance during the first half of the period, but was a detractor amid the significant market recovery in the second half.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BHY
Initial Offering Date	December 23, 1998
Yield on Closing Market Price as of February 28, 2009 ($4.68)[1]	13.08%
Current Monthly Distribution per Share[2]	$0.051
Current Annualized Distribution per Share[2]	$0.612
Leverage as of February 28, 2009[3]	13%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]

A change in the distribution rate was declared on March 2, 2009. The Monthly Distribution per Share was decreased to $0.0435. The Yield on Closing Market Price, Current Monthly Distribution per Share and Current Annualized Distribution per Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future. A portion of the distribution may be deemed a tax return of capital or net realized gain.

[3]

Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see the Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$4.68	$5.96	(21.48)%	$6.00	$3.11
Net Asset Value	$4.33	$6.84	(36.70)%	$6.86	$4.06

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

	2/28/09	8/31/08

Corporate Bonds	86%	88%
Floating Rate Loan Interests	12	11
Non-U.S. Government Agency Mortgage-Backed Securities	1	—
Preferred Securities	1	1

Credit Quality Allocations[4]

Credit Rating	2/28/09	8/31/08

BBB/Baa	4%	6%
BB/Ba	35	24
B	43	52
CCC/Caa	14	15
CC/Ca	1	—
Not Rated	3	3

[4]	Using the higher of S&P’s or Moody’s ratings.

8	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Trust Summary as of February 28, 2009	BlackRock Income Opportunity Trust, Inc.

Investment Objective

BlackRock Income Opportunity Trust, Inc. (BNA) (the “Trust”) seeks to provide current income and capital appreciation in a portfolio of primarily U.S. dollar-denominated securities.

Performance

For the six months ended February 28, 2009, the Trust returned (7.56)% based on market price and (12.79)% based on NAV. For the same period, the closed-end Lipper Corporate Debt Funds BBB-Rated category posted an average return of (7.99)% on a market price basis and (13.71)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust moved from a discount to a premium to NAV, which accounts for the difference between performance based on price and performance based on NAV. The Trust’s 39% allocation to mortgage-backed securities (“MBS”) as of February 28, 2009 helped performance, as MBS outperformed corporate bonds during the period. In addition, at 12% leverage as of February 28, 2009, the Trust used less leverage than many of its Lipper peers, which aided results in a difficult market. Meanwhile, the Trust’s allocations to commercial mortgage-backed securities, high yield and preferred securities underperformed.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BNA
Initial Offering Date	December 20, 1991
Yield on Closing Market Price as of February 28, 2009 ($8.75)[1]	6.99%
Current Monthly Distribution per Share[2]	$0.051
Current Annualized Distribution per Share[2]	$0.612
Leverage as of February 28, 2009[3]	12%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.
3

Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see the Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$8.75	$9.82	(10.90)%	$10.00	$5.00
Net Asset Value	$8.70	$10.35	(15.94)%	$10.57	$8.55

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

	2/28/09	8/31/08

Corporate Bonds	42%	42%
Non-U.S. Government Agency Mortgage-Backed Securities	20	14
U.S. Government Agency Mortgage-Backed Securities	16	15
U.S. Government Obligations	11	11
Asset-Backed Securities	6	10
U.S. Government and Agency Mortgage-Backed Securities-Collateralized Mortgage Obligations	3	3
Capital Trusts	2	4
Foreign Government Obligations	—	1

Credit Quality Allocations[4]

Credit Rating	2/28/09	8/31/08

AAA/Aaa	6%	8%
AA/Aa	15	18
A/A	37	28
BBB/Baa	27	26
BB/Ba	4	5
B/B	9	12
CCC/Caa	2	3

[4]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	9

Trust Summary as of February 28, 2009	BlackRock Income Trust, Inc.

Investment Objective

BlackRock Income Trust, Inc. (BKT) (the “Trust”) seeks to provide high monthly income while preserving capital by investing in a portfolio of mortgage-backed securities.

Performance

For the six months ended February 28, 2009, the Trust returned 0.00% based on market price and (1.75)% based on NAV. For the same period, the closed-end Lipper US Mortgage Funds category posted an average return of (13.29)% on a market price basis and (12.14)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. During the six-month period, the Trust’s large allocations to US government agency mortgage-backed securities (MBS) helped performance, while small allocations to non-agency MBS and other structured securities detracted from results. The Trust used less leverage than its Lipper peers, which aided relative performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BKT
Initial Offering Date	July 22, 1988
Yield on Closing Market Price as of February 28, 2009 ($5.92)[1]	4.86%
Current Monthly Distribution per Share[2]	$0.024
Current Annualized Distribution per Share[2]	$0.288

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	The distribution rate is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$5.92	$6.07	(2.47)%	$6.28	$4.32
Net Asset Value	$6.65	$6.94	(4.18)%	$6.99	$6.38

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

	2/28/09	8/31/08

U.S. Government Agency Mortgage-Backed Securities	59%	46%
U.S. Government Agency Mortgage-Backed Securities-Collateralized Mortgage Obligations	21	28
Non-U.S. Government Agency Mortgage-Backed Securities	12	18
U.S. Government and Agency Obligations	6	6
Asset-Backed Securities	2	2

10	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Trust Summary as of February 28, 2009	BlackRock Strategic Bond Trust

Investment Objective

BlackRock Strategic Bond Trust (BHD) (the “Trust”) seeks total return through high current income and capital appreciation.

Performance

For the six months ended February 28, 2009, the Trust returned (10.42)% based on market price and (18.21)% based on NAV. For the same period, the closed-end Lipper General Bond Funds category posted an average return of (11.70)% on a market price basis and (13.41)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s 56% allocation to high yield as of February 28, 2009 hurt relative performance, as the Trust sits in a general bond fund category and high yield underperformed investment-grade bonds. Allocations to preferred issues, convertible securities and bank loans also detracted from performance during the six months.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BHD
Initial Offering Date	February 26, 2002
Yield on Closing Market Price as of February 28, 2009 ($9.23)[1]	10.01%
Current Monthly Distribution per Share[2]	$0.077
Current Annualized Distribution per Share[2]	$0.924

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]

A change in the distribution rate was declared on March 2, 2009. The Monthly Distribution per Share was decreased to $0.0695. The Yield on Closing Market Price, Current Monthly Distribution per Share and Current Annualized Distribution per Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/09	8/31/08	Change	High	Low

Market Price	$9.23	$10.85	(14.93)%	$10.95	$6.25
Net Asset Value	$9.91	$12.76	(22.34)%	$12.81	$9.38

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

	2/28/09	8/31/08

Corporate Bonds	88%	88%
Floating Rate Loan Interests	8	5
Non U.S. Government Agency	2	—
U.S. Government Obligations	—	4
Preferred Securities	2	3

Credit Quality Allocations[3]

Credit Rating	2/28/09	8/31/08

AA/Aa	22%	4%
A	—	18
BBB/Baa	16	18
BB/Ba	21	14
B	29	36
CCC/Caa	10	8
Not Rated	2	2

[3]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	11

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and NAV of their Common Shares. However, these objectives cannot be achieved in all interest rate environments.

The Trusts may utilize leverage through borrowings and the issuance of short-term securities. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Trust on its longer-term portfolio investments. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s Common Shareholders will benefit from the incremental yield.

The interest earned on securities purchased with the proceeds from leverage is paid to Common Shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV of each Trust’s Common Shares. However, in order to benefit Common Shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. If the yield curve becomes negatively sloped, meaning short-term interest rates exceed long-term interest rates, returns to Common Shareholders will be lower than if the Trusts had not used leverage.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it issues debt securities for an additional $30 million, creating a total value of $130 million available for investment in long-term securities. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust pays interest expense on the $30 million of debt securities based on the lower short-term interest rates. At the same time, the Trust’s total portfolio of $130 million earns the income based on long-term interest rates. In this case, the interest expense of the debt securities is significantly lower than the income earned on the Trust’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental yield.

Conversely, if prevailing short-term interest rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the Trust pays interest expense on the higher short-term interest rates whereas the Trust’s total portfolio earns income based on lower long-term interest rates. If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Shares will be reduced or eliminated completely.

Furthermore, the value of the Trust’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Trust’s debt securities do not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trust’s NAV positively or negatively in addition to the impact on Trust performance from leverage from debt securities.

The use of leverage may enhance opportunities for increased returns to the Trusts and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes to each Trust’s NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, each Trust’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Trust’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. A Trust may be required to sell portfolio securities at inopportune times or below fair market values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments which may cause a Trust to incur losses. The use of leverage may limit a Trust’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate preferred shares issued by a Trust. A Trust will incur expenses in connection with the use of leverage, all of which are borne by the holders of the Common Shares and may reduce returns on the Common Shares.

Under the Investment Company Act of 1940, the Trusts are permitted to borrow through a credit facility and the issuance of short-term debt securities up to 33 1/3% of total managed assets. As of February 28, 2009, the Trusts had outstanding leverage from reverse repurchase agreements and credit facility borrowings as a percentage of their total managed assets as follows:

Percent of Leverage

BlackRock Core Bond Trust	16%
BlackRock Corporate High Yield Fund V, Inc.	18%
BlackRock Corporate High Yield Fund VI, Inc.	19%
BlackRock High Income Shares	20%
BlackRock High Yield Trust	13%
BlackRock Income Opportunity Trust	12%

Derivative Instruments

The Trusts may invest in various derivative instruments, including swap agreements, futures and forward currency contracts, and other instruments specified in the Notes to Financials Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument. A Trust’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Trusts to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trusts can realize on an investment or may cause the Trusts to hold a security that they might otherwise sell. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

Chase Issuance Trust:
Series 2007-A17 Class A, 5.12%, 10/15/14	USD	2,300	$2,331,740
Series 2008-A9 Class A9, 4.26%, 5/15/13		1,845	1,851,727
Citibank Omni Master Trust Series 2007-A9A Class A9, 1.573%, 12/23/13 (a)		2,720	2,433,780
Countrywide Asset Backed Certificates Series 2006-13 Class 3AV2, 0.624%, 1/25/37 (a)		1,684	1,083,106
Daimler Chrysler Auto Trust Series 2006-A Class A3, 5%, 5/08/10		214	213,521
Harley-Davidson Motorcycle Trust Series 2005-2 Class A2, 4.07%, 2/15/12		1,109	1,078,133
Home Equity Asset Trust Series 2007-2 Class 2A1, 0.584%, 7/25/37 (a)		597	503,126
JPMorgan Mortgage Acquisition Corp. Series 2007-CH5 Class A3, 0.584%, 5/25/37 (a)		3,635	2,280,800
SLM Student Loan Trust (a):
Series 2005-5 Class A1, 1.159%, 1/25/18		117	116,928
Series 2008-5 Class A2, 2.259%, 10/25/16		3,200	3,010,627
Series 2008-5 Class A3, 2.459%, 1/25/18		810	728,564
Series 2008-5 Class A4, 2.859%, 7/25/23		2,180	1,974,776
Small Business Administration Class 1:
Series 2003-P10B, 5.136%, 8/10/13		755	775,689
Series 2004-P10B, 4.754%, 8/10/14		456	465,327
Sterling Bank Trust Series 2004-2 Class Note, 2.081%, 3/30/30 (b)		6,507	396,487
Sterling Coofs Trust Series 1, 2.362%, 4/15/29		9,156	852,677
USAA Auto Owner Trust Series 2006-1 Class A4, 5.04%, 12/15/11		2,725	2,734,947

Total Asset-Backed Securities—8.0%			22,831,955

Corporate Bonds

Aerospace & Defense—1.4%
Honeywell International, Inc., 5.70%, 3/15/37		975	931,710
Northrop-Grumman Corp., 7.875%, 3/01/26		960	1,074,415
United Technologies Corp.:
4.875%, 5/01/15 (c)		1,125	1,152,365
6.125%, 7/15/38		700	728,426

			3,886,916

Air Freight & Logistics—0.6%
Park-Ohio Industries, Inc., 8.375%, 11/15/14		120	49,200
United Parcel Service, Inc., 6.20%, 1/15/38		1,650	1,676,634

			1,725,834

Airlines—0.0%
American Airlines, Inc. Series 99-1, 7.324%, 4/15/11		115	108,100

Auto Components—0.0%
Lear Corp., 8.75%, 12/01/16		120	20,400

Automobiles—0.1%
Ford Capital BV, 9.50%, 6/01/10		600	192,000

Beverages—0.5%
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 (d)		1,475	1,430,096

Building Products—0.0%
CPG International I, Inc., 10.50%, 7/01/13		200	106,000
Momentive Performance Materials, Inc., 11.50%, 12/01/16		215	45,150

			151,150

Corporate Bonds		Par (000)	Value

Capital Markets—0.4%
Lehman Brothers Holdings, Inc. (e):
4.519%, 9/15/22	USD	525	$64,313
Series MTN, 7%, 9/27/27		1,250	162,500
Morgan Stanley:
1.648%, 1/09/12 (a)		190	148,251
6.25%, 8/28/17		875	791,008
Series F, 5.55%, 4/27/17		140	121,076

			1,287,148

Chemicals—0.5%
American Pacific Corp., 9%, 2/01/15		250	210,000
Ames True Temper, Inc., 5.094%, 1/15/12 (a)		650	422,500
Innophos, Inc., 8.875%, 8/15/14		885	703,575

			1,336,075

Commercial Banks—1.8%
DEPFA ACS Bank, 5.125%, 3/16/37 (d)		3,775	2,068,047
HSBC Bank USA NA, 5.875%, 11/01/34		775	654,982
HSBC Finance Corp., 6.50%, 5/02/36		300	265,375
Wachovia Bank NA, 6.60%, 1/15/38		1,925	1,695,309
Wells Fargo & Co., 4.875%, 1/12/11		435	437,623

			5,121,336

Commercial Services & Supplies—0.6%
DI Finance Series B, 9.50%, 2/15/13		598	544,180
Waste Services, Inc., 9.50%, 4/15/14		590	466,100
West Corp., 11%, 10/15/16		1,100	704,000

			1,714,280

Computers & Peripherals—1.6%
International Business Machines Corp.:
5.70%, 9/14/17 (c)		3,125	3,205,503
8%, 10/15/38		1,100	1,307,277

			4,512,780

Consumer Finance—0.5%
SLM Corp. (a):
1.299%, 7/27/09		1,150	1,070,620
Series A, 1.459%, 1/27/14		550	283,645

			1,354,265

Containers & Packaging—0.9%
Crown Americas LLC, 7.75%, 11/15/15		150	151,125
Graphic Packaging International Corp., 9.50%, 8/15/13		735	547,575
Impress Holdings BV, 4.219%, 9/15/13 (a)(d)		300	222,000
Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13		1,500	1,515,000
Pregis Corp., 12.375%, 10/15/13		545	242,525

			2,678,225

Diversified Consumer Services—0.2%
Princeton University, 5.70%, 3/01/39		575	562,074

Diversified Financial Services—2.8%
Bank of America Corp., 6%, 9/01/17 (c)		1,590	1,338,421
Bank of America NA, 6.10%, 6/15/17 (c)		1,975	1,499,890
FCE Bank Plc, 7.125%, 1/16/12	EUR	250	193,332
Ford Motor Credit Co. LLC:
4.01%, 1/13/12 (a)	USD	125	61,250
7.80%, 6/01/12		340	184,287

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	13

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Diversified Financial Services (concluded)
General Electric Capital Corp.:
6.15%, 8/07/37	USD	4,620	$3,458,301
5.875%, 1/14/38		177	125,830
6.875%, 1/10/39		135	109,248
JPMorgan Chase & Co., 6%, 1/15/18		125	120,827
Structured Asset Repackaged Trust, 1.633%, 1/21/10		1,028	873,537

			7,964,923

Diversified Telecommunication Services—6.4%
AT&T, Inc.:
6.45%, 6/15/34		780	716,033
6.30%, 1/15/38		600	538,999
6.55%, 2/15/39		3,375	3,132,003
BellSouth Telecommunications, Inc., 7.446%, 12/15/95 (f)		1,700	663,895
Cincinnati Bell, Inc., 7.25%, 7/15/13		210	200,550
Comcast Cable Holdings LLC, 7.875%, 8/01/13		10	10,344
Qwest Communications International, Inc.:
7.50%, 2/15/14		120	101,700
Series B, 7.50%, 2/15/14		60	50,850
Qwest Corp., 5.246%, 6/15/13 (a)		470	398,325
Telecom Italia Capital SA:
4.95%, 9/30/14		1,075	926,071
6%, 9/30/34		1,550	1,107,024
Telefonica Emisiones SAU, 7.045%, 6/20/36		1,975	2,013,378
Telefonica Europe BV, 7.75%, 9/15/10		725	761,785
Verizon Communications, Inc.:
6.40%, 2/15/38 (c)		2,125	1,993,775
8.95%, 3/01/39		900	1,061,608
Verizon Global Funding Corp., 7.75%, 12/01/30		70	71,964
Verizon Maryland, Inc. Series B, 5.125%, 6/15/33		125	90,554
Verizon New Jersey, Inc.:
5.875%, 1/17/12		335	336,189
7.85%, 11/15/29		230	219,042
Verizon Virginia, Inc. Series A, 4.625%, 3/15/13 (c)		3,150	3,025,581
Wind Acquisition Finance SA, 10.75%, 12/01/15 (d)		350	350,875
Windstream Corp.:
8.125%, 8/01/13		500	485,000
8.625%, 8/01/16		230	220,800

			18,476,345

Electric Utilities—5.5%
Alabama Power Co., 6%, 3/01/39		1,275	1,265,347
Duke Energy Carolinas LLC:
6.10%, 6/01/37		315	305,285
6%, 1/15/38		825	846,159
E.ON International Finance BV, 6.65%, 4/30/38 (d)		1,525	1,527,756
EDP Finance BV, 6%, 2/02/18 (d)		1,125	1,044,710
Edison Mission Energy, 7.50%, 6/15/13		115	105,513
Electricite de France SA, 6.95%, 1/26/39 (d)		1,400	1,407,788
Elwood Energy LLC, 8.159%, 7/05/26		110	88,414
Florida Power Corp.:
6.35%, 9/15/37		1,325	1,383,296
6.40%, 6/15/38		875	919,782
Florida Power & Light Co., 4.95%, 6/01/35		950	848,191
Midwest Generation LLC Series B, 8.56%, 1/02/16		75	74,193
PacifiCorp., 6.25%, 10/15/37		575	587,739
Public Service Co. of Colorado, 6.25%, 9/01/37		1,200	1,251,648
Southern California Edison Co.:
5.625%, 2/01/36		625	612,238
Series 05-E, 5.35%, 7/15/35		125	117,842
Series 08-A, 5.95%, 2/01/38		1,075	1,101,226
The Toledo Edison Co., 6.15%, 5/15/37		350	267,371
Virginia Electric and Power Co. Series A, 6%, 5/15/37		2,000	1,924,926

			15,679,424

Corporate Bonds	Par (000)		Value

Electronic Equipment & Instruments—0.1%
Sanmina-SCI Corp., 8.125%, 3/01/16	USD	600	$210,000

Energy Equipment & Services—0.4%
Compagnie Generale de Geophysique-Veritas:
7.50%, 5/15/15		55	43,038
7.75%, 5/15/17		90	69,750
North American Energy Partners, Inc., 8.75%, 12/01/11		45	35,438
Transocean, Inc., 6.80%, 3/15/38		1,100	1,005,194

			1,153,420

Food & Staples Retailing—1.6%
CVS Caremark Corp., 6.25%, 6/01/27		775	736,150
The Pantry, Inc., 7.75%, 2/15/14		1,000	755,000
Rite Aid Corp., 7.50%, 3/01/17		505	272,700
Wal-Mart Stores, Inc.:
6.50%, 8/15/37		1,900	2,034,222
6.20%, 4/15/38		850	881,573

			4,679,645

Food Products—0.5%
Kraft Foods, Inc., 7%, 8/11/37		1,455	1,465,675

Gas Utilities—0.2%
El Paso Natural Gas Co., 8.625%, 1/15/22		265	254,690
Targa Resources, Inc., 8.50%, 11/01/13		320	201,600

			456,290

Health Care Equipment & Supplies—0.4%
DJO Finance LLC, 10.875%, 11/15/14		1,380	1,048,800

Health Care Providers & Services—0.6%
Tenet Healthcare Corp., 6.50%, 6/01/12		1,020	907,800
UnitedHealth Group, Inc., 5.80%, 3/15/36		870	697,197
WellPoint, Inc., 5.95%, 12/15/34		85	68,988

			1,673,985

Hotels, Restaurants & Leisure—1.7%
American Real Estate Partners LP:
8.125%, 6/01/12		3,165	2,785,200
7.125%, 2/15/13		320	263,200
Circus and Eldorado Joint Venture, 10.125%, 3/01/12		1,000	620,000
Gaylord Entertainment Co., 6.75%, 11/15/14		150	95,250
Greektown Holdings, LLC, 10.75%, 12/01/13 (d)(e)		315	28,350
Harrah’s Operating Co., Inc.:
10.75%, 2/01/18		650	39,935
10%, 12/15/18 (d)		151	42,280
McDonald’s Corp., 5.70%, 2/01/39		825	821,384
Seneca Gaming Corp. Series B, 7.25%, 5/01/12		260	192,400

			4,887,999

Household Durables—0.6%
Belvoir Land LLC Series A-1, 5.27%, 12/15/47		350	215,383
Irwin Land LLC:
Series A-1, 5.03%, 12/15/25		525	384,206
Series A-2, 5.40%, 12/15/47		1,500	931,095
Ohana Military Communities LLC Series 04I,
6.193%, 4/01/49		350	272,213

			1,802,897

Household Products—0.3%
Kimberly-Clark, Corp., 6.625%, 8/01/37		850	907,422

IT Services—0.1%
iPayment, Inc., 9.75%, 5/15/14		240	141,600
iPayment Investors LP, 12.75%, 7/15/14 (d)(g)		962	240,386

			381,986

Independent Power Producers & Energy Traders—0.0%
NRG Energy, Inc.:
7.25%, 2/01/14		50	47,125
7.375%, 2/01/16		15	13,838

			60,963

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Industrial Conglomerates—0.1%
Sequa Corp. (d):
11.75%, 12/01/15	USD	690	$110,400
13.50%, 12/01/15 (g)		1,699	201,998

			312,398

Insurance—2.4%
Chubb Corp., 6%, 5/11/37		1,100	962,897
Hartford Life Global Funding Trusts (a):
1.49%, 9/15/09		925	887,218
1.50%, 6/16/14		425	302,017
MetLife, Inc., 5.70%, 6/15/35		1,525	1,210,379
Metropolitan Life Global Funding I, 4.25%, 7/30/09 (d)		1,150	1,146,870
Monument Global Funding Ltd., 0.641%, 6/16/10 (a)		1,810	1,673,323
Prudential Financial, Inc.:
5.70%, 12/14/36		675	412,289
Series D, 5.90%, 3/17/36		500	318,250

			6,913,243

Machinery—0.3%
AGY Holding Corp., 11%, 11/15/14		360	216,000
Accuride Corp., 8.50%, 2/01/15		265	79,500
Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (d)		950	522,500

			818,000

Marine—0.3%
Nakilat, Inc. Series A, 6.067%, 12/31/33 (d)		1,050	685,503
Navios Maritime Holdings, Inc., 9.50%, 12/15/14		141	84,600

			770,103

Media—4.8%
Affinion Group, Inc., 10.125%, 10/15/13		695	538,624
CMP Susquehanna Corp., 9.875%, 5/15/14		645	19,350
COX Communications, Inc., 8.375%, 3/01/39 (d)		850	817,129
Cablevision Systems Corp. Series B, 8.334%, 4/01/09 (a)		180	180,000
Charter Communications Holdings II, LLC (e):
10.25%, 9/15/10		590	474,950
Series B, 10.25%, 9/15/10		120	96,000
Comcast Cable Holdings LLC 7.125%, 2/15/28		200	175,502
Comcast Corp.:
6.50%, 1/15/17		1,750	1,700,346
6.50%, 11/15/35		625	541,407
6.45%, 3/15/37		790	678,351
6.95%, 8/15/37		25	22,887
DirecTV Holdings LLC, 8.375%, 3/15/13		125	126,250
EchoStar DBS Corp.:
7%, 10/01/13		43	40,098
7.125%, 2/01/16		75	67,688
Local Insight Regatta Hldgs, Inc., 11%, 12/01/17		823	197,520
Network Communications, Inc., 10.75%, 12/01/13		155	24,025
News America Holdings, Inc.:
7.70%, 10/30/25		825	737,968
8.45%, 8/01/34		625	585,754
News America, Inc., 7.625%, 11/30/28		985	854,935
Nielsen Finance LLC, 10%, 8/01/14		935	771,375
Rainbow National Services LLC (d):
8.75%, 9/01/12		200	200,250
10.375%, 9/01/14		943	965,396
TCI Communications, Inc., 7.875%, 2/15/26		610	581,282
TL Acquisitions, Inc., 10.50%, 1/15/15 (d)		1,200	564,000
Time Warner Cable, Inc., 7.30%, 7/01/38		2,525	2,303,416
Time Warner Cos., Inc.:
6.95%, 1/15/28		70	62,367
6.625%, 5/15/29		90	77,410
Time Warner, Inc.:
7.625%, 4/15/31		205	192,336
7.70%, 5/01/32		85	80,316

			13,676,932

Corporate Bonds	Par (000)		Value

Metals & Mining—0.9%
AK Steel Corp., 7.75%, 6/15/12	USD	515	$442,900
Falconbridge Ltd.:
6%, 10/15/15		825	602,824
6.20%, 6/15/35		1,250	751,955
Freeport-McMoRan Copper & Gold, Inc., 7.084%, 4/01/15 (a)		490	366,275
Steel Dynamics, Inc., 7.375%, 11/01/12		80	69,200
Teck Cominco Ltd., 6.125%, 10/01/35		610	292,800

			2,525,954

Multi-Utilities—0.4%
Energy East Corp., 6.75%, 7/15/36		1,500	1,101,498

Oil, Gas & Consumable Fuels—6.1%
Anadarko Petroleum Corp., 6.45%, 9/15/36		2,350	1,794,551
Berry Petroleum Co., 8.25%, 11/01/16		140	71,400
Burlington Resources Finance Co., 7.40%, 12/01/31		875	921,601
Canadian Natural Resources Ltd.:
6.50%, 2/15/37		410	317,799
6.25%, 3/15/38		375	279,999
6.75%, 2/01/39		1,025	817,182
Chesapeake Energy Corp., 6.375%, 6/15/15		150	122,625
Compton Petroleum Finance Corp., 7.625%, 12/01/13		115	38,525
Conoco Funding Co., 7.25%, 10/15/31		125	130,990
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		535	496,780
ConocoPhillips Holding Co., 6.95%, 4/15/29		650	660,536
Devon Energy Corp., 7.95%, 4/15/32		625	656,998
EXCO Resources, Inc., 7.25%, 1/15/11		130	103,838
EnCana Corp.:
6.50%, 8/15/34		670	537,963
6.625%, 8/15/37		700	583,470
6.50%, 2/01/38		325	271,128
Encore Acquisition Co., 6%, 7/15/15		40	31,000
Marathon Oil Corp., 7.50%, 2/15/19		1,050	1,019,975
MidAmerican Energy Co., 5.80%, 10/15/36		700	642,884
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		800	716,454
6.50%, 9/15/37		1,900	1,832,026
Nexen, Inc., 6.40%, 5/15/37		550	388,145
OPTI Canada, Inc., 8.25%, 12/15/14		450	153,000
Sabine Pass LNG LP, 7.50%, 11/30/16		330	221,925
Shell International Finance B.V., 6.375%, 12/15/38		1,425	1,483,362
Valero Energy Corp., 6.625%, 6/15/37		495	377,943
Whiting Petroleum Corp.:
7.25%, 5/01/12		20	16,800
7.25%, 5/01/13		335	273,025
XTO Energy, Inc.:
6.75%, 8/01/37		1,925	1,717,096
6.375%, 6/15/38		900	761,038

			17,440,058

Paper & Forest Products—0.2%
Bowater, Inc., 4.32%, 3/15/10 (a)		80	14,400
NewPage Corp., 10%, 5/01/12		1,625	491,563

			505,963

Pharmaceuticals—2.7%
Abbott Laboratories, 5.125%, 4/01/19		690	687,011
Eli Lilly & Co., 5.55%, 3/15/37		2,275	2,160,340
Roche Holdings, Inc., 7%, 3/01/39 (d)		850	890,690
Schering-Plough Corp., 6.55%, 9/15/37		1,125	1,112,792
Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36		1,445	1,317,224
Wyeth:
6%, 2/15/36		675	691,400
5.95%, 4/01/37		925	940,196

			7,799,653

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	15

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Professional Services—0.0%
FTI Consulting, Inc., 7.75%, 10/01/16	USD	100	$98,750

Road & Rail—0.1%
Canadian National Railway Co., 6.25%, 8/01/34		350	344,072

Software—0.8%
BMS Holdings, Inc., 9.224%, 2/15/12 (a)(d)(g)		113	27,076
Oracle Corp., 5.75%, 4/15/18 (c)		2,225	2,249,998

			2,277,074

Specialty Retail—0.5%
General Nutrition Centers, Inc.:
6.404%, 3/15/14 (a)(g)		500	295,000
10.75%, 3/15/15		360	252,000
Lazy Days’ R.V. Center, Inc., 11.75%, 5/15/12 (e)		310	24,800
Michaels Stores, Inc.:
10%, 11/01/14		380	129,675
11.375%, 11/01/16		110	25,988
Sonic Automotive, Inc. Series B, 8.625%, 8/15/13		2,100	651,000

			1,378,463

Textiles, Apparel & Luxury Goods—0.0%
Quiksilver, Inc., 6.875%, 4/15/15		175	87,500

Wireless Telecommunication Services—1.1%
Cricket Communications, Inc., 9.375%, 11/01/14		100	91,250
Digicel Group Ltd. (d):
8.875%, 1/15/15		240	178,800
9.125%, 1/15/15 (g)		560	392,000
MetroPCS Wireless, Inc., 9.25%, 11/01/14		80	75,600
Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (d)		770	700,700
Rogers Communications, Inc., 7.50%, 8/15/38		1,150	1,158,808
Sprint Capital Corp., 6.875%, 11/15/28		915	505,538

			3,102,696

Total Corporate Bonds—51.0%			146,082,810

Foreign Government Obligations

Israel Government AID Bond:
5.50%, 4/26/24		825	894,671
5.50%, 9/18/33		845	983,207
Italy Government International Bond, 5.375%, 6/15/33		455	445,300

Total Foreign Government Obligations—0.8%			2,323,178

U.S. Government Agency Mortgage-Backed Securities

Fannie Mae Guaranteed Pass Through Certificates:
4.50%, 3/15/39 (i)		7,300	7,313,688
5.00%, 3/01/21—3/15/39 (c)(h)(i)		14,085	14,344,825
5.50%, 3/15/24—4/01/36 (h)(j)		39,297	40,347,909
6.00%, 8/01/29—3/15/39		4,965	5,128,587
6.50%, 3/15/39		200	209,125
7.00%, 1/01/31—7/01/32		190	203,609
Freddie Mac Mortgage Participation Certificates:
5.00%, 8/01/33		67	68,148
5.50%, 11/01/34—3/15/39 (h)		3,940	4,042,260
6.00%, 2/01/13—3/15/39 (h)		2,514	2,626,107
7.00%, 9/01/31		18	19,251
Ginnie Mae MBS Certificates, 5.50%, 8/15/33		188	194,253

Total U.S. Government Agency Mortgage-Backed Securities—26.0%			74,497,762

U.S. Government Agency Mortgage-Backed Securities—Collateralized Mortgage Obligations	Par (000)		Value

Fannie Mae Trust:
Series 378 Class 5, 5%, 7/01/36 (b)	USD	3,785	$442,327
Series 2004-90 Class JH, 6.226%, 11/25/34 (a)(b)		19,231	1,554,979
Series 2005-5 Class PK, 5%, 12/25/34		2,063	2,132,206
Freddie Mac Multiclass Certificates:
Series 2579 Class HI, 5%, 8/15/17 (b)		1,553	130,553
Series 2611 Class QI, 5.50%, 9/15/32 (b)		4,818	443,820
Series 2825 Class VP, 5.50%, 6/15/15		1,116	1,170,524

Total U.S. Government Agency Mortgage-Backed Securities— Collateralized Mortgage Obligations—2.0%			5,874,409

Non-U.S. Government Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations—7.7%
Banc of America Funding Corp. Series 2007-2 Class 1A2, 6%, 3/25/37		1,100	312,300
Bear Stearns Adjustable Rate Mortgage Series 2004-8 Class 14A1, 5.476%, 11/25/34 (a)		745	651,739
CS First Boston Mortgage Securities Corp., Series 2005-12 Class 6A1, 6%, 1/25/36		1,187	632,608
Citicorp Mortgage Securities, Inc. Series 2006-5 Class 1A3, 6%, 10/25/36		1,100	717,417
Citigroup Mortgage Loan Trust, Inc. Series 2005-4 Class A, 5.344%, 8/25/35 (a)		698	520,087
Citigroup Mortgage Securities, Inc. Series 2006-5 Class 1A2, 6%, 10/25/36		1,281	1,187,811
Countrywide Alternative Loan Trust:
Series 2005-64CB Class 1A15, 5.50%, 12/25/35		1,600	518,279
Series 2006-0A19 Class A1, 0.65%, 2/20/47 (a)		518	209,265
Series 2006-0A21 Class A1, 0.66%, 3/20/47 (a)		958	387,704
Series 2007-HY4 Class 4A1, 5.924%, 6/25/47 (a)		1,177	500,506
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-0A5 Class 2A1, 0.674%, 4/25/46 (a)		423	173,570
Series 2007-10 Class A22, 6%, 7/25/37		1,204	541,983
Credit Suisse Mortgage Capital Certificates Series 2007-1 Class 5A14, 6%, 2/25/37		895	610,412
Deutsche Alt-A Securities, Inc. Alternate Loan Trust:
Series 2003-3 Class 2A1, 5.50%, 10/25/33		1,294	1,106,159
Series 2006-0A1 Class A1, 0.674%, 2/25/47 (a)		338	137,969
GSR Mortgage Loan Trust:
Series 2005-AR4 Class 6A1, 5.25%, 7/25/35 (a)		699	480,517
Series 2006-0A1 Class 2A1, 0.664%, 8/25/46 (a)		990	547,873
Series 2006-4F Class 1A1, 5%, 5/25/36		1,088	616,983
Series 2006-AR1 Class 2A1, 5.18%, 1/25/36 (a)		1,017	641,514
Series 2007-4F Class 3A1, 6%, 7/25/37		1,297	927,465
Homebanc Mortgage Trust Series 2006-2 Class A1, 0.654%, 12/25/36 (a)		1,025	459,097
Indymac IMJA Mortgage Loan Trust Series 2007-A1 Class A4, 6%, 8/25/37		1,100	506,000
JPMorgan Mortgage Trust:
Series 2006-S3 Class 1A12, 6.50%, 8/25/36		1,311	965,131
Series 2007-S1 Class 2A22, 5.75%, 3/25/37		1,045	686,379
Series 2007-S2 Class 1A15, 6.75%, 6/25/37		1,191	753,638
Maryland Insurance Backed Securities Trust Series 2006-1A Class, 5.55%, 12/10/65		2,500	1,125,000
Merrill Lynch Mortgage Investors, Inc. Series 2006-A3 Class 3A1, 5.823%, 5/25/36 (a)(k)		998	497,465
Residential Funding Mortgage Securities I Series 2007-S6 Class 1A16, 6%, 6/25/37		857	711,873
Structured Asset Securities Corp. Series 2002-AL1 Class A2, 3.45%, 2/25/32		2,008	1,277,675
WaMu Mortgage Pass-Through Certificates (a):
Series 2005-AR10 Class 1A3, 4.831%, 9/25/35		1,800	867,633
Series 2007-0A4 Class 1A, 2.593%, 5/25/47		487	190,877
Series 2007-0A5 Class 1A, 3.005%, 6/25/47		423	175,897

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Non-U.S. Government Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Wells Fargo Mortgage Backed Securities Trust:
Series 2006- Class 1A29, 6%, 8/25/36	USD	858	$708,278
Series 2006-3 Class A9, 5.50%, 3/25/36		810	657,741
Series 2007-8 Class 2A9, 6%, 7/25/37		861	694,049
Series 2007-10 Class 1A21, 6%, 7/25/37		1,046	538,806

			22,237,700

Commercial Mortgage-Backed Securities—17.3%
Bank of America Commercial Mortgage, Inc. Series 2005-1 Class 4A, 4.988%, 11/10/42 (a)		2,180	1,810,323
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9 Class A2, 4.735%, 9/11/42		4,895	4,478,399
CS First Boston Mortgage Securities Corp., Series 2002-CP5 Class A2, 4.94%, 12/15/35		2,720	2,473,870
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A4, 6.096%, 12/10/49 (a)		1,370	882,833
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5 Class A4, 5.886%, 11/15/44 (a)		2,500	1,617,263
Commercial Mortgage Pass-Through Certificates Series 2004-LB3A Class A3, 5.09%, 7/10/37 (a)		960	860,203
Crown Castle Towers LLC Series 2005-1A:
Class AFL, 0.841%, 6/15/35 (a)		3,075	2,798,250
Class AFX, 4.643%, 6/15/35		855	816,525
First Union National Bank Commercial Mortgage:
Series 2001-C3 Class A3, 6.423%, 8/15/33		2,845	2,779,705
Series 2001-C4 Class A2, 6.223%, 12/12/33		2,265	2,193,089
GMAC Commercial Mortgage Securities, Inc., Class A2:
Series 1999-C3, 7.179%, 8/15/36 (a)		1,134	1,131,369
Series 2002-C3, 4.93%, 7/10/39		2,350	2,137,490
Global Signal Trust Series 2006-1 Class A2, 5.45%, 2/15/36		480	448,800
Heller Financial Commercial Mortgage Asset Series 1999-PH1 Class A2, 6.847%, 5/15/31 (a)		18	17,832
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1 Class A3, 5.857%, 10/12/35		2,140	2,054,601
Series 2004-CB8 Class A1A, 4.158%, 1/12/39		858	674,718
Series 2004-CBX Class A4, 4.529%, 1/12/37		2,180	1,792,885
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C10 Class A2, 7.371%, 8/15/32 (a)		1,556	1,554,750
LB-UBS Commercial Mortgage Trust:
Series 2005-C5 Class A4, 4.954%, 9/15/30		4,375	3,289,397
Series 2007-C6 Class A4, 5.858%, 7/15/40 (a)		931	549,241
Series 2007-C7 Class A3, 5.866%, 9/15/45 (a)		5,000	2,929,958
Merrill Lynch Mortgage Trust (a)(k):
Series 2004BPC1 Class A3, 4.467%, 10/12/41		4,200	3,433,476
Series 2007-C1 Class AM, 5.829%, 6/12/50		925	350,078
Morgan Stanley Capital I:
Series 2005-HQ6 Class A4A, 4.989%, 8/13/42		1,475	1,111,257
Series 2005-T17 Class A4, 4.52%, 12/13/41		2,555	2,271,908
Salomon Brothers Mortgage Securities VII, Inc. Series
2000-C1 Class A2, 7.52%, 12/18/09 (a)		2,959	2,955,895
Wachovia Bank Commercial Mortgage Trust (a):
Series 2005-C21 Class A3, 5.209%, 10/15/44		910	832,090
Series 2006-C25 Class A4, 5.74%, 5/15/43		1,190	817,450
Series 2007-C33 Class A4, 5.902%, 2/15/51		995	502,804

			49,566,459

Total Non-U.S. Government Agency Mortgage-Backed Securities—25.0%			71,804,159

U.S. Government Obligations

Fannie Mae:
6.348%, 10/09/19 (l)	5,875	3,093,117
7.125%, 1/15/30 (j)	2,775	3,777,691
5.625%, 7/15/37 (i)	775	872,979

U.S. Government Obligations		Par (000)	Value

Federal Home Loan Banks:
5.375%, 9/30/22 (j)	USD	5,400	$5,804,282
5.25%, 12/09/22 (i)		675	731,713
5.365%, 9/09/24 (j)		1,075	1,184,981
Federal Housing Administration, Hebre Home Hospital, 6.25%, 9/01/28		995	985,291
Federal National Mortgage Association, 1.75%, 3/23/11 (k)		4,375	4,381,380
Freddie Mac, 5.50%, 8/23/17 (j)		2,425	2,748,577
Resolution Funding Corp. (l):
6.288%, 7/15/18		525	352,587
6.296%, 10/15/18		525	349,289
U.S. Treasury Bonds, 6.125%, 11/15/27 (j)		1,440	1,842,075
U.S. Treasury Inflation Indexed Bonds:
2.375%, 1/15/25		324	310,323
2.375%, 1/15/27 (j)		1,601	1,538,821
U.S. Treasury Notes:
3.75%, 11/15/18		655	694,045
4.50%, 5/15/38		660	749,306
3.50%, 2/15/39		500	480,080

Total U.S. Government Obligations—10.4%			29,896,537

Preferred Securities

Capital Trusts

Capital Markets—0.1%
Credit Suisse Guernsey Ltd., 5.86% (a)(m)	494	161,326

Commercial Banks—0.7%
BAC Capital Trust XI, 6.625%, 5/23/36 (i)	545	260,777
Barclays Bank Plc, 7.434% (a)(d)(m)	1,500	565,407
RBS Capital Trust IV, 2.259% (a)(m)	475	67,837
Royal Bank of Scotland Group Plc Series MTN, 7.64% (a)(m)	2,200	286,000
Wells Fargo & Co. Series K, 7.98% (a)(m)	1,570	785,000

		1,965,021

Electric Utilities—0.2%
PECO Energy Capital Trust IV, 5.75%, 6/15/33	790	575,413

Insurance—0.8%
The Allstate Corp., 6.50%, 5/15/57 (a)	1,950	1,111,500
American International Group, Inc., 8.175%, 5/15/58 (a)(d)	325	51,927
Lincoln National Corp., 6.05%, 4/20/67 (a)	675	256,500
Progressive Corp., 6.70%, 6/15/37 (a)	605	328,739
The Travelers Cos., Inc., 6.25%, 3/15/67 (a)	675	407,491
ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(d)	675	266,625

		2,422,782

Total Capital Trusts—1.8%		5,124,542

Other Interests (n)		Beneficial Interest (000)

Health Care Providers & Services—0.0%
Critical Care Systems International, Inc.	USD	1,895	381

Total Other Interests—0.0%			381

Total Long-Term Investments (Cost—$415,003,470)—125.0%			358,435,733

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	17

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Options Purchased	Contracts (o)	Value

Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 5.47% and pay a floating rate based on 3-month LIBOR, expiring May 2012, Broker Bank of America, NA	11	$1,563,318
Receive a fixed rate of 4.88% and pay a floating rate based on 3-month LIBOR, expiring September 2013, Broker Goldman Sachs Bank USA	25	1,474,408
Pay a fixed rate of 4.705% and receive a floating rate based on the 3-month LIBOR, expiring November 2013, Broker JPMorgan Chase Bank, NA	12	653,042

		3,690,768

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 5.50% and receive a floating rate based 3-month LIBOR, expiring December 2009, Broker Bank of America, NA	3	58,191
Pay a fixed rate of 5.47% and receive a floating rate based 3-month LIBOR, expiring May 2012, Broker Bank of America, NA	11	342,306
Pay a fixed rate of 4.88% and receive a floating rate based on 3-month LIBOR, expiring September 2013, Broker Goldman Sachs Bank USA	25	709,032
Pay a fixed rate of 4.705% and receive a floating rate based on the 3-month LIBOR, expiring November 2013, Broker JPMorgan Chase Bank, NA	12	379,237

		1,488,766

Total Options Purchased (Cost—$3,645,960)—1.8%		5,179,534

Total Investments Before TBA Sale Commitments and Options Written (Cost—$418,649,430*)—126.8%		363,615,267

TBA Sale Commitments (h)		Par (000)

Fannie Mae Guaranteed Pass Through Certificates:
5%, 3/15/39	USD	(8,137)	(8,276,866)
5.50%, 3/01/21—3/15/39		(19,800)	(20,282,625)
Freddie Mac Mortgage Participation Certificates,
5.50%, 8/01/33		(3,900)	(3,993,842)
Ginnie Mae MBS Certificates, 5.50%, 8/15/33		(100)	(102,531)

Total TBA Sale Commitments (Proceeds—$32,650,277)—(11.4)%			(32,655,864)

Options Written	Contracts (o)	Value

Over-the-Counter Call Swaptions Written
Pay a fixed rated of 5.485% and receive a floating rate based on 3-month LIBOR, expiring October 2009, Broker JPMorgan Chase Bank, NA	5	$(758,669)
Pay a fixed rated of 2.45% and receive a floating rate based on 3-month LIBOR, expiring December 2009, Broker Barclays Bank, PLC	11	(119,837)
Pay a fixed rated of 1.99% and receive a floating rate based on 3-month LIBOR, expiring December 2009, Broker Citibank, NA	8	(101,590)
Pay a fixed rated of 5.67% and receive a floating rate based on 3-month LIBOR, expiring January 2010, Broker Citibank, NA	11	(2,060,305)
Pay a fixed rate of 4.915% and receive a floating rate based on 3-month LIBOR, expiring November 2010, Broker Barclays Bank, PLC	15	(1,740,885)
Pay a fixed rate of 5.05% and receive a floating rate based on 3-month LIBOR, expiring May 2011, Broker Citibank, NA	10	(1,201,720)
Pay a fixed rate of 5.08% and receive a floating rate based on 3-month LIBOR, expiring May 2011, Broker Goldman Sachs Bank USA	6	(744,645)
Pay a fixed rate of 5.325% and receive a floating rate based on 3-month LIBOR, expiring July 2013, Broker JPMorgan Chase Bank, NA	9	(629,951)

		(7,357,602)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 5.485% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker JPMorgan Chase Bank, NA	5	(26,185)
Receive a fixed rated of 2.45% and pay a floating rate based on 3-month LIBOR, expiring December 2009, Broker Barclays Bank, PLC	11	(1,129,884)
Receive a fixed rate of 5.67% and pay a floating rate based on 3-month LIBOR, expiring January 2010, Broker Citibank, NA	11	(76,590)
Receive a fixed rate of 4.915% and pay a floating rate based on 3-month LIBOR, expiring November 2010, Broker Barclays Bank, PLC	15	(417,345)
Receive a fixed rate of 5.05% and pay a floating rate based on 3-month LIBOR, expiring May 2011, Broker Citibank, NA	10	(310,900)
Receive a fixed rate of 5.08% and pay a floating rate based on 3-month LIBOR, expiring May 2011, Broker Goldman Sachs Bank USA	6	(184,037)

		(2,144,941)

Total Options Written (Premiums Received—$6,422,598)—(3.3)%		(9,502,543)

Total Investments, Net of TBA Sale Commitments and Options Written—112.1%		321,456,860
Liabilities in Excess of Other Assets—(12.1)%		(34,762,941)

Net Assets—100.0%		$286,693,919

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$418,779,460

Gross unrealized appreciation	$6,965,523
Gross unrealized depreciation	(62,129,716)

Net unrealized depreciation	$(55,164,193)

(a)	Variable rate security. Rate shown is as of report date.
(b)	Represents the interest only portion of mortgage-backed security and has either a nominal or notional amount of principal.
(c)	All or a portion of the security has been pledged as collateral for swaps.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Represents a step-up bond. Rate shown is as of report date.
(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(h)	Represents or includes a to-be-announced transaction. The Trust has committed to purchasing (selling) securities for which all specific information is not available at this time.

Counterparty	Market Value	Unrealized Appreciation (Depreciation)

Barclays Capital Plc	$4,600,000	$3,811
Citigroup NA	$(5,426,844)	$(19,097)
Credit Suisse International	$302,406	$2,031
Deutsche Bank AG	$(4,696,499)	$8,232
JPMorgan Chase Bank	$(12,603,740)	$23,654
Morgan Stanley Capital Services, Inc.	$7,300,000	$(49,902)

(i)	All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.
(j)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements.
(k)

Investments in companies considered to be an affiliate of the Trust during the period September 1, 2008 to December 31, 2008 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sale Cost	Realized Gain	Income

BlackRock Liquidity Funds, Temp Fund	$32,540,000	$32,540,000	—	$6,482
Merrill Lynch Mortgage Investors, Inc. Series 2006-A3 Class 3A1, 5.823%, 5/25/36	—	$25,089	$11,657	$19,752
Merrill Lynch Mortgage Trust Series 2004BPC1 Class A3, 4.467%, 10/12/41	$3,067,116	—	—	$18,745
Merrill Lynch Mortgage Trust Series 2007-C1 Class AM, 5.829%, 6/12/50	—	—	—	$18,266

(l)	Represents a zero-coupon bond. Rate shown reflects the current yield as of the report date.
(m)	Security is perpetual in nature and has no stated maturity date.
(n)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(o)	One contract represents a notional amount of $1,000,000.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of February 28, 2009 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Credit Suisse Securities (USA), Inc.	0.65%	2/12/09	3/12/09	$36,190,287	$36,172,000
Barclays Capital, Inc.	0.20%	12/11/08	Open	5,954,323	5,951,678
Barclays Capital, Inc.	0.12%	1/06/09	Open	1,994,766	1,994,400
Barclays Capital, Inc.	0.28%	1/23/09	Open	1,472,082	1,471,681
Barclays Capital, Inc.	0.30%	1/23/09	Open	3,793,109	3,792,003
Barclays Capital, Inc.	0.35%	2/27/09	3/02/09	1,940,057	1,940,000
JPMorgan Securities, Inc.	0.38%	2/02/09	Open	1,176,036	1,175,701
JPMorgan Securities, Inc.	0.31%	2/09/09	Open	2,714,375	2,713,908

Total				$55,235,035	$55,211,371

•	Foreign currency exchange contracts as of February 28, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

USD	256,960	EUR	196,000	Deutsche Bank AG	3/18/09	$8,521
USD	833,974	GBP	570,000	UBS AG	3/18/09	18,034

Total						$26,555

•	Financial futures contracts purchased as of February 28, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

102	10-Year U.S. Treasury Bond	Chicago	June 2009	$12,234,445	$8,743
1,060	30-Year U.S. Treasury Bond	Chicago	June 2009	$134,323,147	(3,578,772)
39	Long Gilt	London	June 2009	$6,774,094	(118,322)

Total					$(3,688,351)

•	Financial futures contracts sold as of February 28, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

679	2-Year U.S. Treasury Bond	Chicago	June 2009	$147,248,397	$170,631
1,436	2-Year U.S. Treasury Bond	Chicago	June 2009	$166,876,178	(541,229)

Total					$(370,598)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	19

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Interest rate swaps outstanding as of February 28, 2009 were as follows:

	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Receive a fixed rate of 4.62377% and pay a floating rate based 3-month LIBOR
Broker, Credit Suisse International Expires September 2009	USD	50,000	$906,099
Receive a fixed rate of 2.895% and pay a floating rate based 3-month LIBOR
Broker, Barclays Bank, PLC Expires September 2010	USD	30,600	628,175
Pay a fixed rate of 2.898% and receive a floating based 3-month LIBOR
Broker, Deutsche Bank AG Expires September 2010	USD	19,600	(403,250)
Receive a fixed rate of 2.7425% and pay a floating rate based 3-month LIBOR
Broker, Deutsche Bank AG Expires October 2010	USD	50,700	982,486
Receive a fixed rate of 2.745% and pay a floating rate based 3-month LIBOR
Broker, Credit Suisse International Expires October 2010	USD	40,500	786,468
Receive a fixed rate of 5% and pay a floating rate based 3-month LIBOR
Broker, Deutsche Bank AG Expires November 2010	USD	4,600	262,490
Receive a fixed rate of 2.14% and pay a floating rate based 3-month LIBOR
Broker, Citibank, NA Expires December 2010	USD	40,000	375,232
Receive a fixed rate of 2.8225% and pay a floating rate based 3-month LIBOR
Broker, Citibank, NA Expires December 2010	GBP	31,491	262,566
Receive a fixed rate of 1.595% and pay a floating rate based 3-month LIBOR
Broker, Deutsche Bank AG Expires February 2011	USD	8,700	(9,636)
Receive a fixed rate of 5.496% and pay a floating rate based 3-month LIBOR
Broker, Bank of America, NA Expires July 2011	USD	25,100	2,173,521
Receive a fixed rate of 4.856% and pay a floating rate based 3-month LIBOR
Broker, Deutsche Bank AG Expires October 2012	USD	9,400	841,868
Receive a fixed rate of 4.32% and pay a floating rate based 3-month LIBOR
Broker, Citibank, NA Expires October 2012	USD	10,500	751,957
Receive a fixed rate of 3.66375% and pay a floating rate based 3-month LIBOR
Broker, Citibank, NA Expires April 2013	USD	7,300	351,911
Receive a fixed rate of 4.2825% and pay a floating rate based 3-month LIBOR
Broker, Credit Suisse International Expires July 2013	USD	82,500	6,042,728

Interest rate swaps (continued)

		Notional Amount (000)	Unrealized Appreciation (Depreciation)

Receive a fixed rate of 3.78% and pay a floating rate based 3-month LIBOR
Broker, Morgan Stanley Capital Services Inc. Expires November 2013	USD	17,600	$917,748
Pay a fixed rate of 2.4625% and receive a floating based 3-month LIBOR
Broker, Citibank, NA Expires February 2014	USD	17,000	169,065
Pay a fixed rate of 4.50% and receive a floating based 3-month LIBOR
Broker, JPMorgan Chase Bank, NA Expires May 2015	USD	2,800	(252,551)
Receive a fixed rate of 2.215% and pay a floating rate based 3-month LIBOR
Broker, Citibank, NA Expires January 2016	USD	12,500	(642,508)
Pay a fixed rate of 5.04015% and receive a floating based 3-month LIBOR
Broker, Deutsche Bank AG Expires September 2017	USD	12,500	(1,703,116)
Receive a fixed rate of 4.564% and pay a floating rate based 3-month LIBOR
Broker, Deutsche Bank AG Expires October 2018	USD	10,000	1,037,287
Receive a fixed rate of 4.0975% and pay a floating rate based 3-month LIBOR
Broker, Deutsche Bank AG Expires October 2018	USD	8,000	515,256
Pay a fixed rate of 5.01% and receive a floating based 3-month LIBOR
Broker, UBS AG Expires November 2018	USD	4,112	(453,289)
Pay a fixed rate of 4.94% and receive a floating based 3-month LIBOR
Broker, Deutsche Bank AG Expires December 2018	USD	14,371	(1,533,283)
Pay a fixed rate of 3.272% and receive a floating based 3-month LIBOR
Broker, JPMorgan Chase Bank NA Expires February 2019	USD	2,500	16,247
Receive a fixed rate of 5.411% and pay a floating rate based 3-month LIBOR
Broker, JPMorgan Chase Bank NA Expires August 2022	USD	8,545	1,779,263
Pay a fixed rate of 5.365% and receive a floating based 3-month LIBOR
Broker, Deutsche Bank AG Expires September 2027	USD	8,000	(2,026,510)
Pay a fixed rate of 5.0605% and receive a floating based 3-month LIBOR
Broker, Goldman Sachs Bank USA Expires November 2037	USD	6,200	(1,792,148)
Pay a fixed rate of 5.06276% and receive a floating based 3-month LIBOR
Broker, Citibank, NA Expires December 2037	USD	1,300	(375,839)

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (concluded)	BlackRock Core Bond Trust (BHK)

Interest rate swaps (concluded)

	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Pay a fixed rate of 4.8375% and receive a floating based 3-month LIBOR
Broker, Morgan Stanley Capital Services Inc. Expires January 2038	USD	6,000	$(1,496,103)
Receive a fixed rate of 5.29750% and pay a floating rate based 3-month LIBOR
Broker, Citibank, NA Expires February 2038	USD	700	233,867
Receive a fixed rate of 5.1575% and pay a floating rate based 3-month LIBOR
Broker, Citibank, NA Expires June 2038	USD	1,000	309,433
Pay a fixed rate of 4.57% and receive a floating based 3-month LIBOR
Broker, Deutsche Bank AG Expires September 2038	USD	5,600	(1,133,622)

Total			$7,521,812

•	Currency Abbreviations:

	EUR	Euro
	GBP	British Pound
	USD	US Dollar

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments*

	Assets	Liabilities	Assets	Liabilities

Level 1	—	—	$179,374	$(4,238,323)
Level 2	$351,987,103	$(87,867,235)	24,549,756	(21,324,398)
Level 3	6,448,630	—	—	—

Total	$358,435,733	$(87,867,235)	$24,729,130	$(25,562,721)

* Other financial instruments are futures, swaps, foreign currency exchange contracts and options. Futures, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Assets

Balance as of August 31, 2008	$637
Accrued discounts/premiums	332
Realized gain	37
Change in unrealized appreciation/depreciation[1]	(4,796,976)
Net sales	(209,962)
Net transfers in Level 3	11,454,562

Balance as of February 28, 2009	$6,448,630

[1]	Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	21

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Aerospace & Defense—0.0%
Hawker Beechcraft Acquisition Co. LLC, 8.875%, 4/01/15 (a)	USD	255	$20,400

Airlines—0.3%
Continental Airlines, Inc.:
Series 1997-4-B, 6.90%, 7/02/18		125	90,555
Series 2001-1-C, 7.033%, 12/15/12		456	328,006
UAL Corp., 4.50%, 6/30/21 (b)		535	244,121

			662,682

Auto Components—1.4%
Allison Transmission, Inc. (c):
11%, 11/01/15		1,160	562,600
11.25%, 11/01/15 (a)		1,725	664,125
The Goodyear Tire & Rubber Co.:
7.857%, 8/15/11		2,150	1,720,000
8.625%, 12/01/11		197	157,600
Lear Corp., 8.75%, 12/01/16		645	109,650

			3,213,975

Automobiles—0.2%
Ford Capital BV, 9.50%, 6/01/10		1,095	350,400
Ford Motor Co., 8.90%, 1/15/32		1,100	187,000

			537,400

Building Products—0.8%
Momentive Performance Materials, Inc., 11.50%, 12/01/16		2,430	510,300
Ply Gem Industries, Inc., 11.75%, 6/15/13		2,905	1,336,300

			1,846,600

Capital Markets—0.5%
E*Trade Financial Corp., 12.50%, 11/30/17 (c)		2,380	1,094,800

Chemicals—2.2%
American Pacific Corp., 9%, 2/01/15		1,300	1,092,000
Innophos, Inc., 8.875%, 8/15/14		1,185	942,075
MacDermid, Inc., 9.50%, 4/15/17 (c)		2,500	987,500
Terra Capital, Inc. Series B, 7%, 2/01/17		320	291,200
Wellman Holdings, Inc. (b):
Second Lien Subordinate Note, 10%, 1/29/19 (c)		1,385	1,385,000
Third Lien Subordinate Note, 5%, 1/29/19		421	294,700

			4,992,475

Commercial Services & Supplies—3.5%
Sally Holdings LLC, 9.25%, 11/15/14		315	300,038
US Investigations Services, Inc., 10.50%, 11/01/15 (c)		1,000	795,000
Waste Services, Inc., 9.50%, 4/15/14		4,425	3,495,750
West Corp.:
9.50%, 10/15/14		1,000	700,000
11%, 10/15/16		4,220	2,700,800

			7,991,588

Construction & Engineering—0.8%
Dycom Industries, Inc., 8.125%, 10/15/15		2,625	1,876,875

Construction Materials—1.0%
Nortek, Inc., 10%, 12/01/13		3,520	1,408,000
Texas Industries, Inc., 7.25%, 7/15/13		1,160	823,600

			2,231,600

Corporate Bonds		Par (000)	Value

Containers & Packaging—6.0%
Berry Plastics Holding Corp., 5.871%, 9/15/14 (d)	USD	2,530	$1,176,450
Crown European Holdings SA, 6.25%, 9/01/11	EUR	1,890	2,324,163
Graphic Packaging International Corp.:
8.50%, 8/15/11	USD	1,825	1,606,000
9.50%, 8/15/13		1,525	1,136,125
Impress Holdings BV, 4.219%, 9/15/13 (c)(d)		620	458,800
Owens-Brockway Glass Container, Inc.:
8.25%, 5/15/13		1,500	1,515,000
6.75%, 12/01/14	EUR	610	688,261
Packaging Dynamics Finance Corp., 10%, 5/01/16 (c)	USD	2,020	868,600
Pregis Corp., 12.375%, 10/15/13		1,765	785,425
Rock-Tenn Co., 8.20%, 8/15/11		2,950	2,950,000
Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17 (e)		2,080	182,000

			13,690,824

Diversified Consumer Services—1.8%
Service Corp. International, 7%, 6/15/17		4,425	4,026,750

Diversified Financial Services—3.1%
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		770	702,625
FCE Bank Plc:
7.125%, 1/16/12	EUR	3,900	3,015,974
Series JD, 3.991%, 9/30/09 (d)		400	425,963
Ford Motor Credit Co. LLC:
4.01%, 1/13/12 (d)	USD	310	151,900
7.80%, 6/01/12		300	162,607
GMAC LLC (c):
7.25%, 3/02/11		569	393,025
3.461%, 12/01/14 (d)		1,322	581,680
Leucadia National Corp., 8.125%, 9/15/15		2,000	1,660,000

			7,093,774

Diversified Telecommunication Services—5.9%
Broadview Networks Holdings, Inc., 11.375%, 9/01/12		1,530	795,600
Cincinnati Bell, Inc., 7.25%, 7/15/13		385	367,675
Qwest Communications International, Inc.:
7.50%, 2/15/14		2,990	2,534,025
3.50%, 11/15/25 (b)		480	429,000
Series B, 7.50%, 2/15/14		2,715	2,300,962
Qwest Corp.:
5.246%, 6/15/13 (d)		2,150	1,822,125
7.625%, 6/15/15		850	758,625
Windstream Corp., 8.125%, 8/01/13		4,400	4,268,000

			13,276,012

Electric Utilities—2.6%
Edison Mission Energy, 7.50%, 6/15/13		2,750	2,523,125
NSG Holdings LLC, 7.75%, 12/15/25 (c)		1,530	1,224,000
Tenaska Alabama Partners LP, 7%, 6/30/21 (c)		2,842	2,147,241

			5,894,366

Electrical Equipment—0.0%
UCAR Finance, Inc., 10.25%, 2/15/12		92	82,800

Electronic Equipment & Instruments—0.1%
Sanmina-SCI Corp., 8.125%, 3/01/16		835	292,250

Energy Equipment & Services—0.6%
Compagnie Generale de Geophysique-Veritas:
7.50%, 5/15/15		305	238,663
7.75%, 5/15/17		470	364,250
North American Energy Partners, Inc., 8.75%,
12/01/11		550	433,125
Transocean, Inc. Series A, 1.625%, 12/15/37 (b)		490	436,713

			1,472,751

Food & Staples Retailing—0.7%
AmeriQual Group LLC, 9.50%, 4/01/12 (c)		1,225	735,000
Rite Aid Corp., 7.50%, 3/01/17		1,450	783,000

			1,518,000

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Food Products—0.5%
Tyson Foods, Inc., 10.50%, 3/01/14 (c)	USD	1,250	$1,178,125

Health Care Equipment & Supplies—3.1%
Catalent Pharma Solutions, Inc., 9.50%, 4/15/15 (a)		1,500	510,000
DJO Finance LLC:
10.875%, 11/15/14		7,500	5,700,000
11.75%, 11/15/14		130	85,150
Hologic, Inc., 2%, 12/15/37 (b)(g)		1,285	835,250

			7,130,400

Health Care Providers & Services—1.7%
Community Health Systems, Inc., 8.875%, 7/15/15		355	335,919
Tenet Healthcare Corp.:
6.375%, 12/01/11		515	458,350
6.50%, 6/01/12		3,410	3,034,900

			3,829,169

Hotels, Restaurants & Leisure—5.8%
American Real Estate Partners LP, 7.125%, 2/15/13		4,430	3,643,675
Galaxy Entertainment Finance Co. Ltd. (c):
7.323%, 12/15/10 (d)		425	318,750
9.875%, 12/15/12		850	459,000
Gaylord Entertainment Co., 8%, 11/15/13		945	626,062
Great Canadian Gaming Corp., 7.25%, 2/15/15 (c)		2,970	2,079,000
Greektown Holdings, LLC, 10.75%, 12/01/13 (c)(e)(f)		832	74,880
Harrah’s Operating Co., Inc.:
10.75%, 2/01/18 (a)		3,553	218,008
10%, 12/15/18 (c)		830	232,400
Inn of the Mountain Gods Resort & Casino, 12%, 11/15/10		2,450	294,000
Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (c)		1,855	853,300
Penn National Gaming, Inc., 6.875%, 12/01/11		2,950	2,832,000
San Pasqual Casino, 8%, 9/15/13 (c)		1,525	1,136,125
Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (c)		490	286,650
Travelport LLC, 5.886%, 9/01/14 (d)		210	67,200
Tropicana Entertainment LLC Series WI, 9.625%, 12/15/14 (e)(f)		475	4,750
Virgin River Casino Corp., 9%, 1/15/12 (e)		1,435	143,500

			13,269,300

Household Durables—0.8%
American Greetings Corp., 7.375%, 6/01/16		1,525	785,375
Jarden Corp., 7.50%, 5/01/17		1,180	920,400

			1,705,775

IT Services—1.2%
Alliance Data Systems Corp., 1.75%,
8/01/13 (b)(c)		1,800	1,201,500
First Data Corp., 9.875%, 9/24/15		1,320	726,000
SunGard Data Systems, Inc., 10.625%, 5/15/15 (c)		850	718,250

			2,645,750

Independent Power Producers & Energy Traders—3.6%
The AES Corp., 8.75%, 5/15/13 (c)		1,210	1,173,700
Energy Future Holdings Corp., 11.25%, 11/01/17 (a)		5,200	2,288,000
NRG Energy, Inc.:
7.25%, 2/01/14		2,325	2,191,312
7.375%, 2/01/16		1,970	1,817,325
Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (a)		1,500	720,000

			8,190,337

Corporate Bonds		Par (000)	Value

Industrial Conglomerates—0.5%
Sequa Corp. (c):
11.75%, 12/01/15	USD	3,750	$600,000
13.50%, 12/01/15 (a)		5,247	624,013

			1,224,013

Insurance—0.9%
Alliant Holdings I, Inc., 11%, 5/01/15 (c)		2,500	1,612,500
USI Holdings Corp., 5.113%, 11/15/14 (c)(d)		1,000	475,000

			2,087,500

Machinery—0.9%
AGY Holding Corp., 11%, 11/15/14		1,890	1,134,000
Accuride Corp., 8.50%, 2/01/15		820	246,000
RBS Global, Inc., 8.875%, 9/01/16		725	545,562

			1,925,562

Marine—0.8%
Horizon Lines, Inc., 4.25%, 8/15/12 (b)		900	434,250
Navios Maritime Holdings, Inc., 9.50%, 12/15/14		691	414,600
Teekay Shipping Corp., 8.875%, 7/15/11		1,000	950,000

			1,798,850

Media—11.4%
Affinion Group, Inc., 10.125%, 10/15/13		2,065	1,600,375
Allbritton Communications Co., 7.75%, 12/15/12		1,150	517,500
CCO Holdings LLC, 8.75%, 11/15/13		300	234,000
CMP Susquehanna Corp., 9.875%, 5/15/14		2,950	88,500
CSC Holdings, Inc.:
8.50%, 4/15/14 (c)		580	556,800
Series B, 7.625%, 4/01/11		340	336,600
Cablevision Systems Corp. Series B:
8.334%, 4/01/09 (d)		100	100,000
8%, 4/15/12		700	677,250
Catalina Marketing Corp., 10.50%, 10/01/15 (a)(c)(g)		4,000	2,680,000
Charter Communications Holdings II, LLC, 10.25%, 9/15/10 (e)		735	591,675
DirecTV Holdings LLC, 8.375%, 3/15/13		400	404,000
EchoStar DBS Corp.:
6.375%, 10/01/11		400	382,000
7%, 10/01/13		140	130,550
Harland Clarke Holdings Corp.:
5.984%, 5/15/15 (d)		510	177,225
9.50%, 5/15/15		620	279,000
Intelsat Corp., 9.25%, 6/15/16 (c)		1,640	1,496,500
Intelsat Subsidiary Holding Co. Ltd., 8.875%, 1/15/15 (c)		390	368,550
Liberty Media Corp., 3.125%, 3/30/23 (b)		1,616	1,141,300
Local Insight Regatta Hldgs, Inc., 11%, 12/01/17		1,052	252,480
Mediacom LLC, 9.50%, 1/15/13		3,675	3,197,250
Network Communications, Inc., 10.75%, 12/01/13		35	5,425
Nielsen Finance LLC:
11.625%, 2/01/14 (c)		140	121,100
10%, 8/01/14		2,685	2,215,125
Rainbow National Services LLC, 10.375%, 9/01/14 (c)		2,432	2,489,760
Salem Communications Corp., 7.75%, 12/15/10		3,825	1,893,375
TL Acquisitions, Inc., 10.50%, 1/15/15 (c)		6,400	3,008,000
Virgin Media, Inc., 6.50%, 11/15/16 (b)(c)		1,770	924,825

			25,869,165

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	23

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Metals & Mining—4.3%
Aleris International, Inc. (e):
9%, 12/15/14 (a)	USD	1,495	$149
10%, 12/15/16		1,300	1,625
FMG Finance Property Ltd. (c):
10%, 9/01/13		790	671,500
10.625%, 9/01/16		1,910	1,623,500
Foundation PA Coal Co., 7.25%, 8/01/14		2,925	2,639,812
Freeport-McMoRan Copper & Gold, Inc., 7.084%, 4/01/15 (d)		1,740	1,300,650
Newmont Mining Corp., 1.625%, 7/15/17 (b)		875	943,906
Novelis, Inc., 7.25%, 2/15/15		2,975	929,687
Ryerson, Inc. (c):
8.545%, 11/01/14 (d)		600	306,000
12%, 11/01/15		400	236,000
Steel Dynamics, Inc., 7.375%, 11/01/12		680	588,200
Vedanta Resources Plc, 9.50%, 7/18/18 (c)		950	541,500

			9,782,529

Oil, Gas & Consumable Fuels—9.9%
Atlas Energy Resources LLC, 10.75%, 2/01/18 (c)		1,880	1,522,800
Berry Petroleum Co., 8.25%, 11/01/16		750	382,500
Chesapeake Energy Corp.:
9.50%, 2/15/15		2,455	2,283,150
7.25%, 12/15/18		2,370	1,925,625
2.25%, 12/15/38 (b)		1,200	637,500
Compton Petroleum Finance Corp., 7.625%, 12/01/13		2,390	800,650
Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (c)		1,965	746,700
EXCO Resources, Inc., 7.25%, 1/15/11		4,150	3,314,812
Encore Acquisition Co., 6.25%, 4/15/14		3,000	2,370,000
Forest Oil Corp., 7.25%, 6/15/19 (c)		3,370	2,696,000
Massey Energy Co., 3.25%, 8/01/15 (b)		1,875	1,190,625
OPTI Canada, Inc., 8.25%, 12/15/14		2,530	860,200
PetroHawk Energy Corp. (c):
10.50%, 8/01/14		835	822,475
7.875%, 6/01/15		695	597,700
Sabine Pass LNG LP, 7.50%, 11/30/16		555	373,237
SandRidge Energy, Inc.:
8.625%, 4/01/15 (a)		1,100	759,000
8%, 6/01/18 (c)		1,475	1,150,500

			22,433,474

Paper & Forest Products—2.1%
Abitibi-Consolidated, Inc., 5.496%, 6/15/11 (d)		1,205	108,450
Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (c)		1,566	706,503
Bowater, Inc., 4.996%, 3/15/10 (d)		4,075	733,500
Georgia-Pacific Corp., 8.125%, 5/15/11		225	218,250
NewPage Corp., 10%, 5/01/12		4,120	1,246,300
Norske Skog Canada Ltd. Series D, 8.625%, 6/15/11		1,315	604,900
Verso Paper Holdings LLC Series B:
4.92%, 8/01/14 (d)		420	109,200
9.125%, 8/01/14		2,710	1,016,250

			4,743,353

Personal Products—0.5%
Chattem, Inc., 7%, 3/01/14		1,285	1,182,200

Pharmaceuticals—0.6%
Angiotech Pharmaceuticals, Inc., 5.011%, 12/01/13 (d)		2,105	1,289,312
Elan Finance Plc, 8.875%, 12/01/13		140	112,000

			1,401,312

Real Estate Investment Trusts (REITs)—0.0%
FelCor Lodging LP, 8.50%, 6/01/11		190	102,600

Corporate Bonds		Par (000)	Value

Real Estate Management & Development—1.3%
Forest City Enterprises, Inc., 7.625%, 6/01/15	USD	4,400	$1,936,000
Realogy Corp.:
10.50%, 4/15/14		2,825	593,250
12.375%, 4/15/15		3,254	390,480

			2,919,730

Semiconductors & Semiconductor Equipment—0.2%
Spansion, Inc., 4.386%, 6/01/13 (c)		1,800	420,750

Software—0.1%
BMS Holdings, Inc., 9.224%, 2/15/12 (a)(c)(d)		612	147,376

Specialty Retail—2.3%
Asbury Automotive Group, Inc., 7.625%, 3/15/17		520	234,000
Buffets, Inc., 12.50%, 11/01/14 (e)(f)		970	97
General Nutrition Centers Inc.:
7.584%, 3/15/14 (d)		2,610	1,539,900
10.75%, 3/15/15		1,900	1,330,000
Group 1 Automotive, Inc., 2.25%, 6/15/36 (b)(g)		1,570	702,575
Michaels Stores, Inc.:
10%, 11/01/14		790	269,587
11.375%, 11/01/16		1,235	291,769
United Auto Group, Inc., 7.75%, 12/15/16		1,675	804,000

			5,171,928

Textiles, Apparel & Luxury Goods—1.6%
Levi Strauss & Co., 8.875%, 4/01/16		2,925	2,237,625
Quiksilver, Inc., 6.875%, 4/15/15		2,600	1,300,000

			3,537,625

Thrifts & Mortgage Finance—0.4%
Residential Capital LLC, 8.50%, 5/15/10 (c)		1,195	824,550

Wireless Telecommunication Services—8.5%
Centennial Communications Corp., 7.185%, 1/01/13 (d)		2,030	2,019,850
Cricket Communications, Inc.:
9.375%, 11/01/14		1,850	1,688,125
10%, 7/15/15 (c)		1,320	1,217,700
Crown Castle International Corp., 9%, 1/15/15		725	706,875
Digicel Group Ltd. (c):
8.875%, 1/15/15		2,020	1,504,900
9.125%, 1/15/15 (a)		2,987	2,090,900
FiberTower Corp., 9%, 11/15/12 (b)		1,000	285,000
iPCS, Inc., 3.295%, 5/01/13 (d)		1,200	864,000
Leap Wireless International, Inc., 4.50%, 7/15/14 (b)(c)		350	236,250
MetroPCS Wireless, Inc., 9.25%, 11/01/14		3,285	3,104,325
Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (c)		2,120	1,929,200
Orascom Telecom Finance SCA, 7.875%, 2/08/14 (c)		365	219,000
Sprint Capital Corp., 7.625%, 1/30/11		3,875	3,361,563

			19,227,688

Total Corporate Bonds—94.5%			214,564,983

Non-U.S. Government Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities—1.4%
Crown Castle Towers LLC Series 2005-1A:
Class AFL, 0.841%, 6/15/35 (d)		2,435	2,215,850
Class AFX, 4.643%, 6/15/35 (c)		675	644,625
Global Signal Trust Series 2006-1 Class A2, 5.45%, 2/15/36		390	364,650

Total Non-U.S. Government Agency Mortgage-Backed Securities—1.4%			3,225,125

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value

Auto Components—1.1%
Allison Transmission, Inc. Term Loan, 3.20%, 8/07/14	USD	2,136	$1,415,256
Dana Holding Corp. Term Advance, 7.25%, 1/31/15		2,904	883,585
Delphi Corp.:
Initial Tranche Term Loan C, 7.50%—10.50%, 6/30/09		1,654	258,700
Subsequent Tranche Term Loan C, 7.50%—10.50%, 6/30/09		176	27,565

			2,585,106

Automobiles—0.4%
Ford Motor Co. Term Loan, 5%, 12/15/13		1,491	476,579
General Motors Corp. Secured Term Loan, 2.784%, 11/29/13		1,191	426,592

			903,171

Building Products—2.1%
Building Materials Corp. of America Term Loan Advance, 3.625%—3.875%, 2/22/14		744	507,425
CPG International, I Inc. Term Loan B, 6.26%, 2/28/11		4,577	3,203,819
Stile Acquisition Corp. (aka Masonite):
Canadian Term Loan, 4.63%—5.046%, 4/06/13		1,424	581,616
US Term Loan, 4.63%—6.25%, 4/06/13		1,443	589,693

			4,882,553

Capital Markets—0.2%
Marsico Parent Co., LLC Term Loan, 4.50%—6.25%, 12/15/14		949	450,785

Chemicals—1.3%
PQ Corp. (aka Niagara Acquisition, Inc.):
Loan (Second Lien), 7.68%, 7/30/15		5,500	1,925,000
Term Loan (First Lien), 4.43%—4.71%, 7/31/14		995	594,513
Solutia Inc. Loan, 8.50%, 2/28/14		638	409,594

			2,929,107

Containers & Packaging—0.1%
Berry Plastics Group, Inc. Loan, 8.421%, 6/05/14 (a)		1,462	292,369

Diversified Telecommunication Services—2.1%
Wind Finance SL S.A. Euro Facility (Second Lien), 11.473%, 12/17/14	EUR	4,420	4,852,822

Health Care Providers & Services—1.9%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.72%—3.404%, 7/25/2014	USD	122	102,991
Funded Term Loan, 4.439%—4.446%, 7/25/2014		2,378	2,013,772
HCA Inc. Tranche A-1 Term Loan, 3.459%, 11/17/12		863	750,591
Rotech Healthcare, Inc. Term Loan B, 6.479%, 9/26/11 (a)		2,563	1,409,409

			4,276,763

Hotels, Restaurants & Leisure—0.4%
Travelport LLC (fka Travelport Inc.) Loan, 7.979%, 3/27/12 (a)		4,394	900,683

Independent Power Producers & Energy Traders—2.4%
Calpine Generating Co., LLC Second Priority Term Loan, 4.335%, 3/29/14		997	723,535
Texas Competitive Electric Holdings Co., LLC
(TXU) Initial Tranche:
B-1 Term Loan, 3.909%—4.451%, 10/10/14		328	204,163
B-2 Term Loan, 3.909%—4.451%, 10/10/14		1,885	1,175,879
B-3 Term Loan, 3.909%—4.451%, 10/10/14		5,431	3,387,742

			5,491,319

Floating Rate Loan Interests		Par (000)	Value

Machinery—1.0%
Navistar International Corp.:
Revolving Credit-Linked Deposit, 3.649%—3.659%, 1/19/12	USD	795	$569,087
Term Advance, 3.659%, 1/19/12		2,185	1,564,095
Rexnord Holdings, Inc. Loan, 9.181%, 3/01/13 (a)		634	158,441

			2,291,623

Media—3.3%
Affinion Group Holdings, Inc. Loan, 8.523%, 3/01/12		650	292,500
Cengage Learning Acquisitions, Inc. (Thomson Learning)
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,487	1,741,250
HMH Publishing Co. Ltd. (aka Education Media):
Mezzanine, 10.756%, 11/14/14		9,060	2,718,109
Tranche A Term Loan, 5.256%, 6/12/14		3,726	2,095,600
NV Broadcasting, LLC Second Lien, 8.72%, 11/03/14		1,750	350,000
Newsday, LLC Fixed Rate Term Loan, 9.75%, 8/01/13		275	248,188

			7,445,647

Multiline Retail—0.4%
Dollar General Corp. Tranche B-1 Term Loan, 3.159%—3.924%, 7/07/14		950	820,239

Oil, Gas & Consumable Fuels—1.2%
Turbo Beta Ltd. Dollar Facility, 14.50%, 3/15/18		3,332	2,665,916

Paper & Forest Products—0.5%
Georgia-Pacific LLC Term B Loan, 2.409%—3.689%, 12/20/12		464	400,528
NewPage Corp. Term Loan, 5.313%, 12/22/14		495	301,500
Verso Paper Finance Holdings LLC Loan, 7.685%— 8.435%, 2/01/13		1,749	349,841

			1,051,869

Real Estate Management & Development—0.2%
Realogy Corp.:
Initial Term B Loan, 3.438%, 10/10/13		598	338,475
Synthetic Letter of Credit, 3.449%, 10/10/13		189	107,184

			445,659

Total Floating Rate Loan Interests—18.6%			42,285,631

Common Stocks		Shares

Capital Markets—0.1%
E*Trade Financial Corp. (f)		108,426	86,741

Chemicals—0.0%
Wellman Holdings, Inc.		2,499	625

Communications Equipment—0.7%
Loral Space & Communications Ltd. (f)		123,724	1,473,553

Electrical Equipment—0.0%
Medis Technologies Ltd. (f)		109,685	62,520
SunPower Corp. Class B (f)		573	14,187

			76,707

Oil, Gas & Consumable Fuels—0.2%
EXCO Resources, Inc.		50,649	461,412

Paper & Forest Products—0.1%
Ainsworth Lumber Co. Ltd.		186,000	105,266
Ainsworth Lumber Co. Ltd. (c)		208,741	118,449
Western Forest Products, Inc. (f)		74,889	8,830
Western Forest Products, Inc. Restricted Shares (f)		74,936	8,835

			241,380

Total Common Stocks—1.1%			2,340,418

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	25

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Capital Trusts		Par (000)	Value

Diversified Financial Services—0.4%
Citigroup, Inc. Series E, 8.40% (d)(h)	USD	2,585	$905,009

Total Capital Trusts—0.4%			905,009

Warrants (i)		Shares

Health Care Providers & Services—0.0%
HealthSouth Corp. (expires 1/16/14)		52,465	1

Paper & Forest Products—0.0%
MDP Acquisitions Plc (expires 10/01/13)		1,100	9,789

Total Warrants—0.0%			9,790

Other Interests (j)		Beneficial Interest (000)

Media—0.0%
Adelphia Escrow	USD	1,250	125
Adelphia Recovery Trust		1,568	6,271

Total Other Interests—0.0%			6,396

Total Long-Term Investments (Cost—$431,707,590)—116.0%			263,337,352

Short-Term Securities

BlackRock Liquidity Series, LLC Cash Sweep Series, 0.73% (k)(l)		11,058	11,058,272

Total Short-Term Securities (Cost—$11,058,272)—4.9%			11,058,272

Total Investments (Cost—$442,765,862*)—120.9%			274,395,624
Liabilities in Excess of Other Assets—(20.9)%			(47,346,122)

Net Assets—100.0%			$227,049,502

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$443,613,284

	Gross unrealized appreciation	$1,034,718
	Gross unrealized depreciation	(170,252,378)

	Net unrealized depreciation	$(169,217,660)

(a)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(b)	Convertible security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Variable rate security. Rate is as of report date.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Non-income producing security.
(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(k)	Represents the current yield as of report date.
(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate		Net Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	USD	4,710,831	$23,928

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classification for reporting ease.

•	Credit default swaps on single name issues—buy protection outstanding as of February 28, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation

Masco Corp.	5.85%	Goldman Sachs Bank USA	March 2014	USD 1,200	$9,854
Mohawk Industries, Inc.	4.70%	Goldman Sachs Bank USA	March 2014	USD 1,200	1,416

Total					$11,270

•	Credit default swaps on single name issues—sold protection outstanding as of February 28, 2009 were as follows:

Issuer[1]	Receive Fixed Rate	Counterparty	Expiration	Notional Amount (000)[2]	Unrealized Depreciation

Ford Motor Co.	3.80%	UBS AG	March 2010	USD 1,480	$(1,037,148)
Ford Motor Co.	5.00%	Goldman Sachs Bank USA	June 2010	USD 5,920	(4,191,141)

Total					$(5,228,289)

[1] Credit rating is C using Standard and Poor’s ratings.

[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•	Foreign currency exchange contracts as of February 28, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

USD	333,523	CAD	410,000	UBS AG	3/18/09	$11,266
USD	11,791,969	EUR	8,994,500	Deutsche Bank AG	3/18/09	391,034
USD	450,818	EUR	350,000	UBS AG	3/18/09	7,177
USD	272,002	EUR	210,000	Citibank, NA	3/18/09	5,818

Total						$415,295

•	Currency Abbreviations:

	CAD	Canadian Dollar
	EUR	Euro
	USD	US Dollar

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets	Liabilities

Level 1	$2,221,346	—	—
Level 2	246,764,700	$426,565	$(5,228,289)
Level 3	25,409,578	—	—

Total	$274,395,624	$426,565	$(5,228,289)

* Other financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in Securities

Assets

Balance as of August 31, 2008	$6,058,493
Accrued discounts/premiums	283,875
Realized gain	580
Change in unrealized appreciation/depreciation[1]	(31,824,940)
Net sales	167,322
Net transfers in Level 3	50,724,248

Balance as of February 28, 2009	$25,409,578

[1]	Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	27

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Airlines—0.8%
Continental Airlines, Inc.:
Series 1997-4-B, 6.90%, 7/02/18	USD	1,999	$1,448,879
Series 2001-1-C, 7.033%, 12/15/12		482	346,643
UAL Corp., 4.50%, 6/30/21 (a)		580	264,654

			2,060,176

Auto Components—1.4%
Allison Transmission, Inc. (b):
11%, 11/01/15		1,235	598,975
11.25%, 11/01/15 (c)		1,845	710,325
The Goodyear Tire & Rubber Co.:
7.857%, 8/15/11		2,295	1,836,000
8.625%, 12/01/11		235	188,000
Lear Corp., 8.75%, 12/01/16		700	119,000

			3,452,300

Automobiles—0.2%
Ford Capital BV, 9.50%, 6/01/10		1,192	381,440
Ford Motor Co., 8.90%, 1/15/32		1,100	187,000

			568,440

Building Products—0.8%
Momentive Performance Materials, Inc., 11.50%, 12/01/16		2,595	544,950
Ply Gem Industries, Inc., 11.75%, 6/15/13		3,110	1,430,600

			1,975,550

Capital Markets—0.5%
E*Trade Financial Corp., 12.50%, 11/30/17 (b)		2,550	1,173,000

Chemicals—2.1%
American Pacific Corp., 9%, 2/01/15		1,400	1,176,000
Innophos, Inc., 8.875%, 8/15/14		1,250	993,750
MacDermid, Inc., 9.50%, 4/15/17 (b)		2,680	1,058,600
Terra Capital, Inc. Series B, 7%, 2/01/17		265	241,150
Wellman Holdings, Inc. (a):
Second Lien Subordinate Note, 10%, 1/29/19 (b)		1,450	1,450,000
Third Lien Subordinate Note, 5%, 1/29/2019		441	308,700

			5,228,200

Commercial Services & Supplies—3.6%
Sally Holdings LLC, 9.25%, 11/15/14		350	333,375
US Investigations Services, Inc., 10.50%, 11/01/15 (b)		1,100	874,500
Waste Services, Inc., 9.50%, 4/15/14		4,775	3,772,250
West Corp.:
9.50%, 10/15/14		1,200	840,000
11%, 10/15/16		4,470	2,860,800

			8,680,925

Construction & Engineering—0.8%
Dycom Industries, Inc., 8.125%, 10/15/15		2,825	2,019,875

Construction Materials—1.0%
Nortek, Inc., 10%, 12/01/13		3,705	1,482,000
Texas Industries, Inc., 7.25%, 7/15/13		1,285	912,350

			2,394,350

Containers & Packaging—6.0%
Berry Plastics Holding Corp., 5.871%, 9/15/14 (d)		2,740	1,274,100
Crown European Holdings SA, 6.25%, 9/01/11	EUR	2,025	2,490,175
Graphic Packaging International Corp.:
8.50%, 8/15/11	USD	1,975	1,738,000
9.50%, 8/15/13		1,620	1,206,900
Impress Holdings BV, 4.219%, 9/15/13 (b)(d)		670	495,800
Owens Brockway Glass Container, Inc.:
8.25%, 5/15/13		1,575	1,590,750
6.75%, 12/01/14	EUR	665	750,317
Packaging Dynamics Finance Corp., 10%, 5/01/16 (b)		2,165	930,950
Pregis Corp., 12.375%, 10/15/13		1,920	854,400
Rock-Tenn Co., 8.20%, 8/15/11		3,175	3,175,000
Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17 (e)		2,140	187,250

			14,693,642

Corporate Bonds		Par (000)	Value

Diversified Consumer Services—1.8%
Service Corp. International, 7%, 6/15/17	USD	4,775	$4,345,250

Diversified Financial Services—3.1%
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		820	748,250
FCE Bank Plc:
7.125%, 1/16/12	EUR	4,200	3,247,972
Series JD, 3.991%, 9/30/09 (d)		425	452,586
Ford Motor Credit Co. LLC:
4.01%, 1/13/12 (d)	USD	340	166,600
7.80%, 6/01/12		300	162,607
GMAC LLC (b):
7.25%, 3/02/11		601	415,129
3.461%, 12/01/14 (d)		1,415	622,600
Leucadia National Corp., 8.125%, 9/15/15		2,100	1,743,000

			7,558,744

Diversified Telecommunication Services—5.8%
Broadview Networks Holdings, Inc., 11.375%, 9/01/12		1,680	873,600
Cincinnati Bell, Inc., 7.25%, 7/15/13		415	396,325
Qwest Communications International, Inc.:
7.50%, 2/15/14		3,190	2,703,525
3.50%, 11/15/25 (a)		510	455,813
Series B, 7.50%, 2/15/14		2,820	2,389,950
Qwest Corp.:
5.246%, 6/15/13 (d)		2,300	1,949,250
7.625%, 6/15/15		875	780,937
Windstream Corp., 8.125%, 8/01/13		4,800	4,656,000

			14,205,400

Electric Utilities—3.6%
Edison Mission Energy, 7.50%, 6/15/13		2,975	2,729,562
NSG Holdings LLC, 7.75%, 12/15/25 (b)		1,630	1,304,000
Nevada Power Co. Series A, 8.25%, 6/01/11		2,400	2,524,790
Tenaska Alabama Partners LP, 7%, 6/30/21 (b)		3,019	2,281,444

			8,839,796

Electrical Equipment—0.0%
UCAR Finance, Inc., 10.25%, 2/15/12		32	28,800

Electronic Equipment & Instruments—0.1%
Sanmina-SCI Corp., 8.125%, 3/01/16		875	306,250

Energy Equipment & Services—0.7%
Compagnie Generale de Geophysique-Veritas:
7.50%, 5/15/15		335	262,137
7.75%, 5/15/17		510	395,250
North American Energy Partners, Inc., 8.75%, 12/01/11		595	468,562
Transocean, Inc. Series A, 1.625%, 12/15/37 (a)		520	463,450

			1,589,399

Food & Staples Retailing—0.7%
AmeriQual Group LLC, 9.50%, 4/01/12 (b)		1,300	780,000
Rite Aid Corp., 7.50%, 3/01/17		1,590	858,600

			1,638,600

Food Products—0.4%
Tyson Foods, Inc., 10.50%, 3/01/14 (b)		1,090	1,027,325

Health Care Equipment & Supplies—3.2%
Catalent Pharma Solutions, Inc., 9.50%, 4/15/15 (c)		1,500	510,000
DJO Finance LLC:
10.875%, 11/15/14		8,140	6,186,400
11.75%, 11/15/14		135	88,425
Hologic, Inc., 2%, 12/15/37 (a)(f)		1,365	887,250

			7,672,075

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Health Care Providers & Services—2.5%
Community Health Systems, Inc., 8.875%, 7/15/15	USD	465	$440,006
Tenet Healthcare Corp.:
6.375%, 12/01/11		550	489,500
6.50%, 6/01/12		5,710	5,081,900

			6,011,406

Hotels, Restaurants & Leisure—5.8%
American Real Estate Partners LP, 7.125%, 2/15/13		4,780	3,931,550
Galaxy Entertainment Finance Co. Ltd. (b):
7.323%, 12/15/10 (d)		450	337,500
9.875%, 12/15/12		875	472,500
Gaylord Entertainment Co., 8%, 11/15/13		1,000	662,500
Great Canadian Gaming Corp., 7.25%, 2/15/15 (b)		3,180	2,226,000
Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(e)(g)		893	80,370
Harrah’s Operating Co., Inc:
10.75%, 2/01/18 (c)		3,796	234,218
10%, 12/15/18 (b)		887	248,360
Inn of the Mountain Gods Resort & Casino, 12%, 11/15/10		2,575	309,000
Little Traverse Bay Bands of Odawa Indians,
10.25%, 2/15/14 (b)		1,895	871,700
Penn National Gaming, Inc., 6.875%, 12/01/11		3,150	3,024,000
San Pasqual Casino, 8%, 9/15/13 (b)		1,575	1,173,375
Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (b)		560	327,600
Travelport LLC, 5.886%, 9/01/14 (d)		195	62,400
Tropicana Entertainment LLC, 9.625%, 12/15/14 (e)(g)		515	5,150
Virgin River Casino Corp., 9%, 1/15/12 (e)(g)		1,500	150,000

			14,116,223

Household Durables—0.8%
American Greetings Corp., 7.375%, 6/01/16		1,770	911,550
Jarden Corp., 7.50%, 5/01/17		1,265	986,700

			1,898,250

IT Services—1.1%
Alliance Data Systems Corp., 1.75%, 8/01/13 (a)(b)		1,870	1,248,225
First Data Corp., 9.875%, 9/24/15		1,425	783,750
SunGard Data Systems, Inc., 10.625%, 5/15/15 (b)		900	760,500

			2,792,475

Independent Power Producers & Energy Traders—3.1%
The AES Corp., 8.75%, 5/15/13 (b)		51	49,470
Energy Future Holdings Corp., 11.25%, 11/01/17 (c)		5,575	2,453,000
NRG Energy, Inc.:
7.25%, 2/01/14		2,550	2,403,375
7.375%, 2/01/16		2,000	1,845,000
Texas Competitive Electric Holdings Co. LLC, 10.50%,
11/01/16 (c)		1,575	756,000

			7,506,845

Industrial Conglomerates—0.5%
Sequa Corp. (b):
11.75%, 12/01/15		4,010	641,600
13.50%, 12/01/15 (c)		5,645	675,358

			1,316,958

Insurance—0.9%
Alliant Holdings I, Inc., 11%, 5/01/15 (b)		2,600	1,677,000
USI Holdings Corp., 5.113%, 11/15/14 (b)(d)		1,070	508,250

			2,185,250

Machinery—0.9%
AGY Holding Corp., 11%, 11/15/14		2,050	1,230,000
Accuride Corp., 8.50%, 2/01/15		865	259,500
RBS Global, Inc., 8.875%, 9/01/16		785	590,713

			2,080,213

Marine—0.6%
Horizon Lines, Inc., 4.25%, 8/15/12 (a)		960	463,200
Navios Maritime Holdings, Inc., 9.50%, 12/15/14		743	445,800
Teekay Shipping Corp., 8.875%, 7/15/11		635	603,250

			1,512,250

Corporate Bonds		Par (000)	Value

Media—11.5%
Affinion Group, Inc., 10.125%, 10/15/13	USD	2,189	$1,696,475
Allbritton Communications Co., 7.75%, 12/15/12		1,240	558,000
CCO Holdings LLC, 8.75%, 11/15/13		300	234,000
CMP Susquehanna Corp., 9.875%, 5/15/14		3,175	95,250
CSC Holdings, Inc.:
8.50%, 4/15/14 (b)		550	528,000
Series B, 7.625%, 4/01/11		660	653,400
Cablevision Systems Corp. Series B, 8%, 4/15/12		775	749,812
Catalina Marketing Corp., 10.50%, 10/01/15 (b)(c)(f)		4,250	2,847,500
Charter Communications Holdings II, LLC, 10.25%,
9/15/10 (e)		1,195	961,975
DirecTV Holdings LLC, 8.375%, 3/15/13		420	424,200
EchoStar DBS Corp.:
6.375%, 10/01/11		400	382,000
7%, 10/01/13		150	139,875
Harland Clarke Holdings Corp.:
5.984%, 5/15/15 (d)		550	191,125
9.50%, 5/15/15		660	297,000
Intelsat Corp., 9.25%, 6/15/16 (b)		1,410	1,286,625
Intelsat Subsidiary Holding Co. Ltd., 8.875%, 1/15/15 (b)		420	396,900
Liberty Media Corp., 3.125%, 3/30/23 (a)		1,748	1,234,525
Local Insight Regatta Hldgs, Inc., 11%, 12/01/17		1,117	268,080
Mediacom LLC, 9.50%, 1/15/13		3,900	3,393,000
Network Communications, Inc., 10.75%, 12/01/13		40	6,200
Nielsen Finance LLC:
11.625%, 2/01/14 (b)		225	194,625
10%, 8/01/14		3,025	2,495,625
Rainbow National Services LLC, 10.375%, 9/01/14 (b)		2,570	2,631,038
Salem Communications Corp., 7.75%, 12/15/10		4,075	2,017,125
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		6,785	3,188,950
Virgin Media, Inc., 6.50%, 11/15/16 (a)(b)		1,915	1,000,588

			27,871,893

Metals & Mining—4.3%
Aleris International, Inc. (e):
9%, 12/15/14 (c)		1,625	162
10%, 12/15/16		1,300	1,625
FMG Finance Property Ltd. (b):
10%, 9/01/13		850	722,500
10.625%, 9/01/16		2,060	1,751,000
Foundation PA Coal Co., 7.25%, 8/01/14		3,250	2,933,125
Freeport-McMoRan Copper & Gold, Inc., 7.084%, 4/01/15 (d)		1,835	1,371,662
Newmont Mining Corp., 1.625%, 7/15/17 (a)		930	1,003,238
Novelis, Inc., 7.25%, 2/15/15		3,175	992,187
Ryerson, Inc. (b):
8.545%, 11/01/14 (d)		640	326,400
12%, 11/01/15		450	265,500
Steel Dynamics, Inc., 7.375%, 11/01/12		730	631,450
Vedanta Resources Plc, 9.50%, 7/18/18 (b)		1,015	578,550

			10,577,399

Oil, Gas & Consumable Fuels—10.1%
Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)		2,005	1,624,050
Berry Petroleum Co., 8.25%, 11/01/16		800	408,000
Chesapeake Energy Corp.:
9.50%, 2/15/15		2,625	2,441,250
7.25%, 12/15/18		2,575	2,092,187
2.25%, 12/15/38 (a)		1,250	664,063
Compton Petroleum Finance Corp., 7.625%, 12/01/13		2,555	855,925
Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)		2,035	773,300
EXCO Resources, Inc., 7.25%, 1/15/11		4,450	3,554,437
Encore Acquisition Co., 6.25%, 4/15/14		3,150	2,488,500
Forest Oil Corp., 7.25%, 6/15/19 (b)		3,595	2,876,000
Massey Energy Co., 3.25%, 8/01/15 (a)		2,010	1,276,350
OPTI Canada, Inc., 8.25%, 12/15/14		2,710	921,400
PetroHawk Energy Corp. (b):
10.50%, 8/01/14		895	881,575
7.875%, 6/01/15		680	584,800
Sabine Pass LNG LP, 7.50%, 11/30/16		610	410,225

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	29

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
SandRidge Energy, Inc.:
5.06%, 4/01/14 (d)	USD	1,000	$657,172
8.625%, 4/01/15 (c)		1,100	759,000
8%, 6/01/18 (b)		1,570	1,224,600

			24,492,834

Paper & Forest Products—2.1%
Abitibi-Consolidated, Inc., 4.82%, 6/15/11 (d)		1,400	126,000
Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (b)(c)		1,662	749,997
Bowater, Inc., 4.32%, 3/15/10 (d)		4,475	805,500
Georgia-Pacific Corp., 8.125%, 5/15/11		240	232,800
NewPage Corp., 10%, 5/01/12		4,385	1,326,462
Norske Skog Canada Ltd. Series D, 8.625%, 6/15/11		1,415	650,900
Verso Paper Holdings LLC Series B:
4.92%, 8/01/14 (d)		450	117,000
9.125%, 8/01/14		2,900	1,087,500

			5,096,159

Personal Products—0.5%
Chattem, Inc., 7%, 3/01/14		1,405	1,292,600

Pharmaceuticals—0.6%
Angiotech Pharmaceuticals, Inc., 5.011%, 12/01/13 (d)		2,225	1,362,812
Elan Finance Plc, 8.875%, 12/01/13		150	120,000

			1,482,812

Real Estate Investment Trusts (REITs)—0.1%
FelCor Lodging LP, 8.50%, 6/01/11		480	259,200

Real Estate Management & Development—1.3%
Forest City Enterprises, Inc., 7.625%, 6/01/15		4,750	2,090,000
Realogy Corp.:
10.50%, 4/15/14		3,090	648,900
12.375%, 4/15/15		3,492	419,040

			3,157,940

Semiconductors & Semiconductor Equipment—0.2%
Spansion, Inc., 4.386%, 6/01/13 (b)		1,920	448,800

Software—0.1%
BMS Holdings, Inc., 9.224%, 2/15/12 (b)(c)(d)		654	162,657

Specialty Retail—2.3%
Asbury Automotive Group, Inc., 7.625%, 3/15/17		560	252,000
Buffets, Inc., 12.50%, 11/01/14 (e)(g)		950	95
General Nutrition Centers, Inc:
6.404%, 3/15/14 (c)(d)		2,800	1,652,000
10.75%, 3/15/15		2,040	1,428,000
Group 1 Automotive, Inc., 2.25%, 6/15/36 (a)(f)		1,685	754,038
Michaels Stores, Inc.:
10%, 11/01/14		860	293,475
11.375%, 11/01/16		1,360	321,300
United Auto Group, Inc., 7.75%, 12/15/16		1,805	866,400

			5,567,308

Textiles, Apparel & Luxury Goods—1.6%
Levi Strauss & Co., 8.875%, 4/01/16		3,200	2,448,000
Quiksilver, Inc., 6.875%, 4/15/15		2,725	1,362,500

			3,810,500

Thrifts & Mortgage Finance—0.4%
Residential Capital LLC, 8.50%, 5/15/10 (b)		1,275	879,750

Wireless Telecommunication Services—8.8%
Centennial Communications Corp., 7.185%, 1/01/13 (d)		2,170	2,159,150
Cricket Communications, Inc.:
9.375%, 11/01/14		1,850	1,688,125
10%, 7/15/15 (b)		1,420	1,309,950
Crown Castle International Corp., 9%, 1/15/15		760	741,000

Corporate Bonds		Par (000)	Value

Wireless Telecommunication Services (concluded)
Digicel Group Ltd. (b):
8.875%, 1/15/15	USD	2,160	$1,609,200
9.125%, 1/15/15 (c)		3,064	2,144,800
FiberTower Corp., 9%, 11/15/12 (a)		1,000	285,000
iPCS, Inc., 3.295%, 5/01/13 (d)		1,295	932,400
Leap Wireless International, Inc., 4.50%, 7/15/14 (a)(b)		370	249,750
MetroPCS Wireless, Inc., 9.25%, 11/01/14		4,575	4,323,375
Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (b)		2,270	2,065,700
Orascom Telecom Finance SCA, 7.875%, 2/08/14 (b)		385	231,000
Sprint Capital Corp., 7.625%, 1/30/11		4,115	3,569,763

			21,309,213

Total Corporate Bonds—96.7%			235,287,032

Non-US Government Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities—1.4%
Crown Castle Towers LLC Series 2005-1A:
Class AFL, 0.936%, 6/15/35 (d)		2,600	2,366,000
Class AFX, 4.643%, 6/15/35 (b)		725	692,375
Global Signal Trust Series 2006-1 Class A2, 5.45%, 2/15/36		415	388,025

Total Non-US Government Agency Mortgage-Backed Securities—1.4%			3,446,400

Floating Rate Loan Interests

Auto Components—1.1%
Allison Transmission, Inc. Term Loan, 3.20%, 8/07/14		2,280	1,510,708
Dana Holding Corp. Term Advance, 7.25%, 1/31/15		2,999	912,437
Delphi Corp.:
Initial Tranche Term Loan C, 10.50%, 6/30/09		1,739	271,996
Subsequent Tranche Term Loan C, 10.50%, 6/30/09		186	29,129

			2,724,270

Automobiles—0.4%
Ford Motor Co. Term Loan, 5%, 12/15/13		1,566	500,406
General Motors Corp. Secured Term Loan, 4.148%, 11/29/13		1,290	462,141

			962,547

Building Products—2.2%
Building Materials Corp. of America Term Loan Advance,
3.625% - 3.875%, 2/22/14		744	507,425
CPG International, I Inc. Term Loan B, 6.26%, 2/28/11		4,987	3,491,118
Stile Acquisition Corp. (aka Masonite):
Canadian Term Loan, 6.25%, 4/06/13		1,568	640,546
US Term Loan, 6.75%, 4/06/13		1,546	631,679

			5,270,768

Capital Markets—0.2%
Marsico Parent Co., LLC Term Loan, 4.50% - 7.25%, 12/15/14		949	450,785

Chemicals - 1.2%
PQ Corp. (fka Niagara Acquisition, Inc.):
Loan (Second Lien), 7.68%, 7/30/15		5,500	1,925,000
Term Loan (First Lien), 4.43% - 4.71%, 7/31/14		995	594,513
Solutia Inc. Loan, 8.50%, 2/28/14		713	457,781

			2,977,294

Containers & Packaging - 0.1%
Berry Plastics Group, Inc. Loan, 8.421%, 6/05/14 (c)		1,566	313,252

Diversified Telecommunication Services—2.2%
Wind Finance SL S.A. Euro Facility (Second Lien),
11.473%, 12/17/14	EUR	4,770	5,237,095

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)		Value

Health Care Providers & Services—1.9%
CHS/ Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.729%, 7/25/2014	USD	129	$109,170
Funded Term Loan, 2.729%—3.506%, 7/25/2014		2,521	2,134,598
HCA Inc. Tranche A-1 Term Loan, 2.959%, 11/17/12		863	750,591
Rotech Healthcare, Inc. Term Loan B, 6.479%, 9/26/11 (c)		2,781	1,529,643

			4,524,002

Hotels, Restaurants & Leisure—0.4%
Travelport LLC (fka Travelport Inc.) Loan, 7.979%, 3/27/12 (c)		4,720	967,622

Independent Power Producers & Energy Traders—2.4%
Calpine Generating Co., LLC Second Priority Term Loan, 4.335%, 3/29/14		1,045	757,798
Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche:
B-1 Term Loan, 3.948% - 4.451%, 10/10/14		347	216,537
B-2 Term Loan, 3.948% - 4.451%, 10/10/14		1,885	1,175,879
B-3 Term Loan, 3.948% - 4.451%, 10/10/14		5,925	3,695,719

			5,845,933

Machinery—1.0%
Navistar International Corp.:
Revolving Credit-Linked Deposit, 3.718% - 3.729%, 1/19/12		850	608,458
Term Advance, 3.729%, 1/19/12		2,335	1,671,470
Rexnord Holdings, Inc. Loan, 8.261%, 3/01/13 (c)		683	170,629

			2,450,557

Media—3.3%
Affinion Group Holdings, Inc. Loan, 9.273%, 3/01/12		650	292,500
Cengage Learning Acquisitions, Inc. (Thomson Learning) Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,736	1,915,375
HMH Publishing Co. Ltd. (aka Education Media):
Mezzanine, 10.756%, 11/14/14		10,126	3,037,887
Tranche A Term Loan, 5.256%, 6/12/14		3,945	2,218,871
NV Broadcasting, LLC Second Lien, 5.25%, 11/03/14		1,750	350,000
Newsday, LLC Fixed Rate Term Loan, 9.75%, 8/01/13		300	270,750

			8,085,383

Multiline Retail—0.4%
Dollar General Corp. Tranche B-1 Term Loan, 3.198% - 3.924%, 7/07/14		1,015	876,360

Oil, Gas & Consumable Fuels—1.2%
Turbo Beta Ltd. Dollar Facility, 14.50%, 3/15/18		3,635	2,908,272

Paper & Forest Products—0.4%
Georgia-Pacific LLC Term B Loan, 2.956% - 4.189%, 12/20/12		492	424,560
NewPage Corp. Term Loan, 5.313%, 12/22/14		495	301,500
Verso Paper Finance Holdings LLC Loan, 7.685% - 8.435%, 2/01/13		1,809	361,793

			1,087,853

Real Estate Management & Development—0.2%
Realogy Corp.:
Initial Term B Loan, 3.438%, 10/10/13		638	361,040
Synthetic Letter of Credit, 0.347%, 10/10/13		205	115,645

			476,685

Total Floating Rate Loan Interests—18.6%			45,158,678

Common Stocks	Shares

Capital Markets—0.0%
E*Trade Financial Corp. (g)	116,170	92,936

Chemicals—0.0%
Wellman Holdings, Inc.	2,616	654

Communications Equipment—0.7%
Loral Space & Communications Ltd. (g)	134,482	1,601,681

Electrical Equipment—0.0%
Medis Technologies Ltd. (g)	116,910	66,639
SunPower Corp. Class B (g)	1,235	30,579

		97,218

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels— 0.2%
EXCO Resources, Inc.	54,280	$494,491

Paper & Forest Products—0.1%
Ainsworth Lumber Co. Ltd.	197,451	111,747
Ainsworth Lumber Co. Ltd. (b)	221,591	125,740
Western Forest Products, Inc. (g)	78,039	9,201

		246,688

Total Common Stocks—1.0%		2,533,668

Capital Trusts	Par (000)

Diversified Financial Services—0.4%
Citigroup, Inc. Series E, 8.40% (d)(h)	USD	2,720	952,272

Total Capital Trusts—0.4%			952,272

Warrants (i)	Shares

Health Care Providers & Services—0.0%
HealthSouth Corp. (expires 1/16/14)	54,577	1

Total Warrants—0.0%		1

		Beneficial
		Interest
Other Interests (j)		(000)

Media—0.0%
Adelphia Escrow	USD	1,300	130
Adelphia Recovery Trust		1,630	6,522

Total Other Interests—0.0%			6,652

Total Long-Term Investments (Cost - $467,110,477)—118.1%			287,384,703

Short-Term Securities

BlackRock Liquidity Series, LLC Cash Sweep Series, 0.73% (k)(l)		11,405	11,405,172

Total Short-Term Securities (Cost—$11,405,172)—4.7%			11,405,172

Total Investments
(Cost—$478,515,649*)—122.8%			298,789,875
Liabilities in Excess of Other Assets—(22.8)%			(55,569,212)

Net Assets—100.0%			$243,220,663

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$479,445,881

Gross unrealized appreciation	$973,704
Gross unrealized depreciation	(181,629,710)

Net unrealized depreciation	$(180,656,006)

(a)	Convertible security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(d)	Variable rate security. Rate shown is as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	31

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(g)	Non-income producing security.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(k)	Represents the current yield as of report date.
(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	USD (2,872,011)	$26,103

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classification for reporting ease.

•	Credit default swaps on single name issues - buy protection outstanding as of February 28, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation

Masco Corp.	5.85%	Goldman Sachs	March 2014	USD 1,300	$ 10,676
		Bank USA
Mohawk	4.70%	Goldman Sachs	March 2014	USD 1,300	1,534
Industries, Inc.		Bank USA

Total					$ 12,210

•	Credit default swaps on single name issues - sold protection outstanding as of February 28, 2009 were as follows:

Issuer[1]	Receive Fixed Rate	Counterparty	Expiration	Notional Amount (000)[2]	Unrealized Depreciation

Ford Motor Co.	3.80%	UBS AG	March 2010	USD 1,590	$ (1,114,234)
Ford Motor Co.	5.00%	Goldman Sachs
		Bank USA	June 2010	USD 6,330	(4,481,406)

Total					$ (5,595,640)

[1]	Credit rating is C, using Standard and Poor’s ratings.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•	Foreign currency exchange contracts as of February 28, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

USD	280,648	CAD	345,000	UBS AG	3/18/09	$9,480
USD	12,787,034	EUR	9,753,500	Deutsche Bank AG	3/18/09	424,032
USD	386,415	EUR	300,000	UBS AG	3/18/09	6,151
USD	295,317	EUR	228,000	Citibank, NA	3/18/09	6,316

Total						$445,979

•	Currency Abbreviations:
	CAD	Canadian Dollar
	EUR	Euro
	USD	US Dollar

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets	Liabilities

Level 1	$2,407,273	—	—
Level 2	269,222,856	$458,189	$(5,595,640)
Level 3	27,159,746	—	—

Total	$298,789,875	$458,189	$(5,595,640)

*	Other financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in Securities

Assets

Balance as of August 31, 2008	$2,999,871
Accrued discounts/premiums	267,853
Realized gain	655
Change in unrealized appreciation/depreciation[1]	(33,799,877)
Net sales	156,563
Net transfers in Level 3	57,534,681

Balance as of February 28, 2009	$27,159,746

[1]	Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock High Income Shares (HIS) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Aerospace & Defense—0.2%
Hawker Beechcraft Acquisition Co. LLC, 8.875%, 4/01/15 (a)	USD	100	$8,000
L-3 Communications Corp., 5.875%, 1/15/15		140	129,150

			137,150

Airlines—0.5%
American Airlines, Inc. Series 99-1, 7.324%, 4/15/11		280	263,200
UAL Corp., 4.50%, 6/30/21 (b)		175	79,853

			343,053

Auto Components—1.8%
Allison Transmission, Inc. (c):
11%, 11/01/15		335	162,475
11.25%, 11/01/15 (a)		450	173,250
The Goodyear Tire & Rubber Co.:
7.857%, 8/15/11		690	552,000
8.625%, 12/01/11		62	49,600
Lear Corp., 8.75%, 12/01/16		180	30,600
Stanadyne Corp. Series 1, 10%, 8/15/14		525	341,250

			1,309,175

Automobiles—0.6%
Ford Capital BV, 9.50%, 6/01/10		1,330	425,600
Ford Motor Co., 8.90%, 1/15/32		300	51,000

			476,600

Building Products—1.2%
CPG International I, Inc., 10.50%, 7/01/13		540	286,200
Momentive Performance Materials, Inc., 11.50%, 12/01/16		805	169,050
Ply Gem Industries, Inc., 11.75%, 6/15/13		895	411,700

			866,950

Capital Markets—0.3%
E*Trade Financial Corp., 12.50%, 11/30/17		451	207,460

Chemicals—3.4%
American Pacific Corp., 9%, 2/01/15		400	336,000
Ames True Temper, Inc., 5.094%, 1/15/12 (d)		1,070	695,500
Innophos, Inc., 8.875%, 8/15/14		1,170	930,150
MacDermid, Inc., 9.50%, 4/15/17 (c)		755	298,225
Terra Capital, Inc. Series B, 7%, 2/01/17		235	213,850

			2,473,725

Commercial Services & Supplies—2.8%
Casella Waste Systems, Inc., 9.75%, 2/01/13		400	350,000
Sally Holdings LLC, 9.25%, 11/15/14		90	85,725
Waste Services, Inc., 9.50%, 4/15/14		800	632,000
West Corp.:
9.50%, 10/15/14		375	262,500
11%, 10/15/16		1,195	764,800

			2,095,025

Construction Materials—0.6%
Nortek, Inc., 10%, 12/01/13		1,040	416,000

Containers & Packaging—7.2%
Berry Plastics Holding Corp., 5.871%, 9/15/14 (d)		300	139,500
Crown Americas LLC, 7.75%, 11/15/15		255	256,912
Crown European Holdings SA, 6.25%, 9/01/11	EUR	595	731,681
Graphic Packaging International Corp., 9.50%, 8/15/13	USD	255	189,975
Impress Holdings BV, 4.219%, 9/15/13 (c)(d)		775	573,500
Jefferson Smurfit Corp. US, 7.50%, 6/01/13 (e)		1,000	80,000
Owens Brockway Glass Container, Inc.:
8.25%, 5/15/13		2,600	2,626,000
6.75%, 12/01/14	EUR	175	197,452
Pregis Corp., 12.375%, 10/15/13	USD	1,034	460,130
Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17 (e)		665	58,188

			5,313,338

Corporate Bonds		Par (000)	Value

Diversified Financial Services—4.2%
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16	USD	240	$219,000
FCE Bank Plc:
7.125%, 1/16/12	EUR	1,150	889,326
Series JD, 3.991%, 9/30/09 (d)		125	133,114
Ford Motor Credit Co. LLC:
8.625%, 11/01/10	USD	140	87,578
4.01%, 1/13/12 (d)		145	71,050
7.80%, 6/01/12		1,500	813,033
GMAC LLC (c):
6.875%, 8/28/12		449	258,507
3.461%, 12/01/14 (d)		356	156,640
Leucadia National Corp., 8.125%, 9/15/15		600	498,000

			3,126,248

Diversified Telecommunication Services—9.8%
Broadview Networks Holdings, Inc., 11.375%, 9/01/12		480	249,600
Cincinnati Bell, Inc., 7.25%, 7/15/13		2,085	1,991,175
Qwest Capital Funding, Inc., 7%, 8/03/09		230	229,425
Qwest Communications International, Inc.:
7.50%, 2/15/14		910	771,225
3.50%, 11/15/25 (b)		200	178,750
Series B, 7.50%, 2/15/14		640	542,400
Qwest Corp., 5.246%, 6/15/13 (d)		850	720,375
Wind Acquisition Finance SA, 10.75%, 12/01/15 (c)		1,100	1,102,750
Windstream Corp.:
8.125%, 8/01/13		855	829,350
8.625%, 8/01/16		645	619,200

			7,234,250

Electric Utilities—2.1%
Edison Mission Energy, 7.50%, 6/15/13		35	32,112
Elwood Energy LLC, 8.159%, 7/05/26		429	345,368
Homer City Funding LLC Series B, 8.734%, 10/01/26		149	128,301
NSG Holdings LLC, 7.75%, 12/15/25 (c)		565	452,000
Salton Sea Funding Corp. Series E, 8.30%, 5/30/11		583	613,731

			1,571,512

Electronic Equipment & Instruments—0.1%
Sanmina-SCI Corp., 8.125%, 3/01/16		290	101,500

Energy Equipment & Services—1.4%
Compagnie Generale de Geophysique-Veritas:
7.50%, 5/15/15		135	105,637
7.75%, 5/15/17		220	170,500
North American Energy Partners, Inc., 8.75%, 12/01/11		810	637,875
Transocean, Inc. Series A, 1.625%, 12/15/37 (b)		155	138,144

			1,052,156

Food & Staples Retailing—0.3%
Rite Aid Corp., 7.50%, 3/01/17		425	229,500

Food Products—0.5%
Tyson Foods, Inc., 10.50%, 3/01/14 (c)		400	377,000

Gas Utilities—0.3%
Targa Resources, Inc., 8.50%, 11/01/13		305	192,150

Health Care Equipment & Supplies—3.2%
Catalent Pharma Solutions, Inc., 9.50%, 4/15/15 (a)		610	207,400
DJO Finance LLC:
10.875%, 11/15/14		2,400	1,824,000
11.75%, 11/15/14		40	26,200
Hologic, Inc., 2%, 12/15/37 (b)(f)		505	328,250

			2,385,850

Health Care Providers & Services—2.0%
Community Health Systems, Inc., 8.875%, 7/15/15		125	118,281
Tenet Healthcare Corp.:
6.375%, 12/01/11		160	142,400
6.50%, 6/01/12		1,395	1,241,550

			1,502,231

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	33

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Hotels, Restaurants & Leisure—4.7%
American Real Estate Partners LP, 7.125%, 2/15/13	USD	850	$699,125
Gaylord Entertainment Co.:
8%, 11/15/13		1,110	735,375
6.75%, 11/15/14		450	285,750
Great Canadian Gaming Corp., 7.25%, 2/15/15 (c)		1,390	973,000
Greektown Holdings, LLC, 10.75%, 12/01/13 (c)(e)(g)		649	58,410
Harrah’s Operating Co., Inc.:
10.75%, 2/01/18 (a)		1,086	66,636
10%, 12/15/18 (c)		253	70,840
Seneca Gaming Corp. Series B, 7.25%, 5/01/12		630	466,200
Travelport LLC, 5.886%, 9/01/14 (d)		75	24,000
Tropicana Entertainment LLC, 9.625%, 12/15/14 (e)(g)		215	2,150
Virgin River Casino Corp., 9%, 1/15/12 (e)(g)		585	58,500

			3,439,986

Household Durables—0.6%
Jarden Corp., 7.50%, 5/01/17		550	429,000

IT Services—2.0%
Alliance Data Systems Corp., 1.75%, 8/01/13 (b)(c)		560	373,800
First Data Corp., 9.875%, 9/24/15		525	288,750
iPayment, Inc., 9.75%, 5/15/14		335	197,650
iPayment Investors LP, 12.75%, 7/15/14 (a)(c)		1,603	400,644
SunGard Data Systems, Inc., 10.625%, 5/15/15 (c)		270	228,150

			1,488,994

Independent Power Producers & Energy Traders—3.4%
AES Red Oak LLC Series B, 9.20%, 11/30/29		1,250	1,112,500
Energy Future Holdings Corp., 11.25%, 11/01/17 (a)		1,600	704,000
NRG Energy, Inc.:
7.25%, 2/01/14		100	94,250
7.375%, 2/01/16		465	428,962
Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (a)		430	206,400

			2,546,112

Industrial Conglomerates—0.5%
Sequa Corp. (c):
11.75%, 12/01/15		1,150	184,000
13.50%, 12/01/15 (a)		1,602	191,650

			375,650

Insurance—0.9%
Alliant Holdings I, Inc., 11%, 5/01/15 (c)		800	516,000
USI Holdings Corp., 5.113%, 11/15/14 (c)(d)		310	147,250

			663,250

Machinery—2.4%
AGY Holding Corp., 11%, 11/15/14		890	534,000
Accuride Corp., 8.50%, 2/01/15		340	102,000
RBS Global, Inc., 8.875%, 9/01/16		295	221,987
Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (c)		1,720	946,000

			1,803,987

Marine—0.2%
Navios Maritime Holdings, Inc., 9.50%, 12/15/14		254	152,400

Media—11.5%
Affinion Group, Inc., 10.125%, 10/15/13		1,045	809,875
CCO Holdings LLC, 8.75%, 11/15/13		100	78,000
CMP Susquehanna Corp., 9.875%, 5/15/14		865	25,950
CSC Holdings, Inc.:
8.50%, 4/15/14 (c)		180	172,800
Series B, 8.125%, 7/15/09		165	167,887
Cablevision Systems Corp. Series B, 8.334%, 4/01/09 (d)		750	750,000
Charter Communications Holdings II, LLC (e):
10.25%, 9/15/10		170	136,850
Series B, 10.25%, 9/15/10		455	364,000
DirecTV Holdings LLC, 8.375%, 3/15/13		420	424,200
EchoStar DBS Corp., 7%, 10/01/13		192	179,040

Corporate Bonds	Par (000)		Value

Media (concluded)
Harland Clarke Holdings Corp.:
5.984%, 5/15/15 (d)	USD	160	$55,600
9.50%, 5/15/15		190	85,500
Intelsat Corp., 9.25%, 6/15/16 (c)		430	392,375
Intelsat Subsidiary Holding Co. Ltd., 8.875%, 1/15/15 (c)		130	122,850
Local Insight Regatta Hldgs, Inc., 11%, 12/01/17		304	72,960
Network Communications, Inc., 10.75%, 12/01/13		830	128,650
Nielsen Finance LLC:
11.625%, 2/01/14 (c)		110	95,150
10%, 8/01/14		850	701,250
ProtoStar I Ltd., 18%, 10/15/12 (b)(c)		1,427	785,073
Rainbow National Services LLC, 10.375%, 9/01/14 (c)		1,813	1,856,059
TL Acquisitions, Inc., 10.50%, 1/15/15 (c)		1,740	817,800
Virgin Media, Inc., 6.50%, 11/15/16 (b)(c)		550	287,375

			8,509,244

Metals & Mining—2.8%
AK Steel Corp., 7.75%, 6/15/12		120	103,200
Aleris International, Inc. (e):
9%, 12/15/14		200	20
10%, 12/15/16		680	850
FMG Finance Property Ltd. (c):
10%, 9/01/13		240	204,000
10.625%, 9/01/16		735	624,750
Freeport-McMoRan Copper & Gold, Inc., 7.084%, 4/01/15 (d)		260	194,350
Newmont Mining Corp., 1.625%, 7/15/17 (b)		270	291,263
Ryerson, Inc. (c):
8.545%, 11/01/14 (d)		180	91,800
12%, 11/01/15		100	59,000
Steel Dynamics, Inc., 7.375%, 11/01/12		380	328,700
Vedanta Resources Plc, 9.50%, 7/18/18 (c)		295	168,150

			2,066,083

Oil, Gas & Consumable Fuels—10.5%
Atlas Energy Resources LLC, 10.75%, 2/01/18 (c)		575	465,750
Berry Petroleum Co., 8.25%, 11/01/16		275	140,250
Chesapeake Energy Corp.:
9.50%, 2/15/15		805	748,650
6.375%, 6/15/15		350	286,125
6.625%, 1/15/16		235	192,112
7.25%, 12/15/18		405	329,062
2.25%, 12/15/38 (b)		375	199,219
Compton Petroleum Finance Corp., 7.625%, 12/01/13		245	82,075
Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (c)		605	229,900
Corral Finans AB, 2.594%, 4/15/10 (a)(c)		945	525,004
Denbury Resources, Inc., 7.50%, 12/15/15		75	64,125
EXCO Resources, Inc., 7.25%, 1/15/11		1,115	890,606
Encore Acquisition Co., 6%, 7/15/15		130	100,750
Forest Oil Corp., 7.25%, 6/15/19 (c)		1,035	828,000
Massey Energy Co., 3.25%, 8/01/15 (b)		615	390,525
OPTI Canada, Inc., 8.25%, 12/15/14		980	333,200
PetroHawk Energy Corp. (c):
10.50%, 8/01/14		275	270,875
7.875%, 6/01/15		210	180,600
Sabine Pass LNG LP, 7.50%, 11/30/16		210	141,225
SandRidge Energy, Inc., 8%, 6/01/18 (c)		455	354,900
Whiting Petroleum Corp.:
7.25%, 5/01/12		70	58,800
7.25%, 5/01/13		1,155	941,325

			7,753,078

Paper & Forest Products—1.3%
Bowater, Inc.:
9%, 8/01/09		270	68,850
4.996%, 3/15/10 (d)		350	63,000
Domtar Corp., 7.875%, 10/15/11		100	85,250
Georgia-Pacific Corp., 8.125%, 5/15/11		75	72,750

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Paper & Forest Products (concluded)
NewPage Corp., 10%, 5/01/12	USD	1,260	$381,150
Norske Skog Canada Ltd., 7.375%, 3/01/14		175	61,250
Verso Paper Holdings LLC Series B:
4.92%, 8/01/14 (d)		130	33,800
9.125%, 8/01/14		465	174,375

			940,425

Pharmaceuticals—0.6%
Angiotech Pharmaceuticals, Inc., 5.011%, 12/01/13 (d)		630	385,875
Elan Finance Plc, 8.875%, 12/01/13		75	60,000

			445,875

Professional Services—0.4%
FTI Consulting, Inc., 7.75%, 10/01/16		275	271,562

Real Estate Management & Development—0.4%
Realogy Corp.:
10.50%, 4/15/14		1,105	232,050
12.375%, 4/15/15		674	80,880

			312,930

Semiconductors & Semiconductor Equipment—0.2%
Spansion, Inc., 4.386%, 6/01/13 (c)		550	128,563

Software—0.1%
BMS Holdings, Inc., 9.224%, 2/15/12 (a)(c)(d)		208	50,238

Specialty Retail—3.4%
Asbury Automotive Group, Inc., 7.625%, 3/15/17		240	108,000
General Nutrition Centers, Inc.:
7.584%, 3/15/14 (a)(d)		800	472,000
10.75%, 3/15/15		895	626,500
Group 1 Automotive, Inc., 2.25%, 6/15/36 (f)		470	210,325
Lazy Days’ R.V. Center, Inc., 11.75%, 5/15/12 (e)(g)		2,275	182,000
Michaels Stores, Inc.:
10%, 11/01/14		370	126,262
11.375%, 11/01/16		480	113,400
Rent-A-Center, Inc. Series B, 7.50%, 5/01/10		367	351,402
United Auto Group, Inc., 7.75%, 12/15/16		710	340,800

			2,530,689

Textiles, Apparel & Luxury Goods—0.2%
Quiksilver, Inc., 6.875%, 4/15/15		350	175,000

Thrifts & Mortgage Finance—0.4%
Residential Capital Corp.:
8.50%, 5/15/10 (c)		370	255,300
8.375%, 6/30/10		160	64,000

			319,300

Wireless Telecommunication Services—10.0%
American Tower Corp., 7.125%, 10/15/12		1,000	997,500
Centennial Communications Corp., 7.185%, 1/01/13 (d)		650	646,750
Cricket Communications, Inc.:
9.375%, 11/01/14		540	492,750
10%, 7/15/15 (c)		420	387,450
Crown Castle International Corp., 9%, 1/15/15		425	414,375
Digicel Group Ltd. (c):
8.875%, 1/15/15		690	514,050
9.125%, 1/15/15 (a)		1,320	924,000
FiberTower Corp., 9%, 11/15/12 (b)		300	85,500
iPCS, Inc., 3.295%, 5/01/13 (d)		330	237,600
Leap Wireless International, Inc., 4.50%, 7/15/14 (b)(c)		100	67,500
MetroPCS Wireless, Inc., 9.25%, 11/01/14		1,255	1,185,975
Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (c)		580	527,800
Sprint Capital Corp., 7.625%, 1/30/11		1,085	941,238

			7,422,488

Total Corporate Bonds—99.0%			73,235,727

Floating Rate Loan Interests	Par (000)		Value

Auto Components—1.3%
Allison Transmission, Inc. Term Loan, 3.20%, 8/07/14	USD	1,049	$694,777
Dana Corp. Term Advance, 7.25%, 1/31/15		804	244,701
Delphi Automotive Systems:
Initial Tranche C, 10.50%, 3/31/09		271	42,413
Subsequent Tranche C Term Loan, 10.50%, 3/31/09		29	4,515

			986,406

Automobiles—0.4%
Ford Motor Term Loan, 5%, 12/15/13		423	135,033
General Motors Corp. Term Secured Loan, 4.148%, 11/29/13		372	133,310

			268,343

Building Products—2.2%
Building Material Corp. of America Term Loan Advance, 3.625% - 3.875%, 2/22/14		248	169,142
CPG International, I Inc. Term Loan B, 6.62%, 2/28/11		1,492	1,044,724
Stile Acquisition (Masonite International):
Canadian Term Loan, 6.75%, 4/06/13		492	201,150
US Term Loan, 6.25%, 4/06/13		499	203,713

			1,618,729

Chemicals—0.9%
PQ Corp. Second Lien Loan, 7.68%, 5/29/15		1,500	525,000
Solutia, Inc. Term Loan, 8.50%, 2/28/14		225	144,563

			669,563

Health Care Providers & Services—1.8%
Community Health Systems, Inc.:
Delay Draw Term Loan, 2.729%, 6/18/14		36	30,897
Term Loan B, 2.729% - 3.506%, 7/25/14		714	604,131
HCA, Inc. Term Loan A, 4.696%, 11/17/12		256	222,849
Rotech Healthcare, Inc. Term Loan, 6.479%, 9/26/11 (a)		850	467,576

			1,325,453

Hotels, Restaurants & Leisure—0.5%
Travelport Inc. Term Loan, 7.909% - 7.979%, 3/20/12 (a)		1,937	397,135

Independent Power Producers & Energy Traders—2.0%
Calpine Corp. First Priority Term Loan, 4.335%, 3/29/14		299	216,514
Texas Competitive Electric Holdings Co. LLC (TXU):
Initial Tranche Term Loan B-2, 3.948% - 4.451%, 10/10/14		545	340,233
Initial Tranche Term Loan B-3, 3.948% - 4.451%, 10/10/14		1,481	923,930

			1,480,677

Machinery—1.0%
Navistar International Transportation Corp.:
Revolving Credit, 3.677% - 3.729%, 1/19/12		245	175,379
Term Loan, 3.729%, 1/19/12		680	486,766
Rexnord Corp. Loan, 9.181%, 3/02/13 (a)		195	48,751

			710,896

Media—2.6%
Cengage (Thomson Learning, Inc.) Tranche 1 Incremental Term Loan 2, 7.50%, 7/05/14		746	522,375
HMH Publishing (Education Media):
Mezzanine Term Loan, 10.756%, 11/14/14		2,665	799,444
Tranche A Term Loan, 5.256%, 11/14/14		1,096	616,353

			1,938,172

Multiline Retail—0.3%
Dollar General Term Loan B-1, 3.198% - 3.924%, 7/03/14		295	254,706

Oil, Gas & Consumable Fuels—1.1%
Turbo Beta Limited Dollar Facility, 14.50%, 3/15/18		1,010	807,853

Paper & Forest Products—0.3%
Georgia-Pacific LLC First Lien Term Loan B, 2.956% - 4.189%, 12/22/12		144	124,164
Verso Paper Holdings LLC Term Loan, 7.685% - 8.435%, 2/01/13		432	86,426

			210,590

Total Floating Rate Loan Interests—14.4%			10,668,523

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	35

Schedule of Investments (concluded)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value

Machinery—0.0%
Goss Holdings Inc. Class B (g)		64,467	$1

Total Common Stocks—0.0%			1

Preferred Securities

Capital Trusts		Par (000)

Diversified Financial Services—0.4%
Citigroup, Inc. Series E, 8.40% (d)(h)	USD	835	292,334

Total Capital Trusts—0.4%			292,334

Preferred Stocks		Shares

Containers & Packaging—0.0%
Smurfit-Stone Container Corp., 7% (a)(b)		30,000	9,000

Independent Power Producers & Energy Traders—0.7%
NTG Energy, Inc., 4%		500	483,125

Media—0.0%
Emmis Communications Corp. Class A, 6.25% (b)		10,300	20,600

Total Preferred Stocks—0.7%			512,725

Total Preferred Securities—1.1%			805,059

Other Interests (i)		Beneficial Interest (000)

Health Care Providers & Services—0.0%
Critical Care Systems International, Inc.	USD	5	953

Total Other Interests—0.0%			953

Total Long-Term Investments (Cost—$135,257,327)—114.5%			84,710,263

Short-Term Securities		Shares

BlackRock Liquidity Funds, TempFund, 0.86% (j)(k)		5,081,539	5,081,539

Total Short-Term Securities (Cost—$5,081,539)—6.9%			5,081,539

Total Investments (Cost—$140,338,866*)—121.4%			89,791,802
Liabilities in Excess of Other Assets—(21.4)%			(15,817,284)

Net Assets—100.0%			$73,974,518

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$140,705,739

Gross unrealized appreciation	$361,553
Gross unrealized depreciation	(51,275,490)

Net unrealized depreciation	$(50,913,937)

(a)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(b)	Convertible security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Variable rate security. Rate shown is as of report date.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(g)	Non-income producing security.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(j)	Represents the current yield as of report date.
(k)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate		Net Activity	Income

BlackRock Liquidity Funds, TempFund	USD	5,081,539	$1,539

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classification for reporting ease.

•	Foreign currency exchange contracts as of February 28, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

USD	2,102,221	EUR	1,603,500	Deutsche Bank AG	3/18/09	$69,712
USD	154,566	EUR	120,000	UBS AG	3/18/09	2,460

Total						$72,172

	•	Currency Abbreviations: EUR Euro USD US Dollar

•

The Trust has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets

Level 1	$5,090,539	—
Level 2	76,848,464	$72,172
Level 3	7,852,799	—

Total	$89,791,802	$72,172

*	Other financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in Securities

Assets

Balance as of August 31, 2008	$606,725
Accrued discounts/premiums	5,046
Realized gain	1,142
Change in unrealized appreciation/depreciation[1]	(8,649,120)
Net purchases	84,095
Net transfers in Level 3	15,804,911

Balance as of February 28, 2009	$7,852,799

[1]	Included in the related net change in unrealized appreciation/depreciation on the Statement of Operations.

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Aerospace & Defense—0.1%
L-3 Communications Corp., 5.875%, 1/15/15	$20	$18,450

Air Freight & Logistics—0.1%
Park-Ohio Industries, Inc., 8.375%, 11/15/14	85	34,850

Airlines—0.4%
American Airlines, Inc. Series 99-1, 7.324%, 4/15/11	95	89,300
UAL Corp., 4.50%, 6/30/21 (a)	60	27,378

		116,678

Auto Components—2.1%
Allison Transmission, Inc. (b):
11%, 11/01/15	120	58,200
11.25%, 11/01/15 (c)	150	57,750
The Goodyear Tire & Rubber Co.:
7.857%, 8/15/11	235	188,000
8.625%, 12/01/11	46	36,800
Lear Corp., 8.75%, 12/01/16	65	11,050
Stanadyne Corp. Series 1, 10%, 8/15/14	350	227,500

		579,300

Automobiles—0.7%
Ford Capital BV, 9.50%, 6/01/10	520	166,400
Ford Motor Co., 8.90%, 1/15/32	125	21,250

		187,650

Building Products—1.0%
CPG International I, Inc., 10.50%, 7/01/13	150	79,500
Momentive Performance Materials, Inc., 11.50%, 12/01/16	235	49,350
Ply Gem Industries, Inc., 11.75%, 6/15/13	315	144,900

		273,750

Capital Markets—0.7%
E*Trade Financial Corp., 12.50%, 11/30/17	164	75,440
Marsico Parent Co., LLC, 10.625%, 1/15/16 (b)	174	71,340
Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(c)	69	28,111
Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (b)(c)	47	19,137

		194,028

Chemicals—3.1%
American Pacific Corp., 9%, 2/01/15	140	117,600
Ames True Temper, Inc., 5.094%, 1/15/12 (d)	265	172,250
Innophos, Inc., 8.875%, 8/15/14	545	433,275
MacDermid, Inc., 9.50%, 4/15/17 (b)	265	104,675
Terra Capital, Inc. Series B, 7%, 2/01/17	30	27,300

		855,100

Commercial Services & Supplies—3.0%
DI Finance Series B, 9.50%, 2/15/13	201	182,910
Sally Holdings LLC, 9.25%, 11/15/14	35	33,337
US Investigations Services, Inc., 10.50%, 11/01/15 (b)	100	79,500
Waste Services, Inc., 9.50%, 4/15/14	185	146,150
West Corp.:
9.50%, 10/15/14	125	87,500
11%, 10/15/16	475	304,000

		833,397

Construction Materials—0.6%
Nortek, Inc., 10%, 12/01/13	405	162,000

Containers & Packaging—2.3%
Berry Plastics Holding Corp., 5.871%, 9/15/14 (d)	75	34,875
Cascades, Inc., 7.25%, 2/15/13	175	100,187
Crown Americas LLC, 7.75%, 11/15/15	85	85,637
Graphic Packaging International Corp., 9.50%, 8/15/13	100	74,500
Impress Holdings BV, 4.219%, 9/15/13 (b)(d)	270	199,800
Pregis Corp., 12.375%, 10/15/13	310	137,950
Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17 (e)	220	19,250

		652,199

Corporate Bonds	Par (000)	Value

Diversified Financial Services—3.6%
CDX North America High Yield Series 6-T1, 8.625%, 6/29/11	$470	$448,850
Ford Motor Credit Co. LLC:
4.01%, 1/13/12 (d)	110	53,900
7.80%, 6/01/12	500	271,011
GMAC LLC, 3.461%, 12/01/14 (b)(d)	143	62,920
Leucadia National Corp., 8.125%, 9/15/15	200	166,000

		1,002,681

Diversified Telecommunication Services—8.3%
Asia Global Crossing Ltd., 13.375%, 10/15/10 (e)(f)	2,000	60,000
Broadview Networks Holdings, Inc., 11.375%, 9/01/12	195	101,400
Cincinnati Bell, Inc., 7.25%, 7/15/13	405	386,775
Qwest Communications International, Inc.:
7.50%, 2/15/14	685	580,538
3.50%, 11/15/25 (a)	70	62,563
Series B, 7.50%, 2/15/14	285	241,538
Qwest Corp., 5.246%, 6/15/13 (d)	230	194,925
Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)	375	375,937
Windstream Corp.:
8.125%, 8/01/13	200	194,000
8.625%, 8/01/16	120	115,200

		2,312,876

Electric Utilities—2.0%
Elwood Energy LLC, 8.159%, 7/05/26	426	342,605
Homer City Funding LLC Series B, 8.734%, 10/01/26	96	82,775
NSG Holdings LLC, 7.75%, 12/15/25 (b)	170	136,000

		561,380

Electronic Equipment & Instruments—0.1%
Sanmina-SCI Corp., 8.125%, 3/01/16	110	38,500

Energy Equipment & Services—0.9%
Compagnie Generale de Geophysique-Veritas:
7.50%, 5/15/15	50	39,125
7.75%, 5/15/17	80	62,000
Hornbeck Offshore Services, Inc. Series B, 6.125%, 12/01/14	5	3,725
North American Energy Partners, Inc., 8.75%, 12/01/11	175	137,813

		242,663

Food & Staples Retailing—1.0%
The Pantry, Inc., 7.75%, 2/15/14	265	200,075
Rite Aid Corp., 7.50%, 3/01/17	155	83,700

		283,775

Gas Utilities—0.4%
Targa Resources, Inc., 8.50%, 11/01/13	185	116,550

Health Care Equipment & Supplies—3.0%
Biomet, Inc., 10%, 10/15/17	75	75,000
Catalent Pharma Solutions, Inc., 9.50%, 4/15/15 (c)	150	51,000
DJO Finance LLC:
10.875%, 11/15/14	760	577,600
11.75%, 11/15/14	15	9,825
Hologic, Inc., 2%, 12/15/37 (a)(g)	185	120,250

		833,675

Health Care Providers & Services—2.5%
Community Health Systems, Inc., 8.875%, 7/15/15	25	23,656
Tenet Healthcare Corp.:
6.375%, 12/01/11	55	48,950
6.50%, 6/01/12	625	556,250
Viant Holdings, Inc., 10.125%, 7/15/17 (b)	115	57,500

		686,356

Hotels, Restaurants & Leisure—4.3%
American Real Estate Partners LP:
8.125%, 6/01/12	300	264,000
7.125%, 2/15/13	185	152,162
Gaylord Entertainment Co.:
8%, 11/15/13	80	53,000
6.75%, 11/15/14	280	177,800
Great Canadian Gaming Corp., 7.25%, 2/15/15 (b)	320	224,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	37

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(e)(f)	$174	$15,660
Harrah’s Operating Co., Inc.:
10%, 12/15/15 (b)	30	8,400
10.75%, 2/01/16	245	34,300
10.75%, 2/01/18 (c)	519	31,857
10%, 12/15/18 (b)	211	59,080
Seneca Gaming Corp. Series B, 7.25%, 5/01/12	140	103,600
Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (b)	40	23,400
Travelport LLC, 5.886%, 9/01/14 (d)	25	8,000
Tropicana Entertainment LLC, 9.625%, 12/15/14 (e)(f)	25	250
Virgin River Casino Corp., 9%, 1/15/12 (e)	445	44,500

		1,200,009

Household Durables—0.3%
Jarden Corp., 7.50%, 5/01/17	120	93,600

IT Services—1.9%
Alliance Data Systems Corp., 1.75%, 8/01/13 (a)(b)	210	140,175
First Data Corp., 9.875%, 9/24/15	175	96,250
iPayment, Inc., 9.75%, 5/15/14	120	70,800
iPayment Investors LP, 12.75%, 7/15/14 (b)(c)	532	132,979
SunGard Data Systems, Inc., 10.625%, 5/15/15 (b)	100	84,500

		524,704

Independent Power Producers & Energy Traders—4.8%
AES Red Oak LLC:
Series A, 8.54%, 11/30/19	123	114,422
Series B, 9.20%, 11/30/29	500	445,000
Energy Future Holdings Corp., 11.25%, 11/01/17 (c)	575	253,000
NRG Energy, Inc.:
7.25%, 2/01/14	130	122,525
7.375%, 2/01/16	350	322,875
Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (c)	160	76,800

		1,334,622

Industrial Conglomerates—0.4%
Sequa Corp. (b):
11.75%, 12/01/15	380	60,800
13.50%, 12/01/15 (c)	530	63,445

		124,245

Insurance—0.9%
Alliant Holdings I, Inc., 11%, 5/01/15 (b)	300	193,500
USI Holdings Corp., 5.113%, 11/15/14 (b)(d)	100	47,500

		241,000

Machinery—1.7%
AGY Holding Corp., 11%, 11/15/14	200	120,000
Accuride Corp., 8.50%, 2/01/15	85	25,500
RBS Global, Inc., 8.875%, 9/01/16	70	52,675
Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)	510	280,500

		478,675

Marine—0.2%
Navios Maritime Holdings, Inc., 9.50%, 12/15/14	106	63,600

Media—10.8%
Affinion Group, Inc., 10.125%, 10/15/13	390	302,250
CCO Holdings LLC, 8.75%, 11/15/13	40	31,200
CMP Susquehanna Corp., 9.875%, 5/15/14	290	8,700
CSC Holdings, Inc.:
8.50%, 4/15/14 (b)	80	76,800
Series B, 8.125%, 7/15/09	60	61,050
Series B, 7.625%, 4/01/11	45	44,550
Cablevision Systems Corp. Series B, 8.334%, 4/01/09 (d)	175	175,000
Charter Communications Holdings II, LLC (e):
10.25%, 9/15/10	165	132,825
Series B, 10.25%, 9/15/10	65	52,000
DirecTV Holdings LLC, 8.375%, 3/15/13	175	176,750
EchoStar DBS Corp., 7%, 10/01/13	40	37,300

Corporate Bonds	Par (000)	Value

Media (concluded)
Harland Clarke Holdings Corp.:
5.984%, 5/15/15 (d)	$50	$17,375
9.50%, 5/15/15	60	27,000
Intelsat Corp., 6.875%, 1/15/28	210	151,200
Local Insight Regatta Hldgs, Inc., 11%, 12/01/17	150	36,000
Network Communications, Inc., 10.75%, 12/01/13	245	37,975
Nielsen Finance LLC, 10%, 8/01/14	350	288,750
ProtoStar I Ltd., 18%, 10/15/12 (a)(b)	414	227,730
Rainbow National Services LLC (b):
8.75%, 9/01/12	310	310,388
10.375%, 9/01/14	378	386,978
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	650	305,500
Virgin Media, Inc., 6.50%, 11/15/16 (a)(b)	205	107,113

		2,994,434

Metals & Mining—2.6%
AK Steel Corp., 7.75%, 6/15/12	25	21,500
Aleris International, Inc. (e):
9%, 12/15/14	120	12
10%, 12/15/16	125	156
FMG Finance Property Ltd. (b):
10%, 9/01/13	85	72,250
10.625%, 9/01/16	205	174,250
Freeport-McMoRan Copper & Gold, Inc., 7.084%, 4/01/15 (d)	170	127,075
Newmont Mining Corp., 1.625%, 7/15/17 (a)	100	107,875
Ryerson, Inc. (b):
8.545%, 11/01/14 (d)	60	30,600
12%, 11/01/15	70	41,300
Steel Dynamics, Inc., 7.375%, 11/01/12	115	99,475
Vedanta Resources Plc, 9.50%, 7/18/18 (b)	105	59,850

		734,343

Oil, Gas & Consumable Fuels—11.9%
Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)	210	170,100
Berry Petroleum Co., 8.25%, 11/01/16	80	40,800
Chesapeake Energy Corp.:
9.50%, 2/15/15	300	279,000
6.375%, 6/15/15	90	73,575
6.625%, 1/15/16	250	204,375
7.25%, 12/15/18	75	60,937
2.25%, 12/15/38 (a)	125	66,406
Compton Petroleum Finance Corp., 7.625%, 12/01/13	100	33,500
Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)	200	76,000
Corral Finans AB, 2.594%, 4/15/10 (b)(c)	344	190,909
Denbury Resources, Inc., 7.50%, 12/15/15	30	25,650
EXCO Resources, Inc., 7.25%, 1/15/11	370	295,537
Encore Acquisition Co., 6%, 7/15/15	40	31,000
Forest Oil Corp., 7.25%, 6/15/19 (b)	365	292,000
Frontier Oil Corp., 6.625%, 10/01/11	65	62,237
Massey Energy Co., 3.25%, 8/01/15 (a)	235	149,225
Newfield Exploration Co., 6.625%, 9/01/14	30	26,700
OPTI Canada, Inc., 8.25%, 12/15/14	440	149,600
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	350	250,250
PetroHawk Energy Corp. (b):
10.50%, 8/01/14	100	98,500
7.875%, 6/01/15	15	12,900
Range Resources Corp., 7.375%, 7/15/13	185	177,138
Sabine Pass LNG LP, 7.50%, 11/30/16	130	87,425
SandRidge Energy, Inc., 8%, 6/01/18 (b)	165	128,700
Whiting Petroleum Corp.:
7.25%, 5/01/12	15	12,600
7.25%, 5/01/13	370	301,550

		3,296,614

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Paper & Forest Products—1.2%
Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (b)(c)	$19	$8,485
Bowater, Inc.:
9%, 8/01/09	60	15,300
4.996%, 3/15/10 (d)	130	23,400
Georgia-Pacific Corp., 8.125%, 5/15/11	30	29,100
NewPage Corp., 10%, 5/01/12	520	157,300
Norske Skog Canada Ltd., 7.375%, 3/01/14	120	42,000
Verso Paper Holdings LLC Series B:
4.92%, 8/01/14 (d)	40	10,400
9.125%, 8/01/14	165	61,875

		347,860

Pharmaceuticals—0.5%
Angiotech Pharmaceuticals, Inc., 5.011%, 12/01/13 (d)	230	140,875

Professional Services—0.4%
FTI Consulting, Inc., 7.75%, 10/01/16	100	98,750

Real Estate Management & Development—0.3%
Realogy Corp.:
10.50%, 4/15/14	305	64,050
12.375%, 4/15/15	197	23,640

		87,690

Semiconductors & Semiconductor Equipment—0.2%
Spansion, Inc., 4.386%, 6/01/13 (b)(d)	190	44,413

Software—0.1%
BMS Holdings, Inc., 9.224%, 2/15/12 (b)(c)(d)	76	18,249

Specialty Retail—2.2%
Asbury Automotive Group, Inc., 7.625%, 3/15/17	60	27,000
General Nutrition Centers, Inc.:
7.584%, 3/15/14 (c)(d)	280	165,200
10.75%, 3/15/15	225	157,500
Group 1 Automotive, Inc., 2.25%, 6/15/36 (a)(g)	25	11,188
Lazy Days’ R.V. Center, Inc., 11.75%, 5/15/12 (e)	468	37,440
Michaels Stores, Inc.:
10%, 11/01/14	85	29,006
11.375%, 11/01/16	140	33,075
Rent-A-Center, Inc. Series B, 7.50%, 5/01/10	75	71,813
United Auto Group, Inc., 7.75%, 12/15/16	180	86,400

		618,622

Textiles, Apparel & Luxury Goods—0.2%
Quiksilver, Inc., 6.875%, 4/15/15	100	50,000

Thrifts & Mortgage Finance—0.3%
Residential Capital LLC, 8.50%, 5/15/10 (b)	132	91,080

Trading Companies & Distributors—0.4%
Russel Metals, Inc., 6.375%, 3/01/14	125	100,000

Wireless Telecommunication Services—7.8%
Centennial Communications Corp., 7.185%, 1/01/13 (d)	220	218,900
Cricket Communications, Inc.:
9.375%, 11/01/14	220	200,750
10%, 7/15/15 (b)	145	133,762
Crown Castle International Corp., 9%, 1/15/15	95	92,625
Digicel Group Ltd. (b):
8.875%, 1/15/15	230	171,350
9.125%, 1/15/15 (c)	294	205,800
iPCS, Inc., 3.295%, 5/01/13 (d)	110	79,200
Leap Wireless International, Inc., 4.50%, 7/15/14 (a)(b)	40	27,000
MetroPCS Wireless, Inc., 9.25%, 11/01/14	495	467,775
Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (b)	270	245,700
Sprint Capital Corp., 7.625%, 1/30/11	370	320,975

		2,163,837

Total Corporate Bonds—89.3%		24,833,080

Non-U.S. Government Agency Mortgage-Backed Securities	Par (000)	Value

Commercial Mortgage-Backed Securities—1.4%
Crown Castle Towers LLC Series 2005-1A:
Class AFL, 0.841%, 6/15/35 (d)	$300	$273,000
Class AFX, 4.643%, 6/15/35 (b)	85	81,175
Global Signal Trust Series 2006-1 Class A2, 5.45%, 2/15/36	50	46,750

Total Non-U.S. Government Agency Mortgage-Backed Securities—1.4%		400,925

Floating Rate Loan Interests

Auto Components—1.4%
Allison Transmission, Inc. Term Loan, 3.20%, 8/07/14	399	264,576
Dana Corp. Term Advance, 7.25%, 1/31/15	311	94,613
Delphi Automotive Systems Subsequent Tranche C Term Loan, 10.50%, 3/31/09	10	1,505
Delphi Corp. Initial Tranche C, 10.50%, 3/31/09	95	14,920

		375,614

Automobiles—0.3%
Ford Motor Term Loan, 5%, 12/15/13	149	47,654
General Motors Corp. Secured Term Loan, 4.148%, 11/29/13	99	35,549

		83,203

Building Products—0.9%
Building Material Corp. of America Term Loan Advance, 3.625% - 3.875%, 2/22/14	149	101,485
Stile Acquisition (Masonite International):
Canadian Term Loan, 6.75%, 4/06/13	197	80,579
US Term Loan, 6.25%, 4/06/13	199	81,365

		263,429

Chemicals—0.9%
PQ Corp. Second Lien Loan, 7.68%, 5/29/15	500	175,000
Solutia, Inc. Term Loan, 8.50%, 2/28/14	112	72,281

		247,281

Health Care Providers & Services—1.5%
Community Health Systems, Inc.:
Delay Draw Term Loan, 2.729%, 6/18/14	15	12,359
Term Loan B, 4.439% - 4.446%, 7/25/14	285	241,653
Rotech Healthcare, Inc. Term Loan, 6.479%, 9/26/11 (c)	304	166,992

		421,004

Hotels, Restaurants & Leisure—0.4%
Travelport, Inc. Term Loan, 7.979%, 3/22/12 (c)	471	96,616

Independent Power Producers & Energy Traders—2.1%
Calpine Corp. First Priority Term Loan, 4.335%, 3/29/14	99	72,171
Texas Competitive Electric Holdings Co., LLC (TXU) Term Loan:
Initial Tranche Term Loan B-2, 3.909% - 4.451%, 10/10/14	346	216,089
Initial Tranche Term Loan B-3, 3.909% - 4.451%, 10/10/14	494	307,977

		596,237

Machinery—0.9%
Navistar International Transportation Corp.:
Revolving Credit, 3.671% - 3.729%, 1/19/12	90	64,425
Term Loan, 3.729%, 1/19/12	245	175,379
Rexnord Corp. Loan, 9.181%, 3/02/13 (c)	61	15,235

		255,039

Media—3.2%
Affinion Group, Inc. Loan, 8.523%, 3/01/12	325	146,250
Cengage (Thomson Learning, Inc.) Tranche 1 Incremental Term Loan 2, 7.50%, 7/05/14	249	174,125
HMH Publishing (Education Media):
Mezzanine Term Loan, 10.756%, 11/14/14	1,066	319,778
Tranche Term Loan A, 4.409%, 11/14/14	438	246,541

		886,694

Multiline Retail—0.3%
Dollar General Corp. Tranche Term Loan B-1, 3.159% - 3.924%, 7/03/14	105	90,658

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	39

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)	Value

Other—0.4%
HCA, Inc. Term Loan A, 3.459%, 11/17/12	$113	$97,903

Paper & Forest Products—0.3%
Georgia-Pacific LLC First Lien Term Loan B, 2.409% - 4.189%, 12/22/12	51	44,058
Verso Paper Holdings LLC Term Loan, 7.685% - 8.435%, 2/01/13	184	36,777

		80,835

Total Floating Rate Loan Interests—12.6%		3,494,513

Common Stocks	Shares

Paper & Forest Products—0.0%
Ainsworth Lumber Co. Ltd.	2,234	1,264
Ainsworth Lumber Co. Ltd. (b)	2,507	1,423

		2,687

Specialty Retail—0.0%
Mattress Discounters Corp. (f)	14,992	0

Total Common Stocks—0.0%		2,687

Preferred Securities

Capital Trusts	Par (000)

Diversified Financial Services—0.4%
Citigroup, Inc. Series E, 8.40% (d)(h)	$295	103,280

Total Capital Trusts—0.4%		103,280

Preferred Stocks	Shares

Capital Markets—0.0%
Marsico Parent Superholdco, LLC, 16.75% (b)	12	5,220

Total Preferred Stocks—0.0%		5,220

Total Preferred Securities—0.4%		108,500

Warrants (i)

Communications Equipment—0.0%
PF Net Communications, Inc. (expires 5/15/10) (b)	600	—

Diversified Telecommunication Services—0.0%
NEON Communications, Inc. (expires 12/02/12)	53,622	1

Total Warrants—0.0%		1

Other Interests (j)	Beneficial Interest (000)

Health Care Providers & Services—0.0%
Critical Care Systems International, Inc.	$5	953

Total Other Interests—0.0%		953

Options Purchased	Contracts	Value

Exchange-Traded Call Options
Marsico Parent Superholdco LLC, expiring December 2009 at $942.86	3	$4,845

Total Options Purchased (Cost—$2,933)—0.0%		4,845

Total Long-Term Investments (Cost—$49,005,990)—103.7%		28,845,504

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, 0.86% (k)(l)	2,491,381	$2,491,381

Total Short-Term Securities (Cost—$2,491,381)—9.0%		2,491,381

Total Investments (Cost—$51,497,371*)—112.7%		31,336,885
Liabilities in Excess of Other Assets—(12.7)%		(3,533,061)

Net Assets—100.0%		$27,803,824

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$51,523,474

Gross unrealized appreciation	$52,389
Gross unrealized depreciation	(20,238,978)

Net unrealized depreciation	$(20,186,589)

(a)	Convertible security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(d)	Variable rate security. Rate shown is as of report date.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Non-income producing security.
(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(k)	Represents the current yield as of report date.
(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	2,491,381	$1,381

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classification for reporting ease.

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (concluded)	BlackRock High Yield Trust (BHY)

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets

Level 1	$2,492,646	—
Level 2	26,121,726	$4,845
Level 3	2,717,668	—

Total	$31,332,040	$4,845

*	Other financial instruments are options, which are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in Securities

Assets

Balance as of August 31, 2008	$191,332
Accrued discounts/premiums	17,156
Realized gain	357
Change in unrealized appreciation/depreciation[1]	(3,060,121)
Net purchases	32,430
Net transfers in Level 3	5,536,514

Balance as of February 28, 2009	$2,717,668

[1]	Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	41

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Aerospace & Defense—1.0%
Honeywell International, Inc., 5.70%, 3/15/37	USD	915	$874,374
United Technologies Corp.:
4.875%, 5/01/15 (a)		1,250	1,280,405
6.125%, 7/15/38		750	780,457

			2,935,236

Air Freight & Logistics—0.6%
Park-Ohio Industries, Inc., 8.375%, 11/15/14		165	67,650
United Parcel Service, Inc., 6.20%, 1/15/38		1,710	1,737,603

			1,805,253

Airlines—0.0%
American Airlines, Inc. Series 99-1, 7.324%, 4/15/11		120	112,800

Auto Components—0.0%
Lear Corp., 8.75%, 12/01/16		130	22,100

Beverages—0.5%
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 (b)		1,525	1,478,574

Building Products—0.1%
CPG International I, Inc., 10.50%, 7/01/13		230	121,900
Momentive Performance Materials, Inc., 11.50%, 12/01/16		245	51,450

			173,350

Capital Markets—1.8%
Credit Suisse (USA) Inc.:
6.125%, 11/15/11 (c)		700	708,848
7.125%, 7/15/32		1,000	944,797
The Goldman Sachs Group, Inc., 6.60%, 1/15/12		1,000	1,002,941
Lehman Brothers Holdings, Inc. (d)(e):
5.625%, 1/24/13		1,415	183,950
4.80%, 3/13/14		100	13,000
6.50%, 7/19/17		225	23
4.519%, 9/15/22 (f)		575	70,438
Series MTN, 7%, 9/27/27		550	71,500
Morgan Stanley, 6.25%, 8/28/17		900	813,608
UBS AG Series DPNT, 5.875%, 12/20/17		1,925	1,705,448

			5,514,553

Chemicals—0.5%
American Pacific Corp., 9%, 2/01/15		280	235,200
Ames True Temper, Inc., 5.094%, 1/15/12 (f)		720	468,000
Innophos, Inc., 8.875%, 8/15/14		975	775,125

			1,478,325

Commercial Banks—2.1%
DEPFA ACS Bank, 5.125%, 3/16/37 (b)		4,150	2,273,482
HSBC Finance Corp., 6.50%, 5/02/36		1,275	1,127,845
Wells Fargo & Co., 4.625%, 8/09/10 (a)		1,000	995,540
Wells Fargo Bank NA, 7.55%, 6/21/10 (a)		2,000	2,043,812

			6,440,679

Commercial Services & Supplies—1.3%
Casella Waste Systems, Inc., 9.75%, 2/01/13		2,250	1,968,750
DI Finance Series B, 9.50%, 2/15/13		679	617,890
Waste Services, Inc., 9.50%, 4/15/14		600	474,000
West Corp., 11%, 10/15/16		1,210	774,400

			3,835,040

Computers & Peripherals—1.2%
International Business Machines Corp., 8%, 10/15/38		3,100	3,684,145

Consumer Finance—0.5%
SLM Corp. (f):
1.299%, 7/27/09		1,175	1,093,894
Series A, 1.459%, 1/27/14		600	309,431

			1,403,325

Containers & Packaging—0.2%
Crown Americas LLC, 7.75%, 11/15/15		150	151,125
Impress Holdings BV, 4.219%, 9/15/13 (b)(f)		330	244,200
Pregis Corp., 12.375%, 10/15/13		535	238,075

			633,400

Corporate Bonds		Par (000)	Value

Diversified Consumer Services—0.2%
Princeton University, 5.70%, 3/01/39	USD	575	$562,074

Diversified Financial Services—2.7%
Bank of America Corp.:
7.80%, 2/15/10 (a)		2,450	2,326,951
6%, 9/01/17		1,795	1,510,984
Bank of America NA, 6.10%, 6/15/17 (a)		1,975	1,499,890
Ford Motor Credit Co. LLC:
4.01%, 1/13/12 (f)		120	58,800
7.80%, 6/01/12		380	205,968
General Electric Capital Corp., 6.75%, 3/15/32 (a)		3,000	2,457,570

			8,060,163

Diversified Telecommunication Services—5.9%
AT&T, Inc., 6.55%, 2/15/39		4,075	3,781,604
BellSouth Telecommunications, Inc., 7.446%, 12/15/95 (g)		1,700	663,896
Cincinnati Bell, Inc., 7.25%, 7/15/13		470	448,850
Deutsche Telekom International Finance BV, 5.75%, 3/23/16		325	319,036
Qwest Communications International, Inc.:
7.50%, 2/15/14		35	29,662
Series B, 7.50%, 2/15/14		20	16,950
Qwest Corp., 5.246%, 6/15/13 (f)		375	317,812
Telecom Italia Capital SA, 4.95%, 9/30/14		4,375	3,768,892
Telefonica Emisiones SAU, 7.045%, 6/20/36		1,000	1,019,432
Verizon Communications, Inc.:
6.40%, 2/15/38		2,100	1,970,319
8.95%, 3/01/39		1,125	1,327,010
Verizon Global Funding Corp., 7.75%, 6/15/32		575	588,373
Verizon Maryland, Inc.:
Series A, 6.125%, 3/01/12 (a)		1,355	1,367,444
Series B, 5.125%, 6/15/33		540	391,195
Verizon Virginia, Inc. Series A, 4.625%, 3/15/13		750	720,377
Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)		360	360,900
Windstream Corp.:
8.125%, 8/01/13		410	397,700
8.625%, 8/01/16		250	240,000

			17,729,452

Electric Utilities—5.1%
Alabama Power Co., 6%, 3/01/39		550	545,837
Duke Energy Carolinas LLC:
6.10%, 6/01/37		325	314,977
6%, 1/15/38		850	871,800
E.ON International Finance BV, 6.65%, 4/30/38 (b)		1,575	1,577,846
EDP Finance BV, 6%, 2/02/18 (b)		1,250	1,160,789
Edison Mission Energy, 7.50%, 6/15/13		130	119,275
Electricite de France SA, 6.95%, 1/26/39 (b)		1,400	1,407,788
Elwood Energy LLC, 8.159%, 7/05/26		161	129,858
Florida Power & Light Co., 4.95%, 6/01/35		575	513,379
Florida Power Corp.:
6.35%, 9/15/37		1,450	1,513,796
6.40%, 6/15/38		800	840,943
Midwest Generation LLC Series B, 8.56%, 1/02/16		83	82,437
PacifiCorp., 6.25%, 10/15/37		650	664,400
Public Service Co. of Colorado, 6.25%, 9/01/37		1,350	1,408,104
Southern California Edison Co.:
5.625%, 2/01/36		675	661,217
Series 05-E, 5.35%, 7/15/35		150	141,411
Series 08-A, 5.95%, 2/01/38		1,100	1,126,836
The Toledo Edison Co., 6.15%, 5/15/37		350	267,371
Virginia Electric and Power Co., 8.875%, 11/15/38		1,550	1,926,061

			15,274,125

Electronic Equipment & Instruments—0.1%
Sanmina-SCI Corp., 8.125%, 3/01/16		730	255,500

Energy Equipment & Services—0.4%
Compagnie Generale de Geophysique-Veritas:
7.50%, 5/15/15		60	46,950
7.75%, 5/15/17		100	77,500

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Energy Equipment & Services (concluded)
North American Energy Partners, Inc., 8.75%, 12/01/11	USD	85	$66,938
Transocean, Inc., 6.80%, 3/15/38		1,175	1,073,730

			1,265,118

Food & Staples Retailing—1.4%
CVS Caremark Corp., 6.25%, 6/01/27		850	807,390
Rite Aid Corp., 7.50%, 3/01/17		560	302,400
Wal-Mart Stores, Inc.:
6.50%, 8/15/37		1,975	2,114,520
6.20%, 4/15/38		850	881,573

			4,105,883

Food Products—0.6%
Kraft Foods, Inc., 7%, 8/11/37		1,670	1,682,253

Gas Utilities—0.1%
Targa Resources, Inc., 8.50%, 11/01/13		360	226,800

Health Care Equipment & Supplies—0.4%
DJO Finance LLC, 10.875%, 11/15/14		1,530	1,162,800

Health Care Providers & Services—0.5%
Tenet Healthcare Corp., 6.50%, 6/01/12		1,640	1,459,600

Hotels, Restaurants & Leisure—0.5%
American Real Estate Partners LP, 7.125%, 2/15/13		350	287,875
Gaylord Entertainment Co., 6.75%, 11/15/14		250	158,750
Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(d)(e)		305	27,450
McDonald’s Corp., 5.70%, 2/01/39		850	846,274
Seneca Gaming Corp. Series B, 7.25%, 5/01/12		290	214,600

			1,534,949

Household Durables—0.3%
Irwin Land LLC:
Series A-1, 5.03%, 12/15/25		575	420,797
Series A-2, 5.30%, 12/15/35		780	540,907

			961,704

Household Products—0.3%
Kimberly-Clark, Corp., 6.625%, 8/01/37		975	1,040,866

IT Services—0.1%
iPayment, Inc., 9.75%, 5/15/14		270	159,300
iPayment Investors LP, 12.75%, 7/15/14 (b)(h)		1,057	264,255

			423,555

Independent Power Producers & Energy Traders—0.0%
NRG Energy, Inc., 7.25%, 2/01/14		50	47,125

Industrial Conglomerates—0.1%
Sequa Corp. (b):
11.75%, 12/01/15		760	121,600
13.50%, 12/01/15 (h)		840	100,441

			222,041

Insurance—1.9%
Chubb Corp., 6%, 5/11/37		1,415	1,238,636
Hartford Life Global Funding Trusts, 2.166%, 9/15/09 (f)		1,020	978,338
MetLife, Inc., 5.70%, 6/15/35		1,200	952,429
Monument Global Funding Ltd., 0.641%, 6/16/10 (a)(f)		1,990	1,839,731
Prudential Financial, Inc., 5.70%, 12/14/36		950	580,258

			5,589,392

Machinery—0.3%
AGY Holding Corp., 11%, 11/15/14		400	240,000
Accuride Corp., 8.50%, 2/01/15		305	91,500
Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)		1,050	577,500

			909,000

Marine—0.3%
Nakilat, Inc. Series A, 6.067%, 12/31/33 (b)		1,100	718,146
Navios Maritime Holdings, Inc., 9.50%, 12/15/14		188	112,800

			830,946

Corporate Bonds		Par (000)	Value

Media—5.3%
Affinion Group, Inc., 10.125%, 10/15/13	USD	740	$573,500
CMP Susquehanna Corp., 9.875%, 5/15/14		690	20,700
COX Communications, Inc., 8.375%, 3/01/39 (b)		925	889,228
Cablevision Systems Corp. Series B, 8.334%, 4/01/09 (f)		161	161,000
Charter Communications Holdings II, LLC (d)(e):
10.25%, 9/15/10		515	414,575
Series B, 10.25%, 9/15/10		160	128,000
Comcast Cable Communications Holdings, Inc.,
8.375%, 3/15/13		1,415	1,509,458
Comcast Cable Communications LLC, 6.75%, 1/30/11		1,000	1,036,191
DirecTV Holdings LLC, 8.375%, 3/15/13		140	141,400
EchoStar DBS Corp.:
7%, 10/01/13		48	44,760
7.125%, 2/01/16		75	67,688
Local Insight Regatta Hldgs, Inc., 11%, 12/01/17		977	234,480
Network Communications, Inc., 10.75%, 12/01/13		195	30,225
News America Holdings, Inc.:
8.45%, 8/01/34		2,475	2,319,585
8.15%, 10/17/36		145	137,062
Nielsen Finance LLC, 10%, 8/01/14		1,060	874,500
Rainbow National Services LLC (b):
8.75%, 9/01/12		225	225,281
10.375%, 9/01/14		1,070	1,095,412
TCI Communications, Inc., 8.75%, 8/01/15		1,495	1,566,860
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		1,310	615,700
Time Warner Cable, Inc.:
6.55%, 5/01/37		800	672,750
7.30%, 7/01/38		1,925	1,756,070
Time Warner Cos., Inc., 7.57%, 2/01/24		1,635	1,509,574

			16,023,999

Metals & Mining—0.9%
AK Steel Corp., 7.75%, 6/15/12		630	541,800
Falconbridge Ltd.:
6%, 10/15/15		600	438,418
6.20%, 6/15/35		1,550	932,424
Freeport-McMoRan Copper & Gold, Inc., 7.084%, 4/01/15 (f)		660	493,350
Teck Cominco Ltd., 6.125%, 10/01/35		630	302,400

			2,708,392

Multi-Utilities—0.4%
Energy East Corp., 6.75%, 7/15/36		1,675	1,230,006

Oil, Gas & Consumable Fuels—6.2%
Anadarko Petroleum Corp., 6.45%, 9/15/36		2,625	2,004,552
Berry Petroleum Co., 8.25%, 11/01/16		160	81,600
Burlington Resources Finance Co., 7.40%, 12/01/31 (a)		950	1,000,596
Canadian Natural Resources Ltd.:
6.50%, 2/15/37		430	333,301
6.25%, 3/15/38		500	373,332
6.75%, 2/01/39		950	757,388
Chesapeake Energy Corp., 6.375%, 6/15/15		175	143,063
Compton Petroleum Finance Corp., 7.625%, 12/01/13		90	30,150
Conoco Funding Co., 7.25%, 10/15/31		150	157,188
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		150	139,284
ConocoPhillips Holding Co., 6.95%, 4/15/29 (a)		700	711,346
Devon Energy Corp., 7.95%, 4/15/32		650	683,277
EXCO Resources, Inc., 7.25%, 1/15/11		435	347,456
EnCana Corp.:
6.50%, 8/15/34		70	56,205
6.625%, 8/15/37		775	645,984
6.50%, 2/01/38		675	563,111
Encore Acquisition Co., 6%, 7/15/15		50	38,750
Marathon Oil Corp., 7.50%, 2/15/19		1,150	1,117,116
MidAmerican Energy Co., 5.80%, 10/15/36		800	734,725
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		950	850,789
6.50%, 9/15/37		2,115	2,039,334

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	43

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Nexen, Inc., 6.40%, 5/15/37	USD	600	$423,431
OPTI Canada, Inc., 8.25%, 12/15/14		490	166,600
Sabine Pass LNG LP, 7.50%, 11/30/16		350	235,375
Shell International Finance BV, 6.375%, 12/15/38		1,475	1,535,410
Valero Energy Corp., 6.625%, 6/15/37		550	419,937
Whiting Petroleum Corp.:
7.25%, 5/01/12		20	16,800
7.25%, 5/01/13		375	305,625
XTO Energy, Inc.:
6.75%, 8/01/37		2,125	1,895,496
6.375%, 6/15/38		925	782,178

			18,589,399

Paper & Forest Products—0.1%
Bowater, Inc., 4.996%, 3/15/10 (f)		90	16,200
NewPage Corp., 10%, 5/01/12		485	146,713

			162,913

Pharmaceuticals—2.5%
Abbott Laboratories, 5.125%, 4/01/19		720	716,882
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38		1,500	1,576,895
Roche Holdings, Inc., 7%, 3/01/39 (b)		900	943,083
Schering-Plough Corp., 6.55%, 9/15/37		1,250	1,236,435
Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36		1,475	1,344,572
Wyeth, 5.95%, 4/01/37		1,775	1,804,160

			7,622,027

Professional Services—0.0%
FTI Consulting, Inc., 7.75%, 10/01/16		125	123,438

Road & Rail—0.4%
Canadian National Railway Co., 6.375%, 10/15/11 (a)		1,000	1,066,324

Software—0.8%
BMS Holdings, Inc., 9.224%, 2/15/12 (b)(f)(h)		126	30,415
Oracle Corp., 5.75%, 4/15/18 (a)(c)		2,300	2,325,841

			2,356,256

Specialty Retail—0.3%
General Nutrition Centers, Inc.:
6.404%, 3/15/14 (f)(h)		500	295,000
10.75%, 3/15/15		405	283,500
Lazy Days’ R.V. Center, Inc., 11.75%, 5/15/12 (d)(e)		357	28,560
Michaels Stores, Inc.:
10%, 11/01/14		435	148,444
11.375%, 11/01/16		150	35,438

			790,942

Textiles, Apparel & Luxury Goods—0.0%
Quiksilver, Inc., 6.875%, 4/15/15		250	125,000

Wireless Telecommunication Services—1.4%
Cricket Communications, Inc., 9.375%, 11/01/14		105	95,813
Digicel Group Ltd., 8.875%, 1/15/15 (b)		270	201,150
MetroPCS Wireless, Inc., 9.25%, 11/01/14		80	75,600
Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (b)		935	850,850
Rogers Communications, Inc., 7.50%, 8/15/38		1,175	1,183,999
Sprint Capital Corp.:
6.875%, 11/15/28		930	513,825
8.75%, 3/15/32		350	210,875
Vodafone Group Plc, 7.75%, 2/15/10		1,000	1,039,343

			4,171,455

Total Corporate Bonds—49.3%			147,830,277

Asset-Backed Securities		Par (000)		Value

Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class A1, 0.776%, 11/25/34 (f)	USD	1,103		$819,779
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12%, 10/15/14		2,600		2,635,880
Series 2008-A9 Class A9, 4.26%, 5/15/13		770		772,807
Citibank Omni Master Trust Series 2007-A9A Class A9, 1.573%, 12/23/13 (f)		2,795		2,500,888
Daimler Chrysler Auto Trust Series 2006-A Class A3, 5%, 5/08/10		239		238,085
Ford Credit Auto Owner Trust Series 2006-A Class A3, 5.05%, 3/15/10		41		40,901
Harley-Davidson Motorcycle Trust Series 2005-2 Class A2, 4.07%, 2/15/12		1,229		1,195,321
Home Equity Asset Trust Series 2007-2 Class 2A1, 0.584%, 7/25/37 (f)		646		544,901
JPMorgan Mortgage Acquisition Corp. Series 2007-CH5 Class A3, 0.584%, 6/25/37 (f)		3,730		2,340,408
SLM Student Loan Trust Series 2008-5 (f):
Class A2, 2.259%, 10/25/16		3,300		3,104,709
Class A3, 2.459%, 1/25/18		840		755,548
Class A4, 2.859%, 7/25/23		2,250		2,038,186
Small Business Administration Participation Certificates Series 1996-20K Class 1, 6.95%, 11/01/16		535		570,407
Sterling Bank Trust Series 2004-2 Class Note, 2.081%, 3/30/30 (i)		7,122		434,004
Sterling Coofs Trust Series 1, 2.362%, 4/15/29 (i)		9,156		852,677
USAA Auto Owner Trust Series 2006-1 Class A3, 5.01%, 9/15/10 (b)		211		211,213
Wachovia Auto Owner Trust Series 2006-A Class A4, 5.38%, 3/20/13		2,275		2,072,717

Total Asset-Backed Securities—7.1%				21,128,431

Foreign Government Obligations

Italy Government International Bond, 5.375%, 6/15/33		470		459,980

Total Foreign Government Obligations—0.2%				459,980

U.S. Government Agency Mortgage-Backed Securities

Fannie Mae Guaranteed Pass-Through Certificates:
4.50%, 3/15/39 (j)		7,400		7,413,875
5.00%, 7/01/35 - 3/15/39 (j)(k)		19,228		19,586,974
5.50%, 12/01/13 - 6/01/36 (a)(c)(k)		20,941		21,577,600
6.00%, 3/01/16 - 3/15/39 (j)		5,775		5,971,657
7.00%, 2/01/24 - 8/01/36		76		80,394
Freddie Mac Mortgage Participation Certificates:
6.00%, 3/15/39 (j)		600		621,000
Ginnie Mae MBS Certificates:
8.00%, 4/15/24 - 6/15/25		73		78,777

Total U.S. Government Agency Mortgage-Backed Securities—18.5%				55,330,277

U.S. Government Agency Mortgage-Backed Securities—Collateralized Mortgage Obligations

Fannie Mae Trust Series:
G-7 Class S, 116.20%, 3/25/21 (f)		—	(l)	2,527
G-10 Class S, 0.575%, 5/25/21 (i)		376		7,759
G-12 Class S, 0.608%, 5/25/21 (i)		308		4,740
G-17 Class S, 0.58%, 6/25/21 (f)		195		3,628
G-33 Class PV, 1.078%, 10/25/21 (i)		249		5,132
G-46 Class H, 1.043%, 12/25/09 (i)		252		725
G-49 Class S, 982.80%, 12/25/21 (f)		—	(l)	1,781
G92-5 Class H, 9%, 1/25/22 (i)		61		9,656

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-Backed Securities—Collateralized Mortgage Obligations		Par (000)		Value

Fannie Mae Trust Series (concluded):
7 Class 2, 8.50%, 4/01/17 (i)	USD	4		$500
89 Class 2, 8%, 10/01/18 (i)		7		933
94 Class 2, 9.50%, 8/01/21 (i)		2		383
203 Class 1, 0%, 2/01/23 (m)		15		12,848
228 Class 1, 0%, 6/01/23 (m)		11		9,945
378 Class 19, 5%, 6/01/35 (i)		3,863		388,802
1990-123 Class M, 1.01%, 10/25/20 (i)		16		333
1990-136 Class S, 19.578%, 11/25/20 (i)		9,993		13,037
1991-38 Class N, 1.009%, 4/25/21 (i)		11		83
1991-46 Class S, 1.403%, 5/25/21 (f)		71		3,070
1991-87 Class S, 25.358%, 8/25/21 (f)		41		50,414
1991-99 Class L, 0.93%, 8/25/21 (i)		90		1,697
1991-139 Class PT, 0.648%, 10/25/21 (i)		163		1,271
1991-167 Class D, 0%, 10/25/17 (m)		9		8,441
1993-51 Class E, 0%, 2/25/23 (m)		51		42,177
1993-70 Class A, 0%, 5/25/23 (m)		9		7,965
1994-23 Class PS, 12.685%, 4/25/23 (f)		323		326,538
1997-50 Class SI, 1.20%, 4/25/23 (i)		273		7,669
2004-90 Class IH, 6.226%, 11/25/34 (i)		19,231		1,554,979
2005-5 Class PK, 5%, 12/25/34		2,191		2,264,095
Freddie Mac Multiclass Certificates Series:
19 Class R, 9.757%, 3/15/20 (f)		6		1,082
75 Class R, 10%, 1/15/21		—	(m)	2
75 Class RS, 19.151%, 1/15/21 (f)		—	(m)	2
173 Class R, 0%, 11/15/21		9		9
173 Class RS, 9.131%, 11/15/21		—	(m)	9
176 Class M, 1.01%, 7/15/21 (i)		20		400
192 Class U, 1.009%, 2/15/22 (i)		21		447
200 Class R, 98.523%, 12/15/22 (i)		1		10
1043 Class H, 42.750%, 2/15/21 (i)		5,287		8,574
1054 Class I, 0.435%, 3/15/21 (i)		54		872
1056 Class KD, 1.085%, 3/15/21		47		956
1057 Class I, 1.008%, 3/15/21		58		1,199
1148 Class E, 0.593%, 10/15/21 (i)		144		2,830
1179 Class O, 1.009%, 11/15/21 (i)		18		91
1254 Class Z, 8.50%, 4/15/22 (i)		120		111
1611 Class IC, 10%, 8/15/23 (f)		206		211,211
1739 Class B, 0%, 2/15/24 (m)		57		52,579
1831 Class PG, 6.50%, 3/15/11 (i)		87		3,781
2611 Class QI, 5.50%, 9/15/32 (i)		4,818		443,820
3174 Class PZ, 5%, 1/15/36		7,676		7,177,997

Total U.S. Government Agency Mortgage-Backed Securities—Collateralized Mortgage Obligations—4.2%				12,637,110

Non-U.S. Government Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations—8.1%
Banc of America Funding Corp. Series 2007-2 Class 1A2, 6%, 3/25/37		1,100		312,300
Bear Stearns Adjustable Rate Mortgage Trust Series 2007-1 Class 2A1, 5.444%, 2/25/47 (f)		1,103		545,276
Citicorp Mortgage Securities, Inc. Series 2006-5 Class 1A3, 6%, 10/25/36		1,100		717,417
Citigroup Mortgage Loan Trust, Inc. Series 2005-4 Class A, 5.343%, 8/25/35 (b)(f)		4,656		3,467,248
Collateralized Mortgage Obligation Trust:
Series 40 Class R, 0.58%, 4/01/18		120		120
Series 42 Class R, 6%, 10/01/14 (i)		16		1,038
Countrywide Alternative Loan Trust:
Series 2005-64CB Class 1A15, 5.50%, 12/25/35		1,700		550,671
Series 2006-0A21 Class A1, 0.66%, 3/20/47 (f)		1,032		417,527
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-0A5 Class 2A1, 0.674%, 4/25/46 (f)		442		181,116
Series 2007-10 Class A22, 6%, 7/25/37		1,204		541,983

Non-U.S. Government Agency Mortgage-Backed Securities		Par (000)		Value

Collateralized Mortgage Obligations (concluded)
Deutsche Alt-A Securities, Inc. Alternate Loan Trust:
Series 2003-3 Class 2A1, 5.50%, 10/25/33	USD	1,294		$1,106,159
Series 2006-0A1 Class A1, 0.674%, 2/25/47 (f)		350		142,956
GSMPS Mortgage Loan Trust Series 1998-5 Class IO, 0.909%, 6/19/27 (i):		3,253		38,714
GSR Mortgage Loan Trust (f):
Series 2005-AR4 Class 6A1, 5.25%, 7/25/35		4,754		3,267,517
Series 2006-0A1 Class 2A1, 0.664%, 8/25/46		1,020		564,082
Series 2006-AR1 Class 2A1, 5.18%, 1/25/36		1,042		657,382
Harborview Mortgage Loan Trust Series 2005-8 Class 1A2A, 0.796%, 9/19/35 (f)		115		45,969
Homebanc Mortgage Trust Series 2006-2 Class A1, 0.654%, 12/25/36 (f)		1,045		467,926
Indymac IMJA Mortgage Loan Trust Series 2007-A1 Class A4, 6%, 8/25/37		1,100		506,000
JPMorgan Mortgage Trust:
Series 2007-S1 Class 2A22, 5.75%, 3/25/37		1,045		686,379
Series 2007-S2 Class 1A15, 6.75%, 6/25/37		1,276		807,469
Maryland Insurance Backed Securities Trust Series 2006-1A Class, 5.55%, 12/10/65		2,500		1,125,000
Merrill Lynch Mortgage Investors, Inc. Series 2006-A3 Class 3A1, 5.823%, 5/25/36 (f)(n)		1,027		512,097
Residential Funding Securities LLC Series 2003-RM2 Class AI5, 8.50%, 5/25/33		6,118		5,690,498
Salomon Brothers Mortgage Securities VII, Inc. Series 2000-1 Class IO, 0.464%, 3/25/22 (i)		899		41
Summit Mortgage Trust Series 2000-1 Class B1, 7.008%, 12/28/12 (f)		—	(m)	123
WaMu Mortgage Pass-Through Certificates (f):
Series 2007-0A4 Class 1A, 2.593%, 5/25/47		487		190,877
Series 2007-0A5 Class 1A, 2.573%, 6/25/47		432		179,600
Wells Fargo Mortgage Backed Securities Trust:
Series 2006-3 Class A9, 5.50%, 3/25/36		873		708,337
Series 2006-AR4 Class 2A4, 5.775%, 4/25/36 (b)(f)		300		145,847
Series 2007-10 Class 1A21, 6%, 7/25/37		1,120		577,292

				24,154,961

Commercial Mortgage-Backed Securities—15.5%
Bear Stearns Commercial Mortgage Securities:
Series 2005-PWR7 Class A2, 4.945%, 2/11/41		2,275		1,945,868
Series 2005-PWR9 Class A2, 4.735%, 9/11/42		5,105		4,670,526
CS First Boston Mortgage Securities Corp. Series 2002-CP5 Class A2, 4.94%, 12/15/35		2,970		2,701,248
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A4, 6.096%, 12/10/49 (f)		2,020		1,301,695
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5 Class A4, 5.886%, 11/15/44 (f)		3,075		1,989,233
Commercial Mortgage Loan Trust Series 2008-LS1 Class A4B, 6.02%, 12/10/49 (f)		1,515		796,257
Commercial Mortgage Pass-Through Certificates Series 2004-LB3A Class A3, 5.09%, 7/10/37 (f)		990		887,084
DLJ Commercial Mortgage Corp. Series 2000-CKP1 Class A1B, 7.18%, 11/10/33		2,256		2,251,809
First Union National Bank Commercial Mortgage Series 2000-C2 Class A2, 7.202%, 10/15/32		1,996		2,011,190
First Union-Lehman Brothers-Bank of America Series 1998-C2 Class D, 6.778%, 11/18/35		2,630		2,531,886
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A3, 6.269%, 12/10/35		2,310		2,183,988
GMAC Commercial Mortgage Securities, Inc.:
Series 2002-C3 Class A2, 4.93%, 7/10/39		2,580		2,346,691
Series 2004-C3 Class A4, 4.547%, 12/10/41		2,475		2,117,354
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1 Class A3, 5.857%, 10/12/35		1,990		1,910,587
Series 2004-CBX Class A4, 4.529%, 1/12/37		2,380		1,957,370
LB-UBS Commercial Mortgage Trust:
Series 2004-C4 Class A3, 5.077%, 6/15/29 (f)		2,530		2,185,742
Series 2005-C5 Class A4, 4.954%, 9/15/30 (b)		4,625		3,477,362

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	45

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Non-U.S. Government Agency		Par
Mortgage-Backed Securities		(000)	Value

Commercial Mortgage-Backed Securities (concluded)
Merrill Lynch Mortgage Trust Series 2004BPC1 Class A3, 4.467%, 10/12/41 (f)(n)	USD	4,280	$3,498,875
Morgan Stanley Capital I:
Series 1997-HF1 Class X, 2.246%, 7/15/29 (i)		18	4
Series 2005-HQ6 Class A4A, 4.989%, 8/13/42		1,520	1,145,160
Series 2005-T17 Class A4, 4.52%, 12/13/41		2,695	2,396,396
Wachovia Bank Commercial Mortgage Trust (f):
Series 2005-C21 Class A3, 5.209%, 10/15/44		940	859,522
Series 2006-C25 Class A4, 5.74%, 5/15/43		1,305	896,448
Series 2007-C33 Class A4, 5.902%, 2/15/51		1,105	558,391

			46,620,686

Total Non-U.S. Government Agency Mortgage-Backed Securities—23.6%			70,775,647

U.S. Government Obligations

Fannie Mae:
6.345%, 10/09/19 (o)		6,125	3,224,739
7.125%, 1/15/30 (k)		4,000	5,445,320
5.625%, 7/15/37		825	929,300
Federal Home Loan Banks:
5.375%, 9/30/22 (k)		5,600	6,019,255
5.25%, 12/09/22		700	758,813
5.365%, 9/09/24 (k)		1,100	1,212,539
Federal Housing Administration, General Motors Acceptance Corp. Projects, Series 44, 7.43%, 8/01/22		71	70,354
Federal Housing Administration:
Merrill Projects, Series 29, 7.43%, 10/01/20 (n)		47	46,455
Merrill Projects, Series 42, 7.43%, 9/25/22 (n)		46	45,833
Reilly Project, Series B-11, 7.40%, 4/01/21		1,605	1,588,717
Westmore Project, 7.25%, 4/01/21		1,585	1,568,815
Federal National Mortgage Association, 1.75%, 3/23/11		4,555	4,561,643
Overseas Private Investment Corp.:
4.09%, 5/29/12		372	407,747
4.30%, 5/29/12		932	1,059,325
4.64%, 5/29/12		787	907,031
4.68%, 5/29/12		445	494,429
4.87%, 5/29/12		3,379	3,935,193
Resolution Funding Corp., 8.326%, 4/15/30 (o)		6,055	2,267,476
U.S. Treasury Bonds, 6.125%, 11/15/27 (k)		1,510	1,931,621
U.S. Treasury Inflation Indexed Bonds:
2.375%, 1/15/25		374	358,477
2.375%, 1/15/27		110	105,261
1.75%, 1/15/28 (k)		1,481	1,292,856
U.S. Treasury Notes, 3.50%, 2/15/39 (k)		500	480,080

Total U.S. Government Obligations—12.9%			38,711,279

Capital Trusts

Capital Markets—0.0%
UBS Preferred Funding Trust I, 8.622% (f)(p)		400	144,331

Commercial Banks—0.4%
RBS Capital Trust IV, 2.259% (f)(p)		525	74,977
Royal Bank of Scotland Group Plc Series MTN, 7.64% (f)(p)		2,600	338,000
Wells Fargo & Co. Series K, 7.98%, (f)(p)		1,350	675,000

			1,087,977

Diversified Financial Services—0.8%
JPMorgan Chase Capital XXV, 6.80%, 10/01/37		3,265	2,438,367

Insurance—0.9%
The Allstate Corp., 6.50%, 5/15/57 (f)		2,150	1,225,500
American International Group, Inc., 8.175%, 5/15/58 (b)(f)		260	41,542
Lincoln National Corp., 6.05%, 4/20/67 (f)		750	285,000
Progressive Corp., 6.70%, 6/15/37 (f)		665	361,341
The Travelers Cos., Inc., 6.25%, 3/15/67 (f)		750	452,767
ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (b)(f)		575	227,125

			2,593,275

Total Capital Trusts—2.1%			6,263,950

		Beneficial
		Interest
Other Interests		(000)	Value

Health Care Providers & Services—0.0%
Critical Care Systems International, Inc. (q)	USD	1,895	$381

Total Other Interests—0.0%			381

Total Long-Term Investments (Cost—$404,961,060)—117.9%			353,137,332

Options Purchased		Contracts (r)

Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 5.47% and pay a floating rate based on 3-month LIBOR, expiring May 2012, Broker Bank of America N.A.		12	1,716,858
Receive a fixed rate of 4.88% and pay a floating rate based on 3-month LIBOR, expiring September 2013, Broker The Goldman Sachs Group, Inc.		26	1,515,202
Pay a fixed rate of 4.705% and receive a floating rate based on the 3-month LIBOR, expiring November 2013, Broker JPMorgan Chase Bank		16	856,448

			4,088,508

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 4.705% and receive a floating rate based on the 3-month LIBOR, expiring November 2013, Broker JPMorgan Chase Bank		16	497,360
Pay a fixed rate of 5.50% and receive a floating rate based 3-month LIBOR, expiring December 2009, Broker Bank of America N.A.		3	60,131
Pay a fixed rate of 4.88% and receive a floating rate based on 3-month LIBOR, expiring September 2013, Broker The Goldman Sachs Group, Inc.		26	728,650
Pay a fixed rate of 5.47% and receive a floating rate based 3-month LIBOR, expiring May 2012, Broker Bank of America N.A.		12	375,925

			1,662,066

Total Options Purchased (Cost—$4,111,260)—1.9%			5,750,574

Total Investments Before TBA Sale Commitments and Options Written (Cost—$409,072,320*)—119.8%			358,887,906

		Par
TBA Sale Commitments (j)		(000)

Fannie Mae Pass-Through Certificates:
5.00%. 7/01/35 - 3/15/39	USD	(15,600)	(15,868,133)
5.50%, 12/01/13 - 6/01/36		(3,200)	(3,303,593)

Total TBA Sale Commitments (Proceeds—$19,226,367)—(6.4)%			(19,171,726)

Options Written		Contracts (r)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 5.05% and receive a floating rate based on 3-month LIBOR, expiring May 2011, Broker CitiBank NA		15	(1,802,580)
Pay a fixed rate of 5.08% and receive a floating rate based on 3-month LIBOR, expiring May 2011, Broker The Goldman Sachs Group, Inc.		6	(769,060)
Pay a fixed rate of 5.325% and receive a floating rate based on 3-month LIBOR, expiring July 2013, Broker JPMorgan Chase Bank NA		9	(651,185)

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Options Written	Contracts (r)	Value

Over-the-Counter Call Swaptions Written (concluded)
Pay a fixed rated of 5.485% and receive a floating rate based on expiring 3-month LIBOR, Broker JPMorgan Chase Bank NA	5	$(893,543)
Pay a fixed rated of 5.67% and receive a floating rate based on 3-month LIBOR, expiring January 2010, Broker Citibank NA	12	(2,221,547)
Pay a fixed rate of 4.915% and receive a floating rate based on 3-month LIBOR, expiring November 2010, Broker Barclays Bank PLC	15	(1,740,885)
Pay a fixed rated of 1.9% and receive a floating rate based on 3-month LIBOR, expiring December 2009, Broker Citibank NA	8	(104,098)
Pay a fixed rated of 2.45% and receive a floating rate based on 3-month LIBOR, expiring December 2009, Broker Barclays Bank PLC	11	(125,543)

		(8,308,441)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 4.915% and pay a floating rate based on 3-month LIBOR, expiring November 2010, Broker Barclays Bank PLC	15	(417,345)
Receive a fixed rated of 2.45% and pay a floating rate based on 3-month LIBOR, expiring December 2009, Broker Barclays Bank PLC	11	(1,183,688)
Receive a fixed rate of 5.05% and pay a floating rate based on 3-month LIBOR, expiring May 2011, Broker CitiBank NA	15	(466,350)
Receive a fixed rate of 5.08% and pay a floating rate based on 3-month LIBOR, expiring May 2011, Broker The Goldman Sachs Group, Inc.	6	(190,071)
Receive a fixed rate of 5.325% and pay a floating rate based on 3-month LIBOR, expiring July 2013, Broker JPMorgan Chase Bank NA	9	(202,621)
Receive a fixed rate of 5.485% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker JPMorgan Chase Bank NA	5	(30,841)
Receive a fixed rate of 5.67% and pay a floating rate based on 3-month LIBOR, expiring January 2010, Broker Citibank NA	12	(82,584)

		(2,573,500)

Total Options Written (Premiums Received—$7,443,775)—(3.6)%		(10,881,941)

Total Investments, Net of TBA Sale Commitments and Options Written—109.8%		328,834,239
Liabilities in Excess of Other Assets—(9.8)%		(29,244,884)

Net Assets—100.0%		$299,589,355

*	The cost and unrealized appreciation (depreciation) of Investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$409,163,055

Gross unrealized appreciation	9,410,174
Gross unrealized depreciation	(59,685,323)

Net unrealized depreciation	$(50,275,149)

(a)	All or a portion of the security has been pledged as collateral in connection with swaps.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Variable rate security. Rate shown is as of report date.
(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(i)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.
(j)	Represents or includes a to-be-announced transaction. The Trust has committed to purchasing (selling) securities for which all specific information is not available at this time.

Counterparty	Market Value	Unrealized Appreciation (Depreciation)

Citigroup NA	$(1,126,813)	$(344)
Credit Suisse International	$6,713,441	$(22,058)
Deutsche Bank AG	$(12,176,634)	$67,903
JPMorgan Chase Bank, NA	$1,447,250	$6,353
Morgan Stanley Capital Services, Inc.	$7,413,875	$(50,586)

(k)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements.
(l)	Amount is than $1,000.
(m)	Represents the principal only portion of a mortgage-backed obligation.
(n)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sale Cost	Realized Gain (Loss)	Income

BlackRock Liquidity Funds, TempFund	—	—	—	$2,595
Federal Housing Administration, Merrill Projects:
Series 29, 7.43%, 10/01/20	—	$777	$(32)	$1,760
Series 42, 7.43%, 9/25/22	—	$836	$(37)	$1,738
Merrill Lynch Mortgage Investors, Inc. Series 2006-A3 Class 3A1,
5.823%, 5/25/36	—	$26,750	$12,000	$30,304
Merrill Lynch Mortgage Trust Series 2004BPC1 Class A3,
4.467%, 10/12/41	$3,124,400	—	—	$50,966

(o)	Represents a zero-coupon bond. Rate shown is the current yield as of report date.
(p)	Security is perpetual in nature and has no stated maturity date.
(q)	“Other interests” represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(r)	One contract represents a notional amount of $1,000,000.

•	Foreign currency exchange contracts as of February 28, 2009 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation

USD 879,334	GBP 601,000	UBS AG	3/18/09	$19,019

•	Financial future contracts purchased as of February 28, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

190	10-Year U.S.	Chicago	June 2009	$22,789,652	$16,286
	Treasury Bond
1,034	30-Year U.S.	Chicago	June 2009	$131,046,107	(3,508,669)
	Treasury Bond
41	Long-Gilt	London	June 2009	$7,121,484	(124,390)

Total					$(3,616,773)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	47

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Financial future contracts sold as of February 28, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

724	2-Year U.S.	June 2009	$157,005,872	$180,684
	Treasury Bond
1,374	5-Year U.S.	June 2009	$159,671,218	(517,861)
	Treasury Bond

Total				$(337,177)

•	Reverse repurchase agreements outstanding as of February 28, 2009 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Barclays Capital Inc.	0.12%	1/06/09	Open	$2,091,726	$2,091,350
Barclays Capital Inc.	0.30%	1/23/09	Open	5,467,635	5,465,950
Barclays Capital Inc.	0.35%	1/28/09	Open	1,248,791	1,248,390
J.P. Morgan Securities Inc.	0.38%	2/02/09	Open	5,834,272	5,832,610
Credit Suisse Securities LLC	0.65%	2/12/09	3/12/09	19,098,651	19,089,000
J.P. Morgan Securities Inc.	0.35%	2/17/09	Open	1,342,420	1,342,250
Barclays Capital Inc.	0.33%	2/27/09	3/02/09	486,888	486,875

Total				$35,570,383	$35,556,425

•	Interest rate swaps outstanding as of February 28, 2009 were as follows:

		Notional	Unrealized
		Amount	Appreciation
		(000)	(Depreciation)

Receive a fixed rate of 4.62377% and pay a floating rate based on 3-month LIBOR Broker, Credit Suisse International Expires September 2009	USD	50,000	$846,048
Receive a fixed rate of 2.895% and pay a floating rate based on 3-month LIBOR Broker, Barclays Bank Plc Expires September 2010	USD	33,600	692,298
Pay a fixed rate of 2.898% and receive a floating rate based on 3-month LIBOR Broker, Deutsche Bank AG Expires September 2010	USD	21,300	(439,833)
Receive a fixed rate of 2.7425% and pay a floating rate based on 3-month LIBOR Broker, Deutsche Bank AG Expires October 2010	USD	53,200	$1,032,128
Receive a fixed rate of 2.745% and pay a floating rate based on 3-month LIBOR Broker, Credit Suisse International Expires October 2010	USD	42,500	826,258
Receive a fixed rate of 5% and pay a floating rate based on 3-month LIBOR Broker, Deutsche Bank AG Expires November 2010	USD	5,000	284,788
Receive a fixed rate of 2.14% and pay a floating rate based on 3-month LIBOR Broker, Citibank NA Expires December 2010	USD	40,000	377,866

Interest rate swaps (continued)

		Notional	Unrealized
		Amount	Appreciation
		(000)	(Depreciation)

Receive a fixed rate of 2.8225% and pay a floating rate based on 6-month LIBOR Broker, Citibank NA Expires December 2010	GBP	22,090	$270,446
Receive a fixed rate of 1.595% and pay a floating rate based on 3-month LIBOR Broker, Deutsche Bank AG Expires February 2011	USD	10,200	(12,133)
Receive a fixed rate of 5.025% and pay a floating rate based on 3-month LIBOR Broker, Deutsche Bank AG Expires November 2011	USD	3,200	260,094
Receive a fixed rate of 4.9034% and pay a floating rate based on 3-month LIBOR Broker, Barclays Bank PLC Expires September 2012	USD	35,000	3,125,114
Receive a fixed rate of 3.66375% and pay a floating rate based on 3-month LIBOR Broker, Citibank NA Expires April 2013	USD	7,500	357,707
Receive a fixed rate of 4.2825% and pay a floating rate based on 3-month LIBOR Broker, Credit Suisse International Expires July 2013	USD	84,800	6,190,805
Receive a fixed rate of 3.6525% and pay a floating rate based on 3-month LIBOR Broker, Deutsche Bank AG Expires September 2013	USD	8,000	371,442
Receive a fixed rate of 3.78% and pay a floating rate based on 3-month LIBOR Broker, Morgan Stanley Capital Services, Inc. Expires November 2013	USD	18,400	957,495
Pay a fixed rate of 2.4625% and receive a floating rate based on 3-month LIBOR Broker, Citibank NA Expires February 2014	USD	17,300	173,817
Pay a fixed rate of 4.39919% and receive a floating rate based on 3-month LIBOR Broker, Deutsche Bank AG Expires October 2014	USD	27,500	(2,272,193)
Receive a fixed rate of 2.215% and pay a floating rate based on the 3-month LIBOR Broker, Citibank NA Expires January 2016	USD	12,500	(642,881)
Pay a fixed rate of 5.071% and receive a floating rate based on 3-month LIBOR Broker, UBS AG Expires March 2017	USD	5,000	(679,278)
Pay a fixed rate of 5.85% and receive a floating rate based on 3-month LIBOR Broker, Deutsche Bank AG Expires June 2017	USD	1,000	(194,227)
Pay a fixed rate of 5.307% and receive a floating rate based on 3-month LIBOR Broker, Deutsche Bank AG Expires October 2017	USD	6,000	(944,360)
Receive a fixed rate of 4.564% and pay a floating rate based on 3-month LIBOR Broker, Deutsche Bank AG Expires October 2018	USD	10,000	1,036,921

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (concluded)	BlackRock Income Opportunity Trust, Inc. (BNA)

Interest rate swaps (concluded)

		Notional	Unrealized
		Amount	Appreciation
		(000)	(Depreciation)

Receive a fixed rate of 4.0975% and pay a floating rate based on 3-month LIBOR Broker, Deutsche Bank AG Expires October 2018	USD	11,800	$760,879
Pay a fixed rate of 5.01% and receive a floating rate based on 3-month LIBOR Broker, UBS AG Expires November 2018	USD	4,400	(498,771)
Pay a fixed rate of 4.94% and receive a floating rate based on 3-month LIBOR Broker, Deutsche Bank AG Expires December 2018	USD	14,000	(1,535,204)
Pay a fixed rate of 3.272% and receive a floating rate based on 3-month LIBOR Broker, JPMorgan Chase Bank NA Expires February 2019	USD	2,500	16,615
Receive a fixed rate of 5.411% and pay a floating rate based on 3-month LIBOR Broker, JPMorgan Chase Bank NA Expires August 2022	USD	9,405	1,951,457
Pay a fixed rate of 5.365% and receive a floating rate based on 3-month LIBOR Broker, Bank of America NA Expires September 2027	USD	8,900	(2,253,348)
Pay a fixed rate of 5.0605% and receive a floating rate based on 3-month LIBOR Broker, Citibank NA Expires November 2037	USD	6,900	(1,993,270)
Pay a fixed rate of 5.06276% and receive a floating rate based on 3-month LIBOR Broker, Citibank NA Expires December 2037	USD	1,400	(404,350)
Pay a fixed rate of 4.8375% and receive a floating rate based on the 3-month LIBOR Broker, Morgan Stanley Capital Services, Inc. Expires January 2038	USD	6,100	(1,518,524)
Receive a fixed rate of 5.29750% and pay a floating rate based on 3-month LIBOR Broker, Citibank NA Expires February 2038	USD	700	233,449
Receive a fixed rate of 5.1575% and pay a floating rate based on 3-month LIBOR Broker, Citibank NA Expires June 2038	USD	6,000	1,855,971
Pay a fixed rate of 4.57% and receive a floating rate based on 3-month LIBOR Broker, Deutsche Bank AG Expires September 2038	USD	5,700	(1,154,031)

Total			$7,079,195

•	Currency Abbreviations:
GBP British Pound
USD US Dollar

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments*

	Assets	Liabilities	Assets	Liabilities

Level 1	—	—	$196,970	$(4,150,920)
Level 2	$333,557,528	$(19,171,725)	27,391,191	(60,980,770)
Level 3	19,579,804	—	—	—

Total	$353,137,332	$(19,171,725)	$27,588,161	$(65,131,690)

*

Other financial instruments are swaps, futures, foreign currency exchange contracts, reverse repurchase agreements and options. Futures, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and reverse repurchase agreements and options are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in
Securities

Assets

Balance as of August 31, 2008	$6,521,344
Accrued discounts/premiums	77
Realized gain	7
Change in unrealized appreciation/depreciation[1]	(5,724,174)
Net purchases	34,568
Net transfers in Level 3	18,747,982

Balance as of February 28, 2009	$19,579,804

[1]	Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	49

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

Chase Issuance Trust Series 2007-A11 Class A11, 0.556%, 7/16/12 (a)(b)	$3,500		$3,387,635
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF2 Class M2, 0.914%, 3/25/35 (b)	5,890		1,767,000
GSAA Home Equity Trust Series 2005-1 Class AF2, 4.316%, 11/25/34 (b)	3,285		2,960,203
Securitized Asset Backed Receivables LLC Trust Series 2005-OP2 Class M1, 0.904%, 10/25/35 (b)	1,875		624,087
Small Business Administration Participation Certificates:
Series 1996-20E Class 1, 7.60%, 5/01/16	432		464,240
Series 1996-20F Class 1, 7.55%, 6/01/16	481		517,192
Series 1996-20G Class 1, 7.70%, 7/01/16	354		381,213
Series 1996-20H Class 1, 7.25%, 8/01/16	580		622,596
Series 1996-20K Class 1, 6.95%, 11/01/16	1,013		1,080,024
Series 1997-20C Class 1, 7.15%, 3/01/17	449		480,053
Sterling Bank Trust Series 2004-2 Class Note, 2.081%, 3/30/30 (c)	7,227		440,370
Sterling Coofs Trust Series 1, 2.362%, 4/15/29 (c)	11,394		1,061,109

Total Asset-Backed Securities—3.2%			13,785,722

Corporate Bonds

Diversified Financial Services—0.2%
Structured Asset Repackaged Trust, 1.633%, 1/21/10	1,159		985,529

Total Corporate Bonds—0.2%			985,529

U.S. Government Agency Mortgage-Backed Securities

Fannie Mae Guaranteed Pass—Through Certificates:
4.50%, 3/15/39 (c)	5,000		5,009,375
5.00%, 6/01/33—3/15/39 (a)(d)(e)	100,574		102,397,894
5.50%, 3/15/24—3/15/39 (d)(e)	142,585		146,231,139
5.97%, 8/01/16	3,125		3,401,899
6.00%, 3/15/39 (d)	6,000		6,196,872
6.50%, 10/01/38—3/15/39 (d)(e)	79,881		83,556,730
7.50%, 2/01/22	—	(f)	185
8.00%, 10/01/09—5/01/22	8		8,218
9.50%, 1/01/19—9/01/19	4		3,923
Freddie Mac Mortgage Participation Certificates:
3.983%, 1/01/35 (b)	217		216,788
4.51%, 11/01/17	24		23,987
4.991%, 10/01/34	641		650,992
5.00%, 12/1/34 (e)	4,955		5,055,777
5.50%, 3/1/24 (d)	7,000		7,264,684
6.00%, 3/15/39 (d)	6,700		6,934,500
6.50%, 3/15/39 (d)	100		104,563
8.00%, 11/01/15	1		1,282
9.00%, 9/01/20 (a)(e)	97		106,302
Ginnie Mae MBS Certificates
6.50%, 3/15/39 (d)	10,800		11,255,630
7.00%, 10/15/17	31		32,653
7.50%, 8/15/21—12/15/23	350		378,105
8.00%, 10/15/22—2/15/29	154		166,417
9.00%, 6/15/18—9/15/21	12		13,109

Total U.S. Government Agency Mortgage-Backed Securities—89.2%			379,011,024

U.S. Government Agency Mortgage-Backed Securities— Collateralized Mortgage Obligations	Par (000)		Value

Fannie Mae Trust:
Series 7 Class 2, 8.50%, 4/01/17 (c)	$8		$1,074
Series 89 Class 2, 8%, 10/01/18 (c)	16		2,003
Series 94 Class 2, 9.50%, 8/01/21 (c)	5		822
Series 203 Class 1, 0%, 2/01/23 (g)	33		27,585
Series 228 Class 1, 0%, 6/01/23 (g)	24		21,351
Series 328 Class 1, 0%, 12/01/32 (g)	3,708		3,290,213
Series 338 Class 1, 0%, 7/01/33 (g)	3,102		2,768,899
Series 1990-123 Class M, 1.01%, 10/25/20 (c)	34		711
Series 1990-136 Class S, 0.015%, 11/25/20 (c)	21,271		27,749
Series 1991-7 Class J, 0%, 2/25/21 (g)	35		31,185
Series 1991-38 Class F, 8.325%, 4/25/21 (b)	31		32,616
Series 1991-38 Class N, 1.009%, 4/25/21 (c)	24		174
Series 1991-38 Class SA, 10.186%, 4/25/21 (b)	31		32,242
Series 1991-46 Class S, 1.403%, 5/25/21 (c)	151		6,544
Series 1991-87 Class S, 25.358%, 8/25/21 (b)	90		110,154
Series 1991-99 Class L, 0.93%, 8/25/21 (c)	190		3,607
Series 1991-139 Class PT, 0.648%, 10/25/21 (c)	348		2,714
Series 1991-167 Class D, 0%, 10/25/17(g)	18		18,122
Series 1993-51 Class E, 0%, 2/25/23(g)	109		90,553
Series 1993-70 Class A, 0%, 5/25/23(g)	19		17,101
Series 1993-199 Class SB, 2.625%, 10/25/23 (c)	1,728		162,833
Series 1993-247 Class SN, 10%, 12/25/23 (b)	717		744,001
Series 1993-249 Class B, 0%, 11/25/23 (g)	1,606		1,316,747
Series 1994-33 Class SG, 3.225%, 3/25/09 (c)	8		49
Series 1996-68 Class SC, 2.257%, 1/25/24 (c)	1,311		102,547
Series 1997-50 Class SI, 1.20%, 4/25/23 (c)	541		15,164
Series 1997-90 Class M, 6%, 1/25/28 (c)	10,833		1,414,301
Series 1999-W4 Class IO, 6.50%, 12/25/28 (c)	521		66,312
Series 1999-W4 Class PO, 0%, 2/25/29(g)	268		230,627
Series 2002-13 Class PR, 0%, 3/25/32 (g)	726		614,941
Series 2003-9 Class BI, 5.50%, 10/25/22 (c)	2,937		192,420
Series 2003-32 Class VT, 6%, 9/25/15	6,143		6,353,488
Series 2003-55 Class GI, 5%, 7/25/19 (c)	3,469		184,564
Series 2003-66 Class CI, 5%, 7/25/33 (c)	4,991		597,619
Series 2003-88 Class S, 4.876%, 5/25/30 (c)	25,169		1,114,503
Series 2003-88 Class TI, 4.50%, 11/25/13 (c)	623		1,964
Series 2003-122 Class IC, 5%, 9/25/18 (c)	3,741		133,865
Series 2003-135 Class PB, 6%, 1/25/34	12,264		12,734,842
Series 2004-13 Class IG, 5%, 10/25/22 (c)	818		3,543
Series 2004-28 Class PB, 6%, 8/25/28	2,288		2,311,711
Series 2004-29 Class HC, 7.50%, 7/25/30	1,773		1,882,369
Series 2004-31 Class ZG, 7.50%, 5/25/34	2,631		2,854,265
Series 2004-90 Class JH, 1.828%, 11/25/34 (c)	23,909		1,933,218
Series 2005-43 Class IC, 6%, 3/25/34 (c)	704		114,788
Series 2005-68 Class PC, 5.50%, 7/25/35	2,070		2,154,766
Series 2005-73 Class DS, 16.318%, 8/25/35 (b)	4,854		5,269,345
Series 2005-73 Class ST, 1.258%, 8/25/35 (c)	11,248		980,616
Series 2006-2 Class KP, 0%, 2/25/35 (b)	1,221		874,962
Series 2006-36 Class SP, 1.828%, 5/25/36 (c)	40,319		3,405,404
Series 2006-38 Class Z, 5%, 5/25/36	905		901,571
Series G-7 Class S, 116.20%, 3/25/21 (b)	—	(f)	5,426
Series G-10 Class S, 0.575%, 5/25/21 (c)	801		16,502
Series G-12 Class S, 0.608%, 5/25/21 (c)	656		10,075
Series G-17 Class S, 0.58%, 6/25/21 (c)	415		7,719
Series G-33 Class PV, 1.078%, 10/25/21 (c)	519		10,692
Series G-49 Class S, 982.80%, 12/25/21 (b)	—	(f)	3,823
Series G-50 Class G, 1.159%, 12/25/21 (c)	293		3,423
Series G92-5 Class H, 9%, 1/25/22 (c)	155		24,398
Series G92-12 Class C, 1.017%, 2/25/22 (c)	405		8,459
Series G92-60 Class SB, 1.60%, 10/25/22 (c)	444		12,138
Series G93-2 Class KB, 0%, 1/25/23 (g)	240		197,287
Freddie Mac Multiclass Certificates:
Series 19 Class F, 8.50%, 3/15/20	147		156,292
Series 19 Class R, 9.757%, 3/15/20 (h)	14		2,321
Series 40 Class K, 6.50%, 8/17/24	594		626,282

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-Backed Securities— Collateralized Mortgage Obligations	Par (000)		Value

Freddie Mac Multiclass Certificates (concluded):
Series 75 Class R, 9.50%, 1/15/21	$—	(f)	$4
Series 75 Class RS, 19.229%, 1/15/21	—	(f)	4
Series 173 Class R, 0%, 11/15/21 (c)	19		19
Series 173 Class RS, 9.133%, 11/15/21 (c)	—	(f)	20
Series 176 Class M, 1.01%, 7/15/21 (c)	42		860
Series 192 Class U, 1.009%, 2/15/22 (c)	5		96
Series 200 Class R, 98.523%, 12/15/22 (c)	2		21
Series 1043 Class H, 0.022%, 2/15/21 (c)	11,196		18,155
Series 1054 Class I, 0.435%, 3/15/21 (c)	115		1,858
Series 1056 Class KD, 1.085%, 3/15/21 (c)	99		2,033
Series 1057 Class J, 1.008%, 3/15/21 (c)	123		2,551
Series 1148 Class E, 0.593%, 10/15/21 (c)	306		6,007
Series 1160 Class F, 37.772%, 10/15/21 (b)	28		41,111
Series 1179 Class O, 1.009%, 11/15/21 (c)	37		183
Series 1418 Class M, 0%, 11/15/22 (g)	123		103,111
Series 1571 Class G, 0%, 8/15/23 (g)	577		512,071
Series 1691 Class B, 0%, 3/15/24 (g)	1,648		1,348,474
Series 1706 Class IA, 7%, 10/15/23 (c)	30		269
Series 1739 Class B, 0%, 2/15/24 (g)	130		119,271
Series 1914 Class PC, 0.75%, 12/15/11 (c)	1,404		9,613
Series 1961 Class H, 6.50%, 5/15/12	148		148,125
Series 2218 Class Z, 8.50%, 3/15/30	8,216		8,838,062
Series 2431 Class Z, 6.50%, 6/15/32	10,771		11,342,851
Series 2444 Class ST, 2.359%, 9/15/29 (c)	171		4,642
Series 2542 Class MX, 5.50%, 5/15/22 (c)	1,083		79,157
Series 2542 Class UC, 6%, 12/15/22	10,200		10,612,923
Series 2545 Class NI, 5.50%, 3/15/22 (c)	1,757		112,795
Series 2559 Class IO, 5%, 8/15/30 (c)	381		3,466
Series 2561 Class EW, 5%, 9/15/16 (c)	2,571		128,895
Series 2564 Class NC, 5%, 2/15/33	928		937,844
Series 2611 Class QI, 5.50%, 9/15/32 (c)	8,793		810,033
Series 2630 Class PI, 5%, 8/15/28 (c)	3,614		196,076
Series 2653 Class MI, 5%, 4/15/26 (c)	2,388		114,899
Series 2672 Class TQ, 5%, 3/15/23 (c)	590		2,012
Series 2687 Class IL, 5%, 9/15/18 (c)	3,525		118,426
Series 2694 Class LI, 4.50%, 7/15/19 (c)	1,681		81,636
Series 2758 Class KV, 5.50%, 5/15/23	10,811		11,267,446
Series 2765 Class UA, 4%, 3/15/11	1,539		1,563,190
Series 2773 Class OX, 5%, 2/15/18 (c)	3,282		239,340
Series 2825 Class NI, 5.50%, 3/15/30 (c)	6,727		644,471
Series 2840 Class SK, 18.127%, 8/15/34 (b)	1,760		1,689,687
Series 2861 Class AX, 9.966%, 9/15/34 (b)	509		478,624
Series 2927 Class BZ, 5.50%, 2/15/35	2,584		2,518,427
Series 2949 Class IO, 5.50%, 3/15/35 (c)	1,476		61,367
Series 3010 Class SC, 15.359%, 3/15/34 (b)	803		809,121
Series 3061 Class BD, 7.50%, 11/15/35	3,640		3,756,350
Series 3167 Class SX, 34.163%, 6/15/36 (b)	526		545,286
Series 3225 Class EY, 1.638%, 10/15/36 (c)	75,070		5,332,062
Series 3299 Class TI, 5%, 4/15/37 (c)	2,685		62,562
Series T-8 Class A10, 0%, 11/15/28 (g)	188		166,860
Series T-11 Class A9, 2.251%, 1/25/28 (b)	3,451		3,002,590
Ginnie Mae Trust :
Series 1996-5 Class Z, 7%, 5/16/26	835		892,849
Series 2001-33 Class PB, 6.50%, 7/20/31	1,369		1,431,275
Series 2003-58 Class IT, 5.50%, 7/20/33 (c)	1,440		113,473
Series 2004-39 Class ID, 5%, 5/20/33 (c)	1,500		279,412
Series 2004-89 Class PE, 6%, 10/20/34	3,638		3,821,023

Total U.S. Government Agency Mortgage-Backed Securities—Collateralized Mortgage Obligations—30.7%			130,610,589

Non-U.S. Government Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations—16.3%
Banc of America Funding Corp. (c):
Series 2007-2 Class 1A19, 0%, 3/25/37	$98,352		$2,304,652
Series 2007-5 Class 4A3, 3.655%, 7/25/37	33,975		2,394,839
Bank of America Mortgage Securities Inc. Series 2003-3 Class 1AIO, 0.286%, 5/25/18 (c)	201,263		1,509,051
Citi Mortgage Alternative Loan Trust Series 2007-A5 Class 1A7, 6%, 5/25/37 (c)	1,770		219,117
Citigroup Mortgage Loan Trust, Inc. Series 2005-12 Class 1A2, 1.615%, 8/25/35 (c)	22,811		1,035,840
Collateralized Mortgage Obligation Trust:
Series 40 Class R, 0.58%, 4/01/18	250		250
Series 42 Class R, 6%, 10/01/14 (c)	33		2,161
Countrywide Alternative Loan Trust:
Series 2005-28CB Class 1A5, 5.50%, 8/25/35	3,043		2,408,730
Series 2005-79C Class A2, 0%, 1/25/36 (c)	127,145		4,426,310
Countrywide Home Loan Mortgage Pass-Through Trust (g):
Series 2003-26 Class PO, 0%, 8/25/33	4,450		3,017,442
Series 2003-J4 Class PO, 0%, 6/25/33	917		455,410
Series 2003-J5 Class PO, 0%, 7/25/33	1,231		553,853
Series 2003-J8 Class PO, 0%, 9/25/23	982		409,058
Deutsche Alt-A Securities Inc. Mortgage Series 2006-AR5 Class 22A, 5.50%, 10/25/21	1,770		1,303,826
Drexel Burnham Lambert CMO Trust (g):
Series K Class 1, 0%, 9/23/17	16		16,264
Series V Class 1, 0%, 9/01/18	171		169,180
First Boston Mortgage Securities Corp. Series C Class I-O, 10.965%, 4/25/17 (c)	59		11,466
First Horizon Alternative Mortgage Securities Series 2005-FA9 Class A2, 0%, 12/25/35 (c)	162,815		4,684,200
GSMPS Mortgage Loan Trust Series 1998-5 Class IO, 0.97%, 6/19/27 (c)	6,414		76,328
Homebanc Mortgage Trust Series 2005-4 Class A1, 0.744%, 10/25/35 (b)	4,386		2,019,025
IndyMac INDX Mortgage Loan Trust Series 2006-AR33 Class 4AX, 0.165%, 1/25/37 (c)	141,568		661,124
JPMorgan Mortgage Trust:
Series 2005-S1 Class 2A1, 8%, 1/25/35	5,495		4,992,083
Series 2006-A7 Class 2A2, 5.798%, 1/25/37 (b)	1,218		1,211,319
Kidder Peabody Acceptance Corp. Series 1993-1 Class A6, 15.741%, 8/25/23 (b)	103		92,028
Kidder Peabody Mortgage Assets Trust Series B Class A2, 9.50%, 4/22/18 (c)	45		8,377
Luminent Mortgage Trust Series 2006-A1 Class 2A1, 0.644%, 12/25/36 (b)	4,726		2,097,218
MASTR Adjustable Rate Mortgages Trust Series 2004-3 Class 3AX, 0.977%, 4/25/34 (c)	18,936		410,033
MASTR Alternative Loans Trust:
Series 2003-7 Class 4A3, 8%, 11/25/18	1,241		1,235,575
Series 2003-9 Class 15X2, 6%, 1/25/19 (c)	1,160		186,001
MASTR Asset Securitization Trust Series 2004-3 Class 4A15, 0%, 3/25/34 (g)	314		168,862
Morgan Stanley Mortgage Loan Trust Series 2004-3 Class 1AX, 5%, 5/25/19 (c)	1,187		59,359
Residential Accredit Loans, Inc. Series 2003-QS14 Class A1, 5%, 7/25/18	5,452		5,059,836
Residential Asset Securitization Trust Series 2005-A15 Class 1A8, 0%, 2/25/36 (g)	983		331,098
Residential Funding Securities LLC Series 2003-RM2 Class AI5, 8.50%, 5/25/33	8,566		7,966,697
Sequoia Mortgage Trust Series 2005-2 Class XA, 0.998%, 3/20/35 (c)	45,941		754,809
Structured Adjustable Rate Mortgage Loan Trust: Series 2004-11 Class A, 5.106%, 8/25/34 (b)	1,849		1,824,868

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	51

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Non-U.S. Government Agency Mortgage-Backed Securities	Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Structured Adjustable Rate Mortgage Loan Trust (concluded):
Series 2005-18 Class 7AX, 5.50%, 9/25/35 (c)	$4,292	$540,251
Series 2005-20 Class 3AX, 5.50%, 10/25/35 (c)	3,513	524,084
Series 2006-2 Class 4AX, 5.50%, 3/25/36 (c)	11,692	1,719,782
Series 2006-7 Class 3AS, 2.374%, 8/25/36 (c)	38,620	4,445,878
Structured Mortgage Asset Residential Trust Series 1993-3C Class CX, 0%, 4/25/24 (g)	11	11,078
Summit Mortgage Trust Series 2000-1 Class B1, 7.008%, 12/28/12 (b)	1	847
Vendee Mortgage Trust Series 1999-2 Class 1IO, 0.052%, 5/15/29 (c)	74,531	182,780
WaMu Mortgage Pass-Through Certificates (b):
Series 2005-AR4 Class A3, 4.585%, 4/25/35	2,710	2,635,393
Series 2006-AR1 Class 2A1C, 2.893%, 1/25/46	6,704	1,609,058
Washington Mutual Alternative Mortgage Pass-Through Certificates:
Series 2005-8 Class 1A4, 1.215%, 10/25/35 (c)	8,652	154,976
Series 2005-9 Class CP, 0%, 11/25/35 (g)	898	432,495
Series 2007-1 Class 1A3, 0.844%, 2/25/37 (b)	7,118	3,000,525

		69,333,436

Commercial Mortgage-Backed Securities—1.6%
CS First Boston Mortgage Securities Corp. Series 1997-C1 Class AX, 1.672%, 6/20/29 (c)	5,107	199,902
Commercial Mortgage Acceptance Corp. Series 1997-ML1 Class IO, 0.705%, 12/15/30 (c)	12,100	362,703
Credit Suisse Mortgage Capital Certificates Series 2007-C2 Class A3, 5.542%, 1/15/49 (b)	2,420	1,371,480
First Union-Lehman Brothers Commercial Mortgage Series 1997-C2 Class D, 7.12%, 11/18/29	3,500	3,399,763
Morgan Stanley Capital I Series 1997-HF1 Class X, 3.438%, 7/15/29 (c)	60	14
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class A2, 5.736%, 6/15/49 (b)	2,200	1,580,123

		6,913,985

Total Non-U.S.Government Agency Mortgage-Backed Securities—17.9%		76,247,421

U.S. Government Obligations

Federal Housing Administration:
General Motors Acceptance Corp. Projects, Series 56, 7.43%, 11/01/22	332	328,435
Merrill Projects, Series 54, 7.43%, 2/01/23 (h)	2	2,246
Reilly Project, Series 41, 8.28%, 3/01/20	701	693,547
USGI Projects, Series 87, 7.43%, 12/01/22	75	74,415
USGI Projects, Series 99, 7.43%, 10/01/23	79	77,993
USGI Projects, Series 99, 7.43%, 10/01/23	233	230,434
USGI Projects, Series 99, 7.43%, 6/01/21	5,131	5,079,642
Overseas Private Investment Corp.:
4.09%, 5/29/12	338	370,713
4.30%, 5/29/12 (b)	848	963,026
4.64%, 5/29/12	715	824,575
4.68%, 5/29/12	405	449,482
4.87%, 5/29/12	3,072	3,577,460
Resolution Funding Corp., 9.653%, 4/15/30 (i)	13,000	4,868,240
Small Business Administration Series 1, 1%, 4/01/15 (c)	3,735	37,355
U.S. Treasury Strips, 0%, 11/15/24 (e)(j)	40,000	21,749,560

Total U.S. Government Obligations—9.3%		39,327,123

Total Long-Term Investments (Cost—$637,094,289)—150.5%		639,967,408

Short-Term Securities	Par (000)	Value

Borrowed Bond Agreement—5.0%
JPMorgan Chase & Co., Inc., 0.90%, purchased on 9/15/08	$21,187	$21,187,306

	Shares

Money Market Fund—18.3%
BlackRock Liquidity Funds, TempFund, 0.86% (h)(k)	77,647,966	77,647,966

Total Short-Term Securities (Cost—$98,835,272)—23.3%		98,835,272

Options Purchased	Contracts (l)

Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 5.47% and pay a floating rate based on 3-month LIBOR, expiring May 2012, Broker Bank of America NA	12	1,730,817

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 5.47% and receive a floating rate based 3-month LIBOR, expiring May 2012, Broker Bank of America NA	12	378,981
Pay a fixed rate of 5.78% and receive a floating rate based 3-month LIBOR, expiring August 2010, Broker Deutsche Bank AG	2	35,070

		414,051

Total Options Purchased (Cost—$1,091,660)—0.5%		2,144,868

Total Investments before Borrowed Bond, TBA Sale Commitments and Options Written (Cost—$737,021,221*)—174.3%		740,947,548

Borrowed Bond	Par (000)

US Treasury Note 4.75% 5/31/12	$(19,505)	(21,502,741)

Total Borrowed Bond (Proceeds—$19,383,094)—(5.1)%		(21,502,741)

TBA Sale Commitments (d)

Fannie Mae Guaranteed Pass-Through Certificates, 6%, 3/15/39	(6,000)	(6,196,872)
Freddie Mac Mortgage Participation Certificates, 5%, 12/01/34	(4,900)	(4,975,029)

Total TBA Sale Commitments (Proceeds—$11,127,031)—(2.6)%		(11,171,901)

Options Written	Contracts (l)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 5.325% and receive a floating rate based on 3-month LIBOR, expiring July 2013, Broker JP Morgan Chase Bank NA	11	(785,669)
Pay a fixed rated of 5.485% and receive a floating rate based on expiring 3-month LIBOR, Broker JP Morgan Chase Bank NA	5	(910,402)
Pay a fixed rated of 5.67% and receive a floating rate based on 3-month LIBOR, expiring January 2010, Broker Citibank NA	12	(2,221,547)
Pay a fixed rated of 2.38% and receive a floating rate based on 3-month LIBOR, expiring December 2009, Broker Barclays Bank	4	(49,813)

		(3,967,431)

Over-the-Counter Put Swaptions Written

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Options Written	Contracts (l)	Value

Receive a fixed rate of 2.38% and pay a floating rate based on 3-month LIBOR, expiring December 2009, Broker Barclays Bank	4	$(549,760)
Receive a fixed rate of 5.325% and pay a floating rate based on 3-month LIBOR, expiring July 2013, Broker JP Morgan Chase Bank NA	11	(244,467)
Receive a fixed rate of 5.485% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker JP Morgan Chase Bank NA	5	(31,423)
Receive a fixed rate of 5.67% and pay a floating rate based on 3-month LIBOR, expiring January 2010, Broker Citibank NA	12	(82,584)

		(908,234)

Total Options Written (Premiums Received—$2,829,409)—(1.1)%		(4,875,665)

Total Investments Net of Borrowed Bond, TBA Sale Commitments and Options Written—165.5%		703,397,241
Liabilities in Excess of Other Assets—(65.5)%		(278,430,296)

Net Assets—100.0%		$424,966,945

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$737,120,393

Gross unrealized appreciation	44,575,659
Gross unrealized depreciation	(40,748,504)

Net unrealized appreciation	$3,827,155

(a)	All or a portion of security held as collateral in connection with financial futures contracts.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Represents a interest only portion of a mortgage-backed security and has either a nominal or notional amount of principal.
(d)	Represents or includes a to-be-announced transaction. The Trust has committed to purchasing (selling) securities for which all specific information is not available at this time.

Counterparty	Market Value	Unrealized Appreciation (Depreciation)

Barclays Capital Plc	$60,466,091	$425,120
Citigroup NA	$11,358,911	$73,127
Credit Suisse International	$41,382,872	$194,438
Deutsche Bank AG	$75,188,787	$289,419
Greenwich Capital	$72,320,875	$360,658
JP Morgan Chase Bank	$23,038,153	$90,979
Morgan Stanley Capital Services, Inc.	$4,068,752	$15,512
UBS AG	$(6,196,872)	$(23,435)

(e)	All or a portion of security held as collateral in connection with swaps.
(f)	Amount is less than $1,000.
(g)	Represents a principal only portion of a mortgage-backed security.
(h)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sale Cost	Realized Loss	Interest Income

Federal Housing Administration, Merrill Projects, Series 54, 7.43%, 2/01/23	—		$43	$(2)	$89

BlackRock Liquidity Funds, TempFund	77,647,966	*	—	—	$47,966

* Represents net purchase cost.

(i)	Represents a zero-coupon bond. Rate shown is current yield as of report date.
(j)	Separately Traded Registered Interest and Principal Securities.
(k)	Represents the current yield as of report date.
(l)	One contract represents a notional amount of $1,000,000.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Interest rate floors outstanding as of February 28, 2009 were as follows:

	Notional Amount (000)	Value	Unrealized Depreciation

Pay a fixed rated of 5.50% and receive a floating rate based on 3-month LIBOR
Broker, UBS AG Expiring March 2010	$52,000	$(2,358,824)	$(1,578,824)
Pay a fixed rated of 5.50% and receive a floating rate based on 3-month LIBOR
Broker, Citibank NA Expiring September 2011	30,000	(2,540,310)	(1,965,310)
Pay a fixed rated of 4.8% and receive a floating rate based on 3-month LIBOR
Expiring March 2011 Broker, Goldman Sachs & Co.	100,000	(5,376,600)	(4,269,933)
Pay a fixed rated of 4.95% and receive a floating rate based on 3-month LIBOR
Expiring March 2011 Broker, JPMorgan Chase Bank	52,000	(2,253,368)	(1,696,968)

Total		$(12,529,102)	$(9,511,035)

•	Financial futures contracts sold as of February 28, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

262	10-Year U.S. Treasury Bond	June 2009	$31,424,585	$(23,603)
52	5-Year U.S. Treasury Bond	June 2009	$6,045,174	$(17,295)
384	2-Year U.S. Treasury Bond	June 2009	$83,200,294	$22,294
217	EuroDollar Futures	September 2009	$52,658,964	$(845,099)
198	EuroDollar Futures	March 2009	$48,175,272	$(687,416)
197	EuroDollar Futures	June 2009	$47,870,399	$(736,889)
110	EuroDollar Futures	December 2009	$26,627,915	$(447,210)
133	EuroDollar Futures	September 2010	$31,974,457	$(575,631)
121	EuroDollar Futures	June 2010	$29,156,094	$(523,694)
111	EuroDollar Futures	March 2010	$26,815,873	$(470,702)
84	EuroDollar Futures	September 2011	$20,089,394	$(276,406)
68	EuroDollar Futures	December 2010	$16,295,143	$(304,507)
62	EuroDollar Futures	June 2011	$14,831,761	$(235,014)
47	EuroDollar Futures	March 2011	$11,252,831	$(196,369)

Total				$(5,317,541)

•	Financial futures contracts purchased as of February 28, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation

36	EuroDollar Futures	December 2011	$8,747,285	$(39,335)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	53

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•	Interest rate swaps outstanding as of February 28, 2009 were as follows:

	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Receive a fixed rate of 5.38341% and pay a floating rate based on 3-month LIBOR
Broker, Credit Suisse International Expires July 2009	$200,000	$3,133,960
Receive a fixed rate of 4.05% and pay a floating rate based on 3-month LIBOR
Broker, Barclays Bank, PLC Expires December 2009	$5,600	115,829
Receive a fixed rate of 4.31996% and pay a floating rate based on 3-month LIBOR
Broker, UBS AG Expires September 2010	$12,000	500,175
Receive a fixed rate of 2.895% and pay a floating rate based on 3-month LIBOR
Broker, Barclays Bank, PLC Expires September 2010	$7,400	151,702
Pay a fixed rate of 2.898% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG Expires September 2010	$22,300	(458,164)
Receive a fixed rate of 4.95% and pay a floating rate based on 3-month LIBOR
Broker, UBS AG Expires November 2011	$4,400	351,238
Receive a fixed rate of 5.025% and pay a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG Expires November 2011	$3,000	243,840
Receive a fixed rate of 5.39256% and pay a floating rate based on 3-month LIBOR
Broker, Credit Suisse International Expires June 2012	$64,000	6,501,565
Pay a fixed rate of 4.115% and receive a floating rate based on 3-month LIBOR
Broker, Goldman Sachs Bank USA Expires August 2013	$19,700	(1,316,022)
Pay a fixed rate of 4.88911% and receive a floating rate based on 3-month LIBOR
Broker, Goldman Sachs Bank USA Expires August 2014	$19,000	(1,996,299)
Pay a fixed rate of 4.39919% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG Expires October 2014	$12,500	(1,034,662)
Receive a fixed rate of 4.8834% and pay a floating rate based on 3-month LIBOR
Broker, UBS AG Expires March 2015	$25,000	2,767,455
Pay a fixed rate of 4.925% and receive a floating rate based on 3-month LIBOR Municipal Swap Index
Broker, Deutsche Bank AG Expires March 2015	$16,000	(1,808,504)
Pay a fixed rate of 4.5% and receive a floating rate based on 3-month LIBOR
Broker, JPMorgan Chase Bank NA Expires May 2015	$3,000	(270,319)

Interest rate swaps (continued)

	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Receive a fixed rate of 4.442% and pay a floating rate based on 3-month LIBOR
Broker, Morgan Stanley Capital Services Inc. Expires July 2015	$4,500	$391,738
Receive a fixed rate of 5.94% and pay a floating rate based on 3-month LIBOR
Broker, UBS AG Expires December 2015	$2,800	505,310
Receive a fixed rate of 4.87% and pay a floating rate based on 3-month LIBOR Municipal Swap Index
Broker, Goldman Sachs Bank USA Expires January 2016	$5,500	635,490
Receive a fixed rate of 2.81% and pay a floating rate based on 3-month LIBOR
Broker, Citibank N.A. Expires February 2016	$20,000	(292,642)
Receive a fixed rate of 5.723% and pay a floating rate based on 3-month LIBOR
Broker, JPMorgan Chase Bank NA Expires July 2016	$5,400	944,683
Receive a fixed rate of 5.295% and pay a floating rate based on 3-month LIBOR
Broker, UBS AG Expires February 2017	$11,900	1,796,918
Receive a fixed rate of 5.25% and pay a floating rate based on 3-month LIBOR
Broker, Goldman Sachs Bank USA Expires April 2017	$800	119,063
Pay a fixed rate of 5.74% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG Expires June 2017	$1,400	(260,835)
Pay a fixed rate of 5.5451% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG Expires June 2017	$1,800	(309,232)
Pay a fixed rate of 5.85% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG Expires June 2017	$1,000	(194,385)
Receive a fixed rate of 5.505% and pay a floating rate based on 3-month LIBOR
Broker, Bank of America NA Expires August 2017	$165,647	28,332,193
Pay a fixed rate of 4.4575% and receive a floating rate based on 3-month LIBOR
Broker, Goldman Sachs Bank USA Expires January 2018	$2,600	(242,176)
Pay a fixed rate of 5.135% and receive a floating rate based on 3-month LIBOR
Broker, Barclays Bank, PLC Expires April 2018	$5,700	(595,623)
Pay a fixed rate of 5.88% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG Expires June 2018	$63,930	(12,049,344)

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (concluded)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Interest rate swaps (concluded)

	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Pay a fixed rate of 5.46% and receive a floating rate based on 3-month LIBOR
Broker, JPMorgan Chase Bank NA Expires August 2018	$3,800	$(576,647)
Pay a fixed rate of 4.545% and receive a floating rate based on 3-month LIBOR
Broker, Citibank NA Expires September 2018	$98,400	(9,991,313)
Pay a fixed rate of 4.205% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG Expires September 2018	$7,400	(541,224)
Receive a fixed rate of 4.35% and pay a floating rate based on 3-month LIBOR
Broker, UBS AG Expires October 2018	$42,000	3,583,699
Receive a fixed rate of 4.66% and pay a floating rate based on 3-month LIBOR
Broker, JPMorgan Chase Bank NA Expires October 2018	$5,000	557,921
Pay a fixed rate of 4.31% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG Expires October 2018	$66,000	(5,411,390)
Receive a fixed rate of 2.705% and pay a floating rate based on 3-month LIBOR
Broker, Bank of America, NA Expires January 2019	$5,600	(306,401)
Receive a fixed rate of 5.411% and pay a floating rate based on 3-month LIBOR
Broker, JPMorgan Chase Bank, National Association Expires August 2022	$9,565	$1,990,501

		$14,968,098

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments*

	Assets	Liabilities	Assets	Liabilities

Level 1	$77,647,966	—	$22,294	$(5,379,170)
Level 2	609,406,067	$(32,674,642)	54,768,148	(42,530,847)
Level 3	51,748,647	—	—	(12,529,102)

Total	$738,802,680	$(32,674,642)	$54,790,442	$(60,439,119)

*

Other financial instruments are swaps, futures, interest rate floors and options. Futures and swaps are valued at the unrealized appreciation/depreciation on the instrument and interest rate floors and options are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*

	Assets	Liabilities

Balance as of August 31, 2008	$5,942,021	$(9,216,687)
Accrued discounts/premiums	199	—
Realized gain	44	484,699
Change in unrealized appreciation/depreciation[1]	2,005,074	(3,797,114)
Net sales	(274,532)	—
Net transfers in Level 3	44,075,841	—

Balance as of February 28, 2009	$51,748,647	$(12,529,102)

[1]	Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	55

Schedule of Investments February 28, 2009 (Unaudited)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Aerospace & Defense—3.1%
Northrop Grumman Corp., 7.125%, 2/15/11	$1,000	$1,069,032
United Technologies Corp., 6.35%, 3/01/11	1,000	1,066,654

		2,135,686

Air Freight & Logistics—0.2%
Park-Ohio Industries, Inc., 8.375%, 11/15/14	300	123,000

Airlines—0.2%
American Airlines, Inc. Series 99-1, 7.324%, 4/15/11	125	117,500

Auto Components—0.8%
Allison Transmission, Inc. (a):
11%, 11/01/15	140	67,900
11.25%, 11/01/15 (b)	120	46,200
The Goodyear Tire & Rubber Co.:
7.857%, 8/15/11	405	324,000
8.625%, 12/01/11	160	128,000
Lear Corp., 8.75%, 12/01/16	95	16,150

		582,250

Automobiles—1.5%
DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	1,000	957,514
Ford Capital BV, 9.50%, 6/01/10	350	112,000

		1,069,514

Building Products—0.6%
CPG International I, Inc., 10.50%, 7/01/13	150	79,500
Momentive Performance Materials, Inc., 11.50%, 12/01/16	345	72,450
Ply Gem Industries, Inc., 11.75%, 6/15/13	545	250,700

		402,650

Capital Markets—0.3%
Marsico Parent Co., LLC, 10.625%, 1/15/16	341	139,810
Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (a)(b)	134	54,818
Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (a)(b)	91	37,319

		231,947

Chemicals—1.7%
American Pacific Corp., 9%, 2/01/15	180	151,200
Ames True Temper, Inc., 5.094%, 1/15/12 (c)	350	227,500
Innophos, Inc., 8.875%, 8/15/14	980	779,100
Terra Capital, Inc. Series B, 7%, 2/01/17	50	45,500

		1,203,300

Commercial Services & Supplies—3.7%
Casella Waste Systems, Inc., 9.75%, 2/01/13	1,500	1,312,500
DI Finance Series B, 9.50%, 2/15/13	524	476,840
Waste Services, Inc., 9.50%, 4/15/14	550	434,500
West Corp., 11%, 10/15/16	590	377,600

		2,601,440

Construction Materials—0.3%
Nortek, Inc., 10%, 12/01/13	520	208,000

Containers & Packaging—1.1%
Berry Plastics Holding Corp.:
5.871%, 9/15/14 (c)	80	37,200
8.875%, 9/15/14	75	44,625
Crown Americas LLC, 7.75%, 11/15/15	250	251,875
Impress Holdings BV, 4.219%, 9/15/13 (a)(c)	260	192,400
Pregis Corp., 12.375%, 10/15/13	565	251,425
Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17 (d)(e)	115	10,063

		787,588

Diversified Financial Services—2.2%
Ford Motor Credit Co. LLC:
2.664%, 1/15/10 (c)	1,600	1,064,000
7.80%, 6/01/12	250	135,506
GMAC LLC, 3.461%, 12/01/14 (a)(c)	250	110,000
Structured Asset Repackaged Trust, 1.633%, 1/21/10	270	229,583

		1,539,089

Corporate Bonds	Par (000)	Value

Diversified Telecommunication Services—10.6%
AT&T, Inc., 6.45%, 6/15/34	$1,500	$1,376,987
Broadview Networks Holdings, Inc., 11.375%, 9/01/12	155	80,600
Cincinnati Bell, Inc., 7.25%, 7/15/13	590	563,450
Citizens Communications Co., 6.25%, 1/15/13	200	182,000
Qwest Communications International, Inc.:
7.50%, 2/15/14	1,120	949,200
Series B, 7.50%, 2/15/14	305	258,488
Qwest Corp., 5.246%, 6/15/13 (c)	340	288,150
Telecom Italia Capital SA, 4.95%, 9/30/14	1,000	861,461
Verizon New England, Inc., 6.50%, 9/15/11	2,000	2,056,668
Wind Acquisition Finance SA, 10.75%, 12/01/15 (a)	250	250,625
Windstream Corp.:
8.125%, 8/01/13	360	349,200
8.625%, 8/01/16	170	163,200

		7,380,029

Electric Utilities—2.0%
Edison Mission Energy, 7.50%, 6/15/13	125	114,687
Elwood Energy LLC, 8.159%, 7/05/26	27	22,104
Midwest Generation LLC Series B, 8.56%, 1/02/16	238	234,945
Progress Energy, Inc., 7.75%, 3/01/31	1,000	1,022,912

		1,394,648

Electronic Equipment & Instruments—0.1%
Sanmina-SCI Corp., 8.125%, 3/01/16	215	75,250

Energy Equipment & Services—0.2%
Compagnie Generale de Geophysique-Veritas:
7.50%, 5/15/15	65	50,862
7.75%, 5/15/17	70	54,250
North American Energy Partners, Inc., 8.75%, 12/01/11	65	51,188

		156,300

Food & Staples Retailing—0.7%
The Pantry, Inc., 7.75%, 2/15/14	500	377,500
Rite Aid Corp., 7.50%, 3/01/17	260	140,400

		517,900

Food Products—0.4%
Kraft Foods, Inc., 6.125%, 8/23/18	250	248,313

Gas Utilities—0.3%
Targa Resources, Inc., 8.50%, 11/01/13	365	229,950

Health Care Equipment & Supplies—1.2%
DJO Finance LLC, 10.875%, 11/15/14	1,090	828,400

Health Care Providers & Services—3.1%
Community Health Systems, Inc.
Series WI, 8.875%, 7/15/15	115	108,819
Tenet Healthcare Corp.:
6.375%, 12/01/11	120	106,800
6.50%, 6/01/12	1,250	1,112,500
WellPoint, Inc., 5.95%, 12/15/34	1,000	811,624

		2,139,743

Hotels, Restaurants & Leisure—1.9%
American Real Estate Partners LP:
8.125%, 6/01/12	860	756,800
7.125%, 2/15/13	230	189,175
Gaylord Entertainment Co., 8%, 11/15/13	215	142,438
Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(d)(e)	211	18,990
Harrah’s Operating Co., Inc.:
10%, 12/15/15 (a)	20	5,600
10.75%, 2/01/16	191	26,740
10.75%, 2/01/18 (b)	473	29,018
10%, 12/15/18 (a)	179	50,120
Seneca Gaming Corp. Series B, 7.25%, 5/01/12	190	140,600
Tropicana Entertainment LLC Series WI, 9.625%, 12/15/14 (d)(e)	50	500

		1,359,981

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

IT Services—0.7%
First Data Corp., 9.875%, 9/24/15	$330	$181,500
iPayment, Inc., 9.75%, 5/15/14	175	103,250
iPayment Investors LP, 12.75%, 7/15/14 (a)(b)	689	172,191

		456,941

Independent Power Producers & Energy Traders—1.1%
AES Ironwood LLC, 8.875%, 11/30/25	97	87,478
NRG Energy, Inc.:
7.25%, 2/01/14	50	47,125
7.375%, 2/01/16	400	369,000
Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (b)	500	240,000

		743,603

Industrial Conglomerates—0.2%
Sequa Corp. (a):
11.75%, 12/01/15	500	80,000
13.50%, 12/01/15 (b)	773	92,511

		172,511

Insurance—0.5%
MetLife, Inc., 6.125%, 12/01/11	325	325,556

Machinery—0.6%
AGY Holding Corp., 11%, 11/15/14	260	156,000
Accuride Corp., 8.50%, 2/01/15	110	33,000
Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (a)	470	258,500

		447,500

Marine—0.1%
Navios Maritime Holdings, Inc., 9.50%, 12/15/14	156	93,600

Media—9.6%
Affinion Group, Inc., 10.125%, 10/15/13	655	507,625
CMP Susquehanna Corp., 9.875%, 5/15/14	500	15,000
CSC Holdings, Inc. Series B, 8.125%, 7/15/09	130	132,275
Cablevision Systems Corp. Series B, 8.334%, 4/01/09 (c)	120	120,000
Charter Communications Holdings II, LLC (d)(e):
10.25%, 9/15/10	300	241,500
Series B, 10.25%, 9/15/10	95	76,000
DirecTV Holdings LLC, 8.375%, 3/15/13	210	212,100
EchoStar DBS Corp., 7%, 10/01/13	221	206,082
Local Insight Regatta Holdings, Inc., 11%, 12/01/17	229	54,960
Network Communications, Inc., 10.75%, 12/01/13	325	50,375
News America, Inc., 6.20%, 12/15/34	1,500	1,139,837
Nielsen Finance LLC, 10%, 8/01/14	1,035	853,875
Rainbow National Services LLC (a):
8.75%, 9/01/12	210	210,263
10.375%, 9/01/14	1,455	1,489,556
TCI Communications, Inc., 7.875%, 2/15/26	1,000	952,922
TL Acquisitions, Inc., 10.50%, 1/15/15 (a)	925	434,750

		6,697,120

Metals & Mining—1.8%
AK Steel Corp., 7.75%, 6/15/12	95	81,700
Aleris International, Inc., 10%, 12/15/16 (d)(e)	315	394
FMG Finance Property Ltd., 10.625%, 9/01/16 (a)	430	365,500
Freeport-McMoRan Copper & Gold, Inc., 7.084%, 4/01/15 (c)	630	470,925
Newmont Mining Corp., 1.625%, 7/15/17 (f)	200	215,750
Steel Dynamics, Inc., 7.375%, 11/01/12	145	125,425

		1,259,694

Multi-Utilities—1.8%
DTE Energy Co., 7.05%, 6/01/11	250	252,335
Dominion Resources, Inc., 5.70%, 9/17/12	1,000	1,014,778

		1,267,113

Oil, Gas & Consumable Fuels—5.4%
Berry Petroleum Co., 8.25%, 11/01/16	100	51,000
Chesapeake Energy Corp.:
6.375%, 6/15/15	130	106,275

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Chesapeake Energy Corp. (concluded):
9.50%, 2/15/15	$750	$697,500
7.25%, 12/15/18	410	333,125
2.25%, 12/15/38 (f)	275	146,094
Compton Petroleum Finance Corp., 7.625%, 12/01/13	225	75,375
Corral Finans AB, 2.594%, 4/15/10 (a)(b)	612	340,319
EXCO Resources, Inc., 7.25%, 1/15/11	275	219,656
Encore Acquisition Co., 6%, 7/15/15	30	23,250
Forest Oil Corp., 7.25%, 6/15/19 (a)	710	568,000
Massey Energy Co., 3.25%, 8/01/15 (f)	580	368,300
OPTI Canada, Inc., 8.25%, 12/15/14	320	108,800
Occidental Petroleum Corp., 6.75%, 1/15/12	250	267,298
Sabine Pass LNG LP, 7.50%, 11/30/16	305	205,113
Whiting Petroleum Corp.:
7.25%, 5/01/12	15	12,600
7.25%, 5/01/13	300	244,500

		3,767,205

Paper & Forest Products—0.6%
Bowater, Inc.:
9%, 8/01/09	200	51,000
4.996%, 3/15/10 (c)	60	10,800
NewPage Corp., 10%, 5/01/12	750	226,875
Verso Paper Holdings LLC Series B, 4.92%, 8/01/14 (c)	626	162,760

		451,435

Pharmaceuticals—1.5%
Wyeth, 6.50%, 2/01/34	1,000	1,077,730

Real Estate Management & Development—0.0%
Realogy Corp., 12.375%, 4/15/15	195	23,400

Road & Rail—0.8%
Canadian National Railway Co., 6.90%, 7/15/28	500	526,618

Software—0.0%
BMS Holdings, Inc., 9.224%, 2/15/12 (a)(b)(c)	69	16,662

Specialty Retail—1.5%
General Nutrition Centers, Inc.:
7.584%, 3/15/14 (c)	360	212,400
10.75%, 3/15/15	260	182,000
Group 1 Automotive, Inc., 2.25%, 6/15/36 (f)(g)	50	22,375
Lazy Days’ R.V. Center, Inc., 11.75%, 5/15/12 (d)(e)	357	28,560
Michaels Stores, Inc.:
10%, 11/01/14	280	95,550
11.375%, 11/01/16	175	41,344
Sonic Automotive, Inc. Series B, 8.625%, 8/15/13	1,400	434,000

		1,016,229

Textiles, Apparel & Luxury Goods—0.1%
Quiksilver, Inc., 6.875%, 4/15/15	100	50,000

Thrifts & Mortgage Finance—0.3%
Residential Capital LLC, 8.50%, 5/15/10 (a)	267	184,230

Wireless Telecommunication Services—6.2%
Cricket Communications, Inc.:
9.375%, 11/01/14	185	168,812
10%, 7/15/15 (a)	160	147,600
Digicel Group Ltd. (a):
8.875%, 1/15/15	570	424,650
9.125%, 1/15/15 (b)	439	307,300
iPCS, Inc., 3.295%, 5/01/13 (c)	20	14,400
MetroPCS Wireless, Inc., 9.25%, 11/01/14	1,105	1,044,225
Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (a)	500	455,000
Sprint Capital Corp.:
7.625%, 1/30/11	720	624,600
6.875%, 11/15/28	240	132,600
Vodafone Group Plc, 7.75%, 2/15/10	1,000	1,039,343

		4,358,530

Total Corporate Bonds—69.0%		48,268,155

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	57

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)	Value

Auto Components—1.3%
Allison Transmission, Inc. Term Loan, 3.32%, 8/07/14	$1,098	$727,478
Dana Holding Corp. Term Advance, 7.25%, 1/31/15	600	182,457
Delphi Corp.:
Initial Tranche Term Loan C, 10.50%, 6/30/09	105	16,425
Subsequent Tranche Term Loan C, 10.50%, 6/30/09	10	1,564

		927,924

Automobiles—0.2%
Ford Motor Company Term Loan, 5%, 12/15/13	249	79,410
General Motors Corp.Secured Term Loan, 4.148%, 11/29/13	223	79,986

		159,396

Building Products—0.7%
Building Materials Corp. of America Term Loan Advance, 3.625%—3.875%, 2/22/14	248	169,142
Stile Acquisition Corp. (aka Masonite):
Canadian Term Loan, 6.75%, 4/06/13	369	150,788
US Term Loan, 6.25%, 4/06/13	374	152,860

		472,790

Chemicals—0.6%
PQ Corp. (aka Niagara Acquisition, Inc.) Loan (Second Lien), 7.68%, 7/30/15	750	262,500
Solutia Inc. Loan, 8.50%, 2/28/14	200	128,500

		391,000

Health Care Providers & Services—0.9%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.729%, 7/25/14	27	22,658
Funded Term Loan, 2.729%—3.506%, 7/25/14	523	443,030
HCA Inc. Tranche A-1 Term Loan, 2.959%, 11/17/12	195	169,784

		635,472

Independent Power Producers & Energy Traders—1.4
Calpine Generating Co., LLC Second Priority Term Loan, 4.335%, 3/29/14	199	144,342
Dynegy Holdings Inc.:
Letter of Credit Facility Term Loan, 1.98%, 4/02/13	166	136,956
Tranche B Term Loan, 1.98%, 4/02/13	10	7,774
NRG Energy, Inc.:
Credit-Linked Deposit, 1.359%, 2/01/13	82	75,564
Term Loan, 1.869%—2.959%, 2/01/13	167	153,542
Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche B-2 Term Loan, 3.948%—4.451%, 10/10/14	746	465,541

		983,719

Machinery—0.7%
Navistar International Corp.:
Revolving Credit-Linked Deposit, 3.367%—3.729%, 1/19/12	180	128,850
Term Advance, 3.729%, 1/19/12	500	357,917

		486,767

Media—0.5%
Cengage Learning Acquisitions, Inc. (Thomson Learning) Tranche 1 Incremental Term Loan, 7.50%, 7/03/14	498	348,250

Multiline Retail—0.1%
Dollar General Corp. Tranche B-1 Term Loan, 3.198%—3.924%, 7/07/14	100	86,341

Paper & Forest Products—0.1%
Georgia-Pacific LLC Term B Loan, 2.956%—4.189%, 12/20/12	116	100,132

Total Floating Rate Loan Interests—6.5%		4,591,791

Non-U.S. Government Agency Mortgage-Backed Securities	Par (000)	Value

Commercial Mortgage-Backed Securities—1.4%
Crown Castle Towers LLC Series 2005-1A:
Class AFL, 0.841%, 6/15/35 (c)	$745	$677,950
Class AFX, 4.643%, 6/15/35 (a)	205	195,775
Global Signal Trust Series 2006-1 Class A2, 5.45%, 2/15/36	115	107,525

Total Non-U.S.Government Agency Mortgage-Backed Securities—1.4%		981,250

Common Stocks	Shares

Media—0.0%
Adelphia Recovery Trust	396,568	3,966

Total Common Stocks—0.0%		3,966

Preferred Securities

Capital Trusts	Par (000)

Commercial Banks—1.8%
Barclays Bank Plc, 8.55% (a)(c)(h)	$650	235,932
Wells Fargo & Co. Series K, 7.98%, (c)(h)	2,000	1,000,000

		1,235,932

Diversified Financial Services—0.1%
Citigroup, Inc. Series E, 8.40% (c)(h)	115	40,262

Total Capital Trusts—1.9%		1,276,194

Preferred Stocks	Shares

Capital Markets—0.0%
Marsico Parent Superholdco, LLC, 16.75% (a)	23	10,005

Total Preferred Stocks—0.0%		10,005

Total Preferred Securities—1.9%		1,286,199

Other Interests (i)	Beneficial Interest (000)

Health Care Providers & Services—0.0%
Critical Care Systems International, Inc.	$1	191

Media—0.0%
Adelphia Recovery Trust Escrow	400	5,500

Total Other Interests—0.0%		5,691

Total Long-Term Investments (Cost—$76,224,462)—78.8%		55,137,052

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Schedule of Investments (concluded)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares (000)	Value

BlackRock Liquidity Funds, TempFund 0.75% (j)(k)	13,542	$13,541,578

Total Short-Term Securities (Cost—$13,541,578)—19.4%		13,541,578

Options Purchased	Contracts

Over-the-Counter Call Options
Marsico Parent Superholdco LLC, expiring December 2009 at USD 942.86 Broker The Goldman Sachs & Co.	6	9,690

Total Options Purchased (Cost—$5,867)—0.0%		9,690

Total Investments (Cost—$89,771,907*)—98.2%		68,688,320
Other Assets Less Liabilities—1.8%		1,248,663

Net Assets—100.0%		$69,936,983

*	The cost and unrealized appreciation (depreciation) as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$89,819,984

Gross unrealized appreciation	$258,325
Gross unrealized depreciation	(21,389,989)

Net unrealized depreciation	$(21,131,664)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Non-income producing security
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Convertible security.
(g)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown reflects the current yield at report date.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(j)	Represents the current yield as of report date.
(k)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	$13,541,578	$11,578

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets

Level 1	$3,965	—
Level 2	66,684,976	$9,690
Level 3	1,989,689	—

Total	$68,678,630	$9,690

*	Other financial instruments are options, which are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Assets

Balance as of August 31, 2008	$359,476
Accrued discounts/premiums	24,939
Realized gain	783
Change in unrealized appreciation/depreciation[1]	(2,212,087)
Net sales	(47,738)
Net transfers in Level 3	3,864,316

Balance as of February 28, 2009	$1,989,689

[1]	Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	59

Statements of Assets and Liabilities

February 28, 2009 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield V, Inc. (HYV)	BlackRock Corporate High Yield VI, Inc. (HYT)	BlackRock High Income Shares (HIS)	BlackRock High Yield Trust (BHY)
Assets
Investments at value - unaffiliated[1]	$363,615,267	$263,337,352	$287,384,703	$84,710,263	$28,845,504
Investments at value - affiliated[2]	—	11,058,272	11,405,172	5,081,539	2,491,381
Unrealized appreciation on foreign currency exchange contracts	26,555	415,295	445,979	72,172	—
Unrealized appreciation on swaps	19,343,667	11,270	12,210	—	—
Unrealized on unfunded loan commitment	—	—	6,098	—	—
Foreign currency at value[3]	23,811	266,817	289,440	17,478	—
Cash	—	—	—	14,112	9,965
TBA sales commitment receivable	32,650,277	—	—	—	—
Investments sold receivable	6,911,422	297,261	340,151	157,076	42,695
Interest receivable	4,422,912	7,959,451	8,877,875	2,673,172	869,781
Swaps receivable	3,264,158	143,311	83,921	—	—
Income receivable - affiliated	262	514	130	5,059	68
Commitment fees receivable	—	—	51	21	—
Principal paydown receivable	8,420	258	80,683	—	—
Prepaid expenses	39,010	16,666	17,874	15,357	5,268
Other assets	28,787	71,044	105,593	5,688	5,982

Total assets	430,334,548	283,577,511	309,049,880	92,751,937	32,270,644

Liabilities
Loan payable	—	48,700,000	57,900,000	18,000,000	4,250,000
Bank overdraft	454,847	336,781	57,279	—	—
Unrealized depreciation on swaps	11,821,855	5,228,289	5,595,640	—	—
TBA sale commitments at value[4]	32,655,864	—	—	—	—
Options written at value[5]	9,502,543	—	—	—	—
Borrowed bonds at value[6]	—	—	—	—	—
Interest rate floors at value	—	—	—	—	—
Reverse repurchase agreements	55,211,371	—	—	—	—
Cash held as collateral in connection with swaps	—	—	—	—	—
Swaps premiums received	483,000	—	—	—	—
Investments purchased payable	29,961,222	1,908,383	1,761,089	593,716	107,150
Margin variation payable	1,826,104	—	—	—	—
Interest expense payable	17,132	19,560	13,906	4,003	1,205
Income dividends payable	—	159,297	176,750	45,773	—
Investment advisory fees payable	157,678	134,935	172,096	56,394	27,298
Swaps payable	998,885	1,055	1,018	—	—
Officer’s and Directors’/Trustees’ fees payable	30,002	17,927	18,902	7,062	6,295
Deferred Income	—	—	6,098	—	—
Administration fee payable	—	—	—	—	2,621
Other affiliates payable	2,455	2,655	2,830	860	—
Other accrued expenses payable	154,440	—	12,833	69,611	53,105
Other liabilities	363,231	19,127	110,776	—	19,146

Total liabilities	143,640,629	56,528,009	65,829,217	18,777,419	4,466,820

Net Assets	$286,693,919	$227,049,502	$243,220,663	$73,974,518	$27,803,824

Net Assets Consist of
Par value per share[7,8]	$27,023	$3,294,409	$3,528,644	—	$6,422
Paid-in capital in excess of par	378,644,915	466,525,752	501,493,556	$343,233,097	87,186,620
Cost of shares held in treasury[9]	—	—	—	—	—
Undistributed (distributions in excess of) net investment income	1,604,592	859,996	2,067,700	449,894	(236,598)
Accumulated net realized loss	(38,942,517)	(70,430,056)	(78,952,263)	(219,232,464)	(38,992,134)
Net unrealized appreciation/depreciation	(54,640,094)	(173,200,599)	(184,916,974)	(50,476,009)	(20,160,486)

Net Assets	$286,693,919	$227,049,502	$243,220,663	$73,974,518	$27,803,824

Net asset value	$10.61	$6.89	$6.89	$1.35	$4.33

[1] Investments at cost - unaffiliated	$418,649,430	$431,707,590	$467,110,477	$135,257,327	$49,005,990
[2] Investments at cost - affiliated	—	$11,058,272	11,405,172	$5,081,539	$2,491,381
[3] Foreign currency at cost	$24,188	$271,691	$323,022	$17,503	—
[4] Proceeds from TBA sale commitments	$32,650,277	—	—	—	—
[5] Premiums received from options written	$6,422,598	—	—	—	—
[6] Proceeds from borrowed bonds	—	—	—	—	—
[7] Par value per share	$0.001	$0.100	$0.100	—	$0.001
[8] Shares outstanding	27,023,027	32,944,087	35,286,436	54,620,873	6,422,396
[9] Shares held in treasury	—	—	—	—	—

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

February 28, 2009 (Unaudited)	BlackRock Income Opportunity Trust, Inc. (BNA)	BlackRock Income Trust, Inc. (BKT)	BlackRock Strategic Bond Trust (BHD)
Assets
Investments at value - unaffiliated[1]	$358,887,906	$663,299,582	$55,146,742
Investments at value - affiliated[2]	—	77,647,966	13,541,578
Unrealized appreciation on foreign currency exchange contracts	19,019	—	—
Unrealized appreciation on swaps	21,621,598	52,623,280	—
Unrealized on unfunded loan commitment	—	—	—
Foreign currency at value[3]	1,444	—	—
Cash	—	576,983	15,281
TBA sales commitment receivable	19,226,367	11,127,031	—
Investments sold receivable	849,622	198,841	126,784
Interest receivable	4,142,794	3,195,923	1,395,922
Swaps receivable	3,961,055	5,625,162	—
Income receivable - affiliated	—	—	—
Commitment fees receivable	—	—	—
Principal paydown receivable	234,407	563,471	—
Prepaid expenses	42,472	40,294	8,724
Other assets	44,786	53,008	4,959

Total assets	409,031,470	814,951,541	70,239,990

Liabilities
Loan payable	—	—	—
Bank overdraft	718,967	—	—
Unrealized depreciation on swaps	14,542,403	37,655,182	—
TBA sale commitments at value[4]	19,171,726	11,171,901	—
Options written at value[5]	10,881,941	4,875,665	—
Borrowed bonds at value[6]	—	21,502,741	—
Interest rate floors at value	—	12,529,102	—
Reverse repurchase agreements	35,556,425	—	—
Cash held as collateral in connection with swaps	—	—	—
Swaps premiums received	484,499	1,586,246	—
Investments purchased payable	23,895,105	293,069,581	178,923
Margin variation payable	1,798,034	201,192	—
Interest expense payable	10,512	—	—
Income dividends payable	58,096	54,706	14,290
Investment advisory fees payable	147,164	210,706	37,057
Swaps payable	1,930,058	6,353,040	—
Officer’s and Directors’/Trustees’ fees payable	50,626	54,366	5,424
Deferred Income	—	—	—
Administration fee payable	24,593	50,407	—
Other affiliates payable	—	—	866
Other accrued expenses payable	171,966	424,160	—
Other liabilities	—	245,601	66,447

Total liabilities	109,442,115	389,984,596	303,007

Net Assets	$299,589,355	$424,966,945	$69,936,983

Net Assets Consist of
Par value per share[7,8]	$344,497	$639,425	$7,058
Paid-in capital in excess of par	402,521,909	478,686,574	98,443,594
Cost of shares held in treasury[9]	(17,377,850)	—	—
Undistributed (distributions in excess of) net investment income	1,663,691	8,098,242	(53,399)
Accumulated net realized loss	(37,123,551)	(62,273,037)	(7,376,683)
Net unrealized appreciation/depreciation	(50,439,341)	(184,259)	(21,083,587)

Net Assets	$299,589,355	$424,966,945	$69,936,983

Net asset value	$8.70	$6.65	$9.91

[1] Investments at cost - unaffiliated	$409,072,320	$659,373,255	$76,230,329
[2] Investments at cost - affiliated	—	$77,647,966	$13,541,578
[3] Foreign currency at cost	$1,389	—	—
[4] Proceeds from TBA sale commitments	$19,226,367	$11,127,031	—
[5] Premiums received from options written	$7,443,775	$2,829,409	—
[6] Proceeds from borrowed bonds	—	$19,383,094	—
[7] Par value per share	$0.010	$0.010	$0.001
[8] Shares outstanding	34,449,693	63,942,536	7,058,402
[9] Shares held in treasury	1,757,400	—	—

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	61

Statements of Operations

Six Months Ended February 28, 2009 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund V, Inc. (HYV)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)	BlackRock High Income Shares (HIS)
Investment Income
Interest	$12,140,759	$20,612,178	$22,100,908	$6,313,701
Dividends	—	55	5	38,975
Facility and other fees	4,425	198,719	199,751	21,314
Income - affiliated	65,975	25,172	27,428	2,043

Total income	12,211,159	20,836,124	22,328,092	6,376,033

Expenses
Investment advisory	1,010,625	1,032,822	1,304,047	414,007
Professional	47,416	240,230	262,768	54,203
Accounting services	37,141	24,149	29,315	10,283
Printing	28,712	7,090	11,231	20,624
Custodian	18,060	9,560	11,336	8,612
Officer and Directors/Trustees	8,415	7,141	6,818	3,924
Transfer agent	5,750	14,760	11,752	11,743
Registration	4,211	3,109	3,424	8,607
Borrowing costs[1]	—	279,943	306,211	66,171
Administration	—	—	—	—
Miscellaneous	43,269	21,563	21,939	24,900

Total expenses excluding interest expense	1,203,599	1,640,367	1,968,841	623,074
Interest expense	599,044	1,508,371	1,704,455	404,750

Total expenses	1,802,643	3,148,738	3,673,296	1,027,824
Less fees waived by advisor	(782)	—	—	(283)
Less fees paid indirectly	—	(504)	(562)	(191)

Total expenses after fees waived and paid indirectly	1,801,861	3,148,234	3,672,734	1,027,350

Net investment income	10,409,298	17,687,890	18,655,358	5,348,683

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(14,733,501)[2]	(42,563,040)	(45,053,170)	(12,209,519)
Futures and swaps	(2,866,630)	(3,919,703)	(4,143,645)	—
Foreign currency	761,246	997,221	1,071,764	168,192
Options written	948,805	—	—	—
Interest rate floors	—	—	—	—

	(15,890,080)	(45,485,522)	(48,125,051)	(12,041,327)

Net change in unrealized appreciation/ depreciation on:
Investments	(35,560,255)	(114,990,595)	(122,058,894)	(34,887,286)
Futures and swaps	(4,343,090)	(2,623,720)	(2,825,209)	—
Foreign currency	(3,376,827)	238,855	238,307	60,715
Options written	(464,866)	—	—	—
TBA sale commitments	348,979	—	—	—
Borrowed bonds	—	—	—	—
Interest rate floors	—	—	—	—
Unfunded corporate loans	—	—	6,098	—

	(43,396,059)	(117,375,460)	(124,639,698)	(34,826,571)

Total realized and unrealized loss	(59,286,139)	(162,860,982)	(172,764,749)	(46,867,898)

Net Decrease in Net Assets Resulting from Operations	$(48,876,841)	$(145,173,092)	$(154,109,391)	$(41,519,215)

1	See Note 8 of the Notes to Financial Statements for details of short-term borrowings.
2	Includes $11,657 from affiliates.

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Statements of Operations

Six Months Ended February 28, 2009 (Unaudited)	BlackRock High Yield Trust (BHY)	BlackRock Income Opportunity Trust, Inc. (BNA)	BlackRock Income Trust Inc. (BKT)	BlackRock Strategic Bond Trust (BHD)
Investment Income
Interest	$2,117,830	$11,826,019	$12,659,279	$3,403,275
Dividends	—	13,194	—	805
Facility and other fees	6,473	—	—	—
Income-affiliated	1,975	91,526	53,146	11,239

Total income	2,126,278	11,930,739	12,712,425	3,415,319

Expenses
Investment advisory	201,518	944,718	1,373,206	278,504
Borrowing	26,198	—	—	—
Professional	43,210	45,359	48,124	32,479
Accounting services	8,044	35,552	45,707	8,800
Transfer agent	5,891	9,576	25,865	5,605
Registration	4,291	3,564	9,160	4,227
Printing	9,644	37,438	35,705	7,896
Officer and Directors/Trustees	—	9,852	12,604	3,138
Custodian	5,794	20,021	24,497	5,491
Administration	19,192	157,453	316,894	—
Miscellaneous	22,739	43,026	42,821	21,075

Total expenses excluding interest expense	346,521	1,306,559	1,934,583	367,215
Interest expense	118,133	266,131	461,096	2,245

Total expenses	464,654	1,572,690	2,395,679	369,460
Less fees waived by advisor	(227)	(391)	(7,724)	(37,038)
Less fees paid indirectly	(204)	(237)	—	(226)

Total expenses after waiver and fees paid indirectly	464,223	1,572,062	2,387,955	332,196

Net investment income	1,662,055	10,358,677	10,324,470	3,083,123

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(3,502,873)	(15,248,725)[1]	26,738,606[2]	(4,865,042)
Futures and swaps	(183,602)	(3,421,474)	(8,088,681)	(66,817)
Foreign currency	—	788,302	—	—
Options written	—	842,993	1,980,000	—
Interest rate floors	—	—	484,699	—

	(3,686,475)	(17,038,904)	21,114,624	(4,931,859)

Net change in unrealized appreciation/ depreciation on:
Investments	(12,120,480)	(31,010,376)	(29,650,966)	(15,127,623)
Futures and swaps	(61)	(4,655,526)	(4,891,999)	81,859
Foreign currency	—	(523,741)	—	—
Options written	—	(3,751,628)	(2,396,158)	—
TBA sale commitments	—	296,837	97,535	—
Borrowed bonds	—	—	(679,632)	—
Interest rate floors	—	—	(3,797,114)	—
Unfunded corporate loans	—	—	—	—

	(12,120,541)	(39,644,434)	(41,318,334)	(15,045,764)

Total realized and unrealized loss	(15,807,016)	(56,683,338)	(20,203,710)	(19,977,623)

Net Decrease in Net Assets Resulting from Operations	$(14,144,961)	$(46,324,661)	$(9,879,240)	$(16,894,500)

1	Includes $11,931 from affiliates

2	Includes $(2) from affiliates.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	63

Statements of Changes in Net Assets

	BlackRock Core Bond Trust (BHK)

Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2009 (Unaudited)	Period November 1, 2007 to August 31, 2008	Year Ended October 31, 2007
Operations
Net investment income	$10,409,298	$13,641,713	$19,706,087
Net realized gain (loss)	(15,890,080)	(8,544,877)	341,954
Net change in unrealized appreciation/depreciation	(43,396,059)	(10,368,703)	(3,507,844)

Net increase (decrease) in net assets resulting from operations	(48,876,841)	(5,271,867)	16,540,197

Dividends and Distributions to Shareholders From
Net investment income[1]	(10,650,990)	(16,387,174)	(16,495,698)
Net realized gain	—	—	—
Tax return of capital	—	(499,560)	(5,227,396)

Decrease in net assets resulting from dividends and distributions to shareholders	(10,650,990)	(16,886,734)	(21,723,094)

Capital Share Transactions
Reinvestment of dividends	45,124	—	—

Net Assets
Total decrease in net assets	(59,482,707)	(22,158,601)	(5,182,897)
Beginning of period	346,176,626	368,335,227	373,518,124

End of period	$286,693,919	$346,176,626	$368,335,227

End of period undistributed (distributions in excess of) net investment income	$1,604,592	$1,846,284	$(1,696,051)

[1]	A portion of the dividends from net investment income for the six months ended February 28, 2009 may be deemed a tax return of capital or net realized gain at fiscal year end.

	BlackRock High Income Shares (HIS)

Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2009 (Unaudited)	Period January 1, 2008 to August 31, 2008	Year Ended December 31, 2007
Operations
Net investment income	$5,348,683	$8,117,286	$12,884,718
Net realized gain (loss)	(12,041,327)	(7,079,170)	(1,962,158)
Net change in unrealized appreciation/depreciation	(34,826,571)	(7,369,210)	(9,438,736)

Net increase (decrease) in net assets resulting from operations	(41,519,215)	(6,331,094)	1,483,824

Dividends and Distributions to Shareholders From
Net investment income[1]	(6,314,610)	(6,958,699)	(12,923,299)
Net realized gain	—	—	—
Tax return of capital	—	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(6,314,610)	(6,958,699)	(12,923,299)

Capital Share Transactions
Reinvestment of dividends	—	—	—

Net Assets
Total increase (decrease) in net assets	(47,833,825)	(13,289,793)	(11,439,475)
Beginning of period	121,808,343	135,098,136	146,537,611

End of period	$73,974,518	$121,808,343	$135,098,136

End of period undistributed (distributions in excess of) net investment income	$449,894	$1,415,821	$(33,209)

[1]	A portion of the dividends from net investment income for the six months ended February 28, 2009 may be deemed a tax return of capital or net realized gain at fiscal year end.

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

	BlackRock Corporate High Yield Fund V, Inc. (HYV)		BlackRock Corporate High Yield Fund VI, Inc. (HYT)

Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008
Operations
Net investment income	$17,687,890	$38,907,940	$18,655,358	$40,916,220
Net realized gain (loss)	(45,485,522)	(24,400,710)	(48,125,051)	(27,115,557)
Net change in unrealized appreciation/depreciation	(117,375,460)	(36,644,816)	(124,639,698)	(38,782,173)

Net increase (decrease) in net assets resulting from operations	(145,173,092)	(22,137,586)	(154,109,391)	(24,981,510)

Dividends and Distributions to Shareholders From
Net investment income[1]	(21,166,444)	(38,515,495)	(22,171,879)	(42,767,302)
Net realized gain	—	(1,667,429)	—	—
Tax return of capital	—	—	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(21,166,444)	(40,182,924)	(22,171,879)	(42,767,302)

Capital Share Transactions
Reinvestment of dividends	—	—	—	—

Net Assets
Total decrease in net assets	(166,339,536)	(62,320,510)	(176,281,270)	(67,748,812)
Beginning of period	393,389,038	455,709,548	419,501,933	487,250,745

End of period	$227,049,502	$393,389,038	$243,220,663	$419,501,933

End of period undistributed (distributions in excess of) net investment income	$859,996	$4,338,550	$2,067,700	$5,584,221

	BlackRock High Yield Trust (BHY)			BlackRock Income Opportunity Trust (BNA)

Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2009 (Unaudited)	Period November 1, 2007 to August 31, 2008	Year Ended October 31, 2007	Six Months Ended February 28, 2009 (Unaudited)	Period November 1, 2007 to August 31, 2008	Year Ended October 31, 2007
Operations
Net investment income	$1,662,055	$3,222,658	$4,031,885	$10,358,677	$18,219,919	$21,461,718
Net realized gain (loss)	(3,686,475)	(2,046,912)	(2,450,156)	(17,038,904)	(14,439,291)	2,113,139
Net change in unrealized appreciation/depreciation	(12,120,541)	(4,787,603)	2,730,808	(39,644,434)	(9,222,740)	(6,083,476)

Net increase (decrease) in net assets resulting from operations	(14,144,961)	(3,611,857)	4,312,537	(46,324,661)	(5,442,112)	17,491,381

Dividends and Distributions to Shareholders From
Net investment income[1]	(1,964,343)	(3,273,618)	(3,927,807)	(10,541,606)	(17,707,143)	(20,862,233)
Net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	(1,874,570)

Decrease in net assets resulting from dividends and distributions to shareholders	(1,964,343)	(3,273,618)	(3,927,807)	(10,541,606)	(17,707,143)	(22,736,803)

Capital Share Transactions
Reinvestment of dividends	16,347	—	12,289	—	—	—

Net Assets
Total increase (decrease) in net assets	(16,092,957)	(6,885,475)	397,019	(56,866,267)	(23,149,255)	(5,245,422)
Beginning of period	43,896,781	50,782,256	50,385,237	356,455,622	379,604,877	384,850,299

End of period	$27,803,824	$43,896,781	$50,782,256	$299,589,355	$356,455,622	$379,604,877

End of period undistributed (distributions in excess of) net investment income	$(236,598)	$65,690	$116,650	$1,663,691	$1,846,620	$768,824

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	65

Statements of Changes in Net Assets (concluded)

	BlackRock Income Trust, Inc. (BKT)

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2009 (Unaudited)	Period November 1, 2007 to August 31, 2008	Year Ended October 31, 2007
Operations
Net investment income	$10,324,470	$16,649,258	$18,973,713
Net realized gain (loss)	21,114,624	(9,938,710)	(10,368,025)
Net change in unrealized appreciation/depreciation	(41,318,334)	35,486,218	18,371,718

Net increase (decrease) in net assets resulting from operations	(9,879,240)	42,196,766	26,977,406

Dividends and Distributions to Shareholders From
Net investment income[1]	(9,207,725)	(15,793,807)	(18,808,452)
Net realized gain	—	—	—
Tax return of capital	—	—	(4,978,175)

Decrease in net assets resulting from dividends and distributions to shareholders	(9,207,725)	(15,793,807)	(23,786,627)

Net Assets
Total increase (decrease) in net assets	(19,086,965)	26,402,959	3,190,779
Beginning of period	444,053,910	417,650,951	414,460,172

End of period	$424,966,945	$444,053,910	$417,650,951

End of period undistributed (distributions in excess of) net investment income	$8,098,242	$6,981,497	$(6,313,294)

1	A portion of the dividends from net investment income for the six months ended February 28, 2009 may be deemed a tax return of capital or net realized gain at fiscal year end.

	BlackRock Strategic Bond Trust (BHD)

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2009 (Unaudited)	Period November 1, 2007 to August 31, 2008	Year Ended October 31, 2007
Operations
Net investment income	$3,083,123	$5,362,221	$6,735,537
Net realized gain (loss)	(4,931,859)	(1,927,321)	999,009
Net change in unrealized appreciation/depreciation	(15,045,764)	(5,317,189)	(1,416,472)

Net increase (decrease) in net assets resulting from operations	(16,894,500)	(1,882,289)	6,318,074

Dividends to Shareholders From
Net investment income[1]	(3,260,982)	(5,434,969)	(6,521,963)

Net Assets
Total decrease in net assets	(20,155,482)	(7,317,258)	(203,889)
Beginning of period	90,092,465	97,409,723	97,613,612

End of period	$69,936,983	$90,092,465	$97,409,723

End of period undistributed (distributions in excess of) net investment income	$(53,399)	$124,460	$197,208

1	A portion of the dividends from net investment income for the six months ended February 28, 2009 may be deemed a tax return of capital or net realized gain at fiscal year end.

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Statements of Cash Flows

Six Months Ended February 28, 2009 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund V, Inc. (HYV)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)	BlackRock High Income Shares (HIS)	BlackRock High Yield Trust (BHY)
Cash Used for/Provided by Operating Activities
Net decrease in net assets resulting from operations	$(48,876,841)	$(145,173,092)	$(154,109,391)	$(41,519,215)	$(14,144,961)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Decrease in receivables	241,008	2,814,603	2,721,010	904,087	307,114
Increase (decrease) in prepaid expenses and other assets	18,664	(55,692)	(89,282)	5,034	4,005
Increase (decrease) in other liabilities	334,983	(216,488)	(182,092)	(190,398)	(18,203)
Net realized and unrealized loss	56,104,538	159,567,696	168,305,386	47,051,440	15,611,723
Amortization of premium and discount on investments	1,749,364	(1,362,494)	(1,461,323)	(289,390)	(83,973)
Paid-in-kind Income	—	(3,057)	(378,311)	(81,070)	(66,439)
Increase in TBA sale commitments	11,651,978	—	—	—	—
Premiums received from options written	(2,057,733)	—	—	—	—
Proceeds from sales and paydowns of long-term securities	878,197,385	140,924,802	140,914,714	34,494,843	10,734,449
Purchases of long-term securities	(842,513,326)	(84,893,195)	(83,358,770)	(21,679,565)	(7,463,362)
Net proceeds (purchases) of short-term investments	3,003,523	(4,710,831)	2,872,011	(3,473,120)	(981,729)
Premiums paid on closing options written	1,239,152	—	—	—	—

Cash provided by operating activities	59,092,695	66,892,252	75,233,952	15,222,646	3,898,624

Cash Used for Financing Activities
Cash receipts from borrowings	—	30,000,000	34,000,000	15,000,000	14,000,000
Cash payments from borrowings	—	(76,000,000)	(87,000,000)	(24,000,000)	(16,000,000)
Cash receipts from reverse repurchase agreements	189,118,619	—	—	—	—
Cash payments from reverse repurchase agreements	(241,597,543)	—	—	—	—
Cash dividends paid to shareholders	(10,703,915)	(21,167,647)	(22,179,730)	(6,309,582)	(1,966,762)
Increase in bank overdraft	454,847	336,781	57,279	—	—

Cash used for financing activities	(62,727,992)	(66,830,866)	(75,122,451)	(15,309,582)	(3,966,762)

Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	33,128	(4,874)	33,581	(24)	—

Cash
Net increase (decrease) in cash	(3,602,169)	56,512	145,082	(86,960)	(68,138)
Cash at beginning of period	3,625,980	210,305	144,358	118,550	78,103

Cash at end of period	$23,811	$266,817	$289,440	$31,590	$9,965

Cash Flow Information
Cash paid for interest	$832,960	$1,558,517	$1,767,834	$420,814	$121,659

Noncash Financing Activities
Capital shares issued in reinvestment of dividends paid to shareholders	$45,124	—	—	—	$16,347

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	67

Financial Highlights	BlackRock Core Bond Trust (BHK)

	Six Months Ended February 28, 2009 (Unaudited)	Period November 1, 2007 to August 31, 2008	Year Ended October 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$12.81	$13.63	$13.82	$14.27	$15.22	$14.75	$14.33

Net investment income	0.39 [1]	0.50 [1]	0.74	0.66	0.78	0.92	0.83
Net realized and unrealized gain (loss)	(2.20)	(0.69)	(0.13)	0.11	(0.37)	0.66	0.77

Net increase (decrease) from investment operations	(1.81)	(0.19)	0.61	0.77	0.41	1.58	1.60

Dividends and distributions from:
Net investment income[2]	(0.39)	(0.61)	(0.61)	(0.93)	(1.01)	(0.86)	(1.00)
Net realized gain	—	—	—	(0.29)	(0.35)	(0.25)	(0.18)
Tax return of capital	—	(0.02)	(0.19)	—	—	—	—

Total dividends and distributions	(0.39)	(0.63)	(0.80)	(1.22)	(1.36)	(1.11)	(1.18)

Net asset value, end of period	$10.61	$12.81	$13.63	$13.82	$14.27	$15.22	$14.75

Market price, end of period	$10.65	$11.51	$12.23	$12.86	$13.69	$14.02	$13.57

Total Investment Return[3]
Based on net asset value	(13.99)%[4]	(1.00)%[4]	5.04%	6.20%	3.18%	11.79%	11.76%

Based on market price	(3.92)%[4]	(0.87)%[4]	1.29%	3.07%	7.46%	11.93%	6.62%

Ratios to Average Net Assets
Total expenses after fees paid indirectly and excluding interest expense	0.80%[5]	0.89%[5]	0.78%	0.77%	0.85%	0.92%	0.87%

Total expenses after fees paid indirectly	1.19%[5]	2.29%[5]	1.60%	1.08%	1.50%	1.32%	1.05%

Total expenses	1.19%[5]	2.29%[5]	1.60%	1.08%	1.50%	1.32%	1.05%

Net investment income	6.88%[5]	4.55%[5]	5.36%	4.78%	5.20%	6.20%	5.58%

Supplemental Data
Net assets, end of period (000)	$286,694	$346,177	$368,335	$373,518	$385,514	$411,163	$398,540

Reverse repurchase agreements outstanding end of period (000)	$55,211	$107,690	$103,354	$3,911	$86,876	$102,474	$91,668

Reverse repurchase agreements average daily balance (000)	$65,529	$134,784	$44,786	$25,340	$91,130	$145,094	$67,591

Portfolio turnover	166%[6]	598%[7]	122%	88%	220%	398%	161%

Asset coverage, end of period per $1,000	$6,193	$4,215	$4,564	$96,502	$5,438	$5,012	$5,348

1	Based on average shares outstanding.

2	A portion of the distribution may be deemed a tax return of capital or net realized gain.

3

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

4	Aggregate total investment return.

5	Annualized.

6	Includes mortgage dollar roll transactions; excluding these transactions the portfolio turnover would have been 96%.

7	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 337%.

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Financial Highlights	BlackRock Corporate High Yield Fund V, Inc. (HYV)

	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31,

		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$11.94	$13.83	$14.10	$15.19	$16.15	$14.90

Net investment income[1]	0.54	1.18	1.20	1.22	1.47	1.67
Net realized and unrealized gain (loss)	(4.95)	(1.85)	(0.33)	(0.50)	0.19	1.27

Net increase (decrease) from investment operations	(4.41)	(0.67)	0.87	0.72	1.66	2.94

Dividends and distributions from:
Net investment income	(0.64)	(1.17)	(1.14)	(1.25)	(1.64)	(1.63)
Net realized gain	—	(0.05)	—	(0.56)	(0.98)	(0.06)

Total dividends and distributions	(0.64)	(1.22)	(1.14)	(1.81)	(2.62)	(1.69)

Net asset value, end of period	$6.89	$11.94	$13.83	$14.10	$15.19	$16.15

Market price, end of period	$6.21	$10.15	$12.24	$12.81	$15.04	$15.44

Total Investment Return[2]
Based on net asset value	(36.32)%[3]	(3.99)%	6.76%	6.37%	11.03%	20.92%[4]

Based on market price	(32.48)%[3]	(7.78)%	4.00%	(2.40)%	14.99%	19.04%

Ratios to Average Net Assets

Total expenses after waiver and fees paid indirectly and excluding interest expense	0.95%[5]	0.97%	0.99%	0.98%	0.97%	0.97%

Total expenses after waiver and fees paid indirectly	1.83%[5]	2.11%	3.20%	2.87%	1.99%	1.46%

Total expenses	1.83%[5]	2.11%	3.20%	2.87%	1.99%	1.46%

Net investment income	10.29%[5]	9.16%	8.23%	8.49%	9.38%	10.52%

Supplemental Data
Net assets, end of period (000)	$227,050	$393,389	$455,710	$464,453	$500,303	$528,498

Amount of loan outstanding, end of period (000)	$48,700	$94,700	$127,700	$200,100	$188,500	$199,700

Average amount of loan outstanding during the period (000)	$75,910	$106,140	$188,373	$183,484	$184,650	$180,502

Portfolio turnover	23%	46%	51%	64%	48%	82%

Asset coverage, end of period per $1,000	$5,662	$5,154	$4,569	$3,321	$3,654	$3,646

1	Based on average shares outstanding.
2

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

3	Aggregate total investment return.
4

The previous investment advisor reimbursed the Trust for the difference in value of unregistered securities sold by the Trust and the same security of the issuer that had been registered for resale, which had no impact on the total investment return.

5	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	69

Financial Highlights	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31,

		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$11.89	$13.81	$14.12	$15.08	$15.71	$14.39

Net investment income	0.53 [1]	1.16 [1]	1.18 [1]	1.16 [1]	1.37 [1]	1.50
Net realized and unrealized gain (loss)	(4.90)	(1.87)	(0.39)	(0.49)	0.19	1.27

Net increase (decrease) from investment operations	(4.37)	(0.71)	0.79	0.67	1.56	2.77

Dividends and distributions from:
Net investment income	(0.63)	(1.21)	(1.10)	(1.17)	(1.49)	(1.43)
Net realized gain	—	—	—	(0.46)	(0.70)	(0.02)

Total dividends and distributions	(0.63)	(1.21)	(1.10)	(1.63)	(2.19)	(1.45)

Net asset value, end of period	$6.89	$11.89	$13.81	$14.12	$15.08	$15.71

Market price, end of period	$6.30	$10.14	$12.15	$12.48	$14.32	$14.52

Total Investment Return[2]
Based on net asset value	(36.23)%[3]	(4.30)%	6.29%	6.29%	11.28%	20.70%

Based on market price	(31.63)%[3]	(7.24)%	5.80%	(1.07)%	14.34%	17.95%

Ratios to Average Net Assets
Total expenses after waiver and fees paid indirectly and excluding interest expense	1.37%[4]	1.10%	1.12%	1.11%	1.11%	1.09%

Total expenses after waiver and fees paid indirectly	2.56%[4]	2.24%	3.35%	2.89%	2.09%	1.56%

Total expenses	2.56%[4]	2.24%	3.35%	2.89%	2.09%	1.57%

Net investment income	12.99%[4]	9.02%	8.03%	8.11%	8.91%	9.76%

Supplemental Data
Net assets, end of period (000)	$243,221	$419,502	$487,251	$498,096	$532,031	$554,390

Amount of loan outstanding, end of period (000)	$57,900	$110,900	$135,900	$216,200	$185,200	$207,100

Average amount of loan outstanding during the period (000)	$86,027	$113,996	$202,705	$184,070	$188,044	$178,605

Portfolio turnover	21%	45%	51%	62%	48%	81%

Asset coverage, end of period per $1,000	$5,201	$4,783	$4,585	$3,304	$3,873	$3,677

1	Based on average shares outstanding.
2

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

3	Aggregate total investment return.
4	Annualized.

See Notes to Financial Statements.

70	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Financial Highlights	BlackRock High Income Shares (HIS)

	Six Months Ended February 28, 2009 (Unaudited)	Period January 1, 2008 to August 31, 2008	Year Ended December 31,

			2007	2006	2005	2004[1]	2003[1]
Per Share Operating Performance
Net asset value, beginning of period	$2.23	$2.47	$2.68	$2.61	$2.87	$2.86	$2.42

Net investment income	0.10 [2]	0.15 [2]	0.24	0.22	0.24	0.28 [3]	0.32 [3]
Net realized and unrealized gain (loss)	(0.86)	(0.26)	(0.21)	0.08	(0.23)	0.03	0.40

Net increase (decrease) from investment operations	(0.76)	(0.11)	0.03	0.30	0.01	0.31	0.72

Dividends to shareholders from net investment income	(0.12)	(0.13)	(0.24)	(0.23)	(0.27)	(0.30)	(0.28)

Net asset value, end of period	$1.35	$2.23	$2.47	$2.68	$2.61	$2.87	$2.86

Market price, end of period	$1.19	$1.88	$2.14	$2.55	$2.33	$2.90	$2.87

Total Investment Return[4]
Based on net asset value	(33.50)%[5]	(4.00)%[5]	1.58%	12.32%	0.43%	11.46%	31.10%

Based on market price	(30.47)%[5]	(6.59)%[5]	(7.51)%	19.70%	(11.28)%	12.24%	37.23%

Ratios to Average Net Assets
Total expenses after waiver and fees paid indirectly and excluding interest expense	1.45%[6]	1.05%[6]	1.27%	1.34%	1.37%	1.39%	1.46%

Total expenses after waiver and fees paid indirectly	2.39%[6]	1.98%[6]	3.55%	3.77%	3.04%	2.23%	2.21%

Total expenses	2.39%[6]	1.98%[6]	3.56%	3.78%	3.04%	2.23%	2.21%

Net investment income	12.46%[6]	9.52%[6]	8.89%	8.42%	8.82%	9.70%	11.99%

Supplemental Data
Net assets, end of period (000)	$73,975	$121,808	$135,098	$146,538	$142,457	$155,298	$154,298

Loan outstanding, end of period (000)	$18,000	$27,000	$46,000	$62,000	$66,000	$69,000	$68,000

Average loan outstanding during the period (000)	$24,724	$27,069	$55,868	$62,838	$65,992	$64,081	$60,604

Portfolio turnover	19%	25%	69%	83%	115%	56%	93%

Asset coverage, end of period per $1,000	$5,110	$5,512	$3,937	$3,364	$3,158	$3,251	$3,269

1	Audited by other Independent Registered Public Accounting Firm.
2	Based on average shares outstanding.
3

Net investment income per share has been recalculated in accordance with Securities and Exchange Commission requirements, with the exception that end-of-the-year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.

4

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

5	Aggregate total investment return.
6	Annualized.

The performance set forth in this table is the financial data of BlackRock High Income Shares. BlackRock Advisors, LLC began managing the Trust on March 2, 2005.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	71

Financial Highlights	BlackRock High Yield Trust (BHY)

	Six Months Ended February 28, 2009 (Unaudited)	Period November 1, 2007 to August 31, 2008	Year Ended October 31,

			2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$6.84	$7.91	$7.85	$7.48	$7.95	$6.96	$6.13

Net investment income	0.26 [1]	0.50 [1]	0.63	0.66	0.68	0.92	1.06
Net realized and unrealized gain (loss)	(2.46)	(1.06)	0.04	0.36	(0.36)	1.02	0.89

Net increase (decrease) from investment operations	(2.20)	(0.56)	0.67	1.02	0.32	1.94	1.95

Dividends and distributions from:
Net investment income	(0.31)[2]	(0.51)	(0.61)	(0.65)	(0.79)	(0.92)	(1.07)
Tax return of capital	—	—	—	—	—	(0.03)	(0.05)

Total dividends and distributions	(0.31)	(0.51)	(0.61)	(0.65)	(0.79)	(0.95)	(1.12)

Net asset value, end of period	$4.33	$6.84	$7.91	$7.85	$7.48	$7.95	$6.96

Market price, end of period	$4.68	$5.96	$6.92	$7.77	$7.36	$9.30	$10.25

Total Investment Return[3]
Based on net asset value	(32.57)%[4]	(6.47)%[4]	9.03%	14.25%	2.85%	26.24%	27.75%

Based on market price	(16.36)%[4]	(6.85)%[4]	(3.63)%	14.93%	(13.49)%	0.28%	32.87%

Ratios to Average Net Assets
Total expenses after waiver and fees paid indirectly and excluding interest expense	2.18%[5]	1.77%[5]	2.10%	2.19%	2.10%	1.96%	2.22%

Total expenses after waiver and fees paid indirectly	2.92%[5]	2.61%[5]	4.14%	4.49%	3.51%	2.68%	3.07%

Total expenses	2.92%[5]	2.61%[5]	4.16%	4.50%	3.52%	2.69%	3.07%

Net investment income	10.45%[5]	8.34%[5]	7.84%	8.74%	8.71%	12.16%	16.37%

Supplemental Data
Net assets, end of period (000)	$27,804	$43,897	$50,782	$50,385	$47,924	$50,914	$44,438

Loan outstanding, end of period (000)	$4,250	$6,250	$9,250	$20,250	$20,750	$19,250	$19,250

Average loan outstanding during the period (000)	$6,637	$7,443	$17,710	$20,621	$20,425	$19,250	$19,250

Portfolio turnover	19%	34%	69%	85%	102%	156%	30%

Asset coverage, end of period per $1,000	$7,542	$8,023	$6,490	$3,488	$3,310	$3,645	$3,308

1	Based on average shares outstanding.
2	A portion of the distribution may be deemed a tax return of capital or net realized gain.
3

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

4	Aggregate total investment return.
5	Annualized.

See Notes to Financial Statements.

72	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Financial Highlights	BlackRock Income Opportunity Trust, Inc. (BNA)

	Six Months Ended February 28, 2009 (Unaudited)	Period November 1, 2007 to August 31, 2008	Year Ended October 31,

			2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$10.35	$11.02	$11.17	$11.56	$12.38	$11.93	$11.83

Net investment income	0.30[1]	0.53[1]	0.62	0.57	0.72	0.76	0.84
Net realized and unrealized gain (loss)	(1.64)	(0.69)	(0.11)	0.01	(0.45)	0.53	0.31

Net increase (decrease) from investment operations	(1.34)	(0.16)	0.51	0.58	0.27	1.29	1.15

Dividends and distributions from:
Net investment income[2]	(0.31)	(0.51)	(0.61)	(0.65)	(0.81)	(0.84)	(0.81)
Net realized gain	—	—	—	(0.26)	(0.28)	—	(0.24)
Tax return of capital	—	—	(0.05)	(0.06)	—	—	—

Total dividends and distributions	(0.31)	(0.51)	(0.66)	(0.97)	(1.09)	(0.84)	(1.05)

Net asset value, end of period	$8.70	$10.35	$11.02	$11.17	$11.56	$12.38	$11.93

Market price, end of period	$8.75	$9.82	$10.19	$10.58	$10.90	$11.38	$10.95

Total Investment Return[3]
Based on net asset value	(12.79)%[4]	(1.07)%[4]	5.11%	5.76%	2.95%	11.90%	10.92%

Based on market price	(7.56)%[4]	1.51%[4]	2.62%	6.27%	5.53%	12.04%	14.71%

Ratios to Average Net Assets
Total expenses after fees paid indirectly and excluding interest expense	0.83%[5]	0.83%[5]	0.87%	0.89%	0.87%	0.84%	0.89%

Total expenses after fees paid indirectly	1.00%[5]	2.25%[5]	2.00%	1.61%	1.72%	1.11%	1.29%

Total expenses before fees paid indirectly	1.00%[5]	2.25%[5]	2.01%	1.61%	1.72%	1.11%	1.29%

Total expenses	1.00%[5]	2.25%[5]	2.01%	1.61%	1.72%	1.11%	1.29%

Net investment income	6.58%[5]	5.89%[5]	5.68%	5.11%	5.97%	6.29%	6.99%

Supplemental Data
Net assets, end of period (000)	$299,589	$356,456	$379,605	$384,850	$398,078	$426,643	$410,981

Reverse repurchase agreements outstanding, end of period (000)	$35,556	$100,740	$105,262	$34,326	$120,179	$94,644	$103,378

Reverse repurchase agreements average daily balance (000)	$39,297	$131,462	$68,241	$59,691	$122,457	$97,264	$136,172

Portfolio turnover	207%[6]	441%[7]	196%	131%	396%	300%	46%

Asset coverage, end of period per $1,000	$9,426	$4,538	$4,606	$12,212	$4,312	$5,508	$4,976

[1]	Based on average shares outstanding.
[2]	A portion of the distribution may be deemed a tax return of capital or net realized gain.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover would have been 92%.
[7]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 168%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	73

Financial Highlights	BlackRock Income Trust, Inc. (BKT)

	Six Months Ended February 28, 2009 (Unaudited)	Period November 1, 2007 to August 31, 2008	Year Ended October 31,

			2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$6.94	$6.53	$6.48	$6.54	$6.95	$7.21	$8.13

Net investment income	0.16 [1]	0.26 [1]	0.30	0.32	0.44	0.51	0.61
Net realized and unrealized gain (loss)	(0.31)	0.40	0.12	0.05	(0.30)	(0.16)	(0.52)

Net increase (decrease) from investment operations	(0.15)	0.66	0.42	0.37	0.14	0.35	0.09

Dividends and distributions from:
Net investment income[2]	(0.14)	(0.25)	(0.29)	(0.34)	(0.48)	(0.61)	(1.01)
Tax return of capital	—	—	(0.08)	(0.09)	(0.07)	—	—

Total dividends and distributions	(0.14)	(0.25)	(0.37)	(0.43)	(0.55)	(0.61)	(1.01)

Net asset value, end of period	$6.65	$6.94	$6.53	$6.48	$6.54	$6.95	$7.21

Market price, end of period	$5.92	$6.07	$5.81	$6.07	$5.90	$7.50	$7.71

Total Investment Return[3]
Based on net asset value	(1.75)%[4]	10.82%[4]	7.06%	6.06%	2.12%	5.01%	1.20%

Based on market price	0.00%[4]	8.94%[4]	1.69%	10.18%	(14.63)%	5.97%	15.41%

Ratios to Average Net Assets
Total expenses after fees paid indirectly and excluding interest expense	0.91%[5]	0.91%[5]	0.98%	1.00%	0.99%	0.97%	1.02%

Total expenses after waiver and fees paid indirectly	1.13%[5]	1.63%[5]	2.76%	2.84%	2.79%	1.37%	1.36%

Total expenses before waiver and fees paid indirectly	1.13%[5]	1.63%[5]	2.77%	2.85%	2.80%	1.37%	1.36%

Total expenses	1.14%[5]	1.63%[5]	2.77%	2.85%	2.80%	1.37%	1.36%

Net investment income	4.90%[5]	4.67%[5]	4.60%	4.92%	6.54%	7.13%	8.18%

Supplemental Data
Net assets, end of period (000)	$424,967	$444,054	$417,651	$414,460	$418,390	$442,635	$457,301

Reverse repurchase agreements outstanding, end of period (000)	—	—	$33,895	$70,691	$149,558	$223,736	$121,767

Reverse repurchase agreements average daily balance (000)	$836	$61,777	$93,325	$104,393	$180,553	$158,278	$135,804

Portfolio turnover	316%[6]	263%[7]	250%	80%	60%	120%	64%

Asset coverage, end of period per $1,000	—	—	$13,322	$6,863	$3,798	$2,978	$4,756

[1]	Based on average shares outstanding.
[2]	A portion of the distribution may be deemed a tax return of capital or net realized gain.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover would have been 98%.
[7]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 0%.

See Notes to Financial Statements.

74	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Financial Highlights	BlackRock Strategic Bond Trust (BHD)

	Six Months Ended February 28, 2009 (Unaudited)	Period November 1, 2007 to August 31, 2008	Year Ended October 31,

			2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$12.76	$13.80	$13.83	$13.68	$15.10	$15.07	$12.63

Net investment income	0.44 [1]	0.76[1]	0.95	0.99	1.10	1.39	1.59
Net realized and unrealized gain (loss)	(2.83)	(1.03)	(0.06)	0.18	(1.13)	0.25	2.34

Net increase (decrease) from investment operations	(2.39)	(0.27)	0.89	1.17	(0.03)	1.64	3.93

Dividends and distributions from:
Net investment income[2]	(0.46)	(0.77)	(0.92)	(0.98)	(1.12)	(1.61)	(1.49)
Tax return of capital	—	—	—	(0.04)	(0.27)	—	—

Total dividends and distributions	(0.46)	(0.77)	(0.92)	(1.02)	(1.39)	(1.61)	(1.49)

Net asset value, end of period	$9.91	$12.76	$13.80	$13.83	$13.68	$15.10	$15.07

Market price, end of period	$9.23	$10.85	$11.88	$12.85	$12.45	$16.70	$15.27

Total Investment Return[3]
Based on net asset value	(18.21)%[4]	(1.19)%[4]	7.26%	9.58%	(0.49)%	11.35%	32.55%

Based on market price	(10.42)%[4]	(2.40)%[4]	(0.62)%	11.87%	(18.11)%	21.54%	37.36%

Ratios Based on Average Net Assets
Total expenses after fees paid indirectly and excluding interest expense	0.90%[5]	0.815%[5]	0.87%	0.94%	0.92%	0.89%	1.01%

Total expenses after fees paid indirectly	0.91%[5]	0.82%[5]	1.27%	2.00%	1.87%	1.23%	1.71%

Total expenses before fees paid indirectly	0.91%[5]	0.82%[5]	1.27%	2.25%	2.14%	1.49%	2.01%

Total expenses	1.01%[5]	0.93%[5]	1.45%	2.25%	2.14%	1.49%	2.01%

Net investment income	8.45%[5]	6.85%[5]	6.86%	7.26%	7.58%	9.23%	11.32%

Supplemental
Net assets, end of period (000)	$69,937	$90,092	$97,410	$97,614	$96,546	$106,433	$106,045

Reverse repurchase agreements outstanding, end of period (000)	—	$1,571	$413	$14,951	$31,883	$13,188	$45,872

Reverse repurchase agreements average daily balance (000)	$618	$391	$7,240	$21,104	$30,406	$27,562	$46,036

Portfolio turnover	16%	27%	34%	46%	51%	31%	32%

Asset coverage, end of period per $1,000	—	$58,347	$236,789	$7,529	$4,028	$9,071	$3,312

[1]	Based on average shares outstanding.
[2]	A portion of the distribution may be deemed a tax return of capital or net realized gain.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	75

Notes to Financial Statements (Unaudited)

Note 1. Organization and Significant Accounting Policies:

BlackRock Core Bond Trust (“Core Bond”), BlackRock Corporate High Yield V Fund, Inc. (“Corporate High Yield V”), BlackRock Corporate High Yield VI Fund, Inc. (“Corporate High Yield VI”), BlackRock High Income Shares (‘High Income”), BlackRock High Yield Trust (“High Yield”), BlackRock Income Opportunity Trust, Inc. (“Income Opportunity”), BlackRock Income Trust, Inc. (“Income Trust”) and BlackRock Strategic Bond Trust (“Strategic Bond”) (the “Trusts” or individually as the “Trust”) are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940 (the “1940 Act”), as amended. Corporate High Yield V, Corporate High Yield VI, Income Opportunity and Income Trust are organized as Maryland corporations. Core Bond, High Yield and Strategic Bond are organized as Delaware statutory trusts. High Income is organized as a Massachusetts business trust. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Core Bond, High Income, High Yield, Income Opportunity, Income Trust and Strategic Bond recently changed their fiscal year end to August 31. The Trusts determine and make available for publication the net asset value of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Trusts:

Valuation of Securities: The Trusts value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees/Directors (the “Board”). Floating rate loan interests are valued at the mean between the last available bid prices from one or more brokers or dealers as obtained from pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. The fair value of asset-backed and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Trusts’ pricing service or through brokers which are derived using daily swap curves and trades of underlying securities. TBA commitments are valued at the current market value of the underlying securities. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day. The Trusts value their investments in Cash Sweep Series and Money Market Series, each of the BlackRock Liquidity Series, LLC, at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-the-counter options and swaptions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying securities.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Boards as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the respective Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of each Trust are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of each Trust’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts and forward foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Derivative Financial Instruments: The Trusts may engage in various portfolio investment strategies both to increase the return of the Trusts and to hedge, or protect, their exposure to interest rate movements and movements in the

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Notes to Financial Statements (continued)

securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

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Financial futures contracts — The Trusts may purchase or sell financial futures contracts and options on financial futures contracts for investment purposes or to manage its interest rate risk. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

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Forward currency contracts — A forward currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Trusts may enter into foreign currency exchange contracts as a hedge against either specific transactions or portfolio positions. Foreign currency exchange contracts, when used by the Trusts, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trusts. The contract is marked-to-market daily and the change in market value is recorded by the Trusts as an unrealized gain or loss. When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the US dollar.

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Options — The Trusts may purchase and write call and put options. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

When a Trust purchases (writes) an option, an amount equal to the premium paid (received) by the Trust is reflected as an asset and an equivalent liability. The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Trust writes a call option, such option is “covered”, meaning that the Trust holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Trust writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Trust bears the market risk of an unfavorable change in the price of the underlying security or index. Exercise of a written option could result in the Trust purchasing a security at a price different from the current market value. The Trust may execute transactions in both listed and over-the-counter options. Transactions in certain over-the-counter options may expose the Trust to the risk of default by the counterparty to the transaction.

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Swaps — Each Trust may enter into swap agreements, in which the Trust and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Trusts are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Trusts will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps — The Trusts may enter into credit default swaps for investment purposes or to manage their credit risk. Each Trust enters into credit default agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place (e.g. bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). A Trust may either buy or sell (write) credit default swaps. As a buyer, the Trust will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), the Trust will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the

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Notes to Financial Statements (continued)

recovery value of the security or underlying securities comprising of an index. In the event of default by the counterparty, the Trust may recover amounts paid under the agreement either partially or in total by offsetting any payables and/or receivables with collateral held or pledged.

Interest rate swaps — The Trusts may enter into interest rate swaps for investment purposes or to manage their interest rate risk. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Total return swaps — The Trusts may enter into total return swaps for investment purposes or to manage their interest rate risk. Total return swaps are agreements in which one party commits to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Trust will receive a payment from or make a payment to the counterparty.

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Swaptions — Swap options (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Floating Rate Loans: The Trusts invest in floating rate loans, which are generally non-investment grade, made by banks, other financial institutions and privately and publicly offered corporations. Floating rate loans are senior in the debt structure of a corporation. Floating rate loans generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate. The Trusts consider these investments to be investments in debt securities for purposes of their investment policies.

The Trusts earn and/or pay facility and other fees on floating rate loans. Other fees earned/paid include commitment, amendment, consent, commissions and prepayment penalty fees. Facility, amendment and consent fees are typically amortized as premium and/or accreted as discount over the term of the loan. Commitment, commission and various other fees are recorded as income or expense. Prepayment penalty fees are recognized on the accrual basis. When each Trust buys a floating rate loan it may receive a facility fee and when it sells a floating rate loan it may pay a facility fee. On an ongoing basis, the Trusts may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Trusts may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by the Trusts may include covenant waiver fees and covenant modification fees.

The Trusts may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loans are usually freely callable at the issuer’s option. The Trusts may invest in such loans in the form of participations in loans (“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Trusts having a contractual relationship only with the lender, not with the borrower. Each Trust will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Trusts generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the borrower, and the Trusts may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Trusts will assume the credit risk of both the borrower and the lender that is selling the Participation. The Trusts’ investments in loan participation interests involve the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Trusts may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Asset-Backed and Mortgage-Backed Securities: Certain Trusts may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Trust has purchased such an asset-

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Notes to Financial Statements (continued)

backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Certain Trusts may purchase in the secondary market certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA guaranteed Mortgage Pass-Through Certificates which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Certain Trusts invest a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedules of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

Borrowed Bond Agreements: In a borrowed bond agreement, a Trust borrows securities from a third party, with the commitment that they will be returned to the lender on an agreed-upon date. Borrowed bond agreements are primarily entered into to settle short positions. In a borrowed bond agreement, the Trust’s prime broker or third party broker takes possession of the underlying collateral securities or cash to settle such short positions. The value of the underlying collateral securities or cash approximates the principal amount of the borrowed bond transaction, including accrued interest. To the extent that borrowed bond transactions exceed one business day, the value of the collateral with any counterparty is “marked to market” on a daily basis to ensure the adequacy of the collateral. If the lender defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the lender of the security, realization of the collateral by the Trust may be delayed or limited.

Interest Rate Floors: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

Interest rate floors are used by the Trusts to both manage the duration of the portfolios and their exposure to changes in short-term interest rates. The Trusts’ leverage provides extra income in a period of falling rates.

Selling floors reduce some of that extra income by partially monetizing it as an up front payment that the Trusts receive.

Transaction fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

Mortgage Dollar Roll Transactions: The Trusts may sell mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Trusts will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Trusts, and the income from these investments will generate income for the Trusts. The Trusts will account for dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

Mortgage dollar rolls involve the risk that the market value of the securities that the Trusts are required to purchase may decline below the agreed upon repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of the Trusts.

Reverse Repurchase Agreements: The Trusts may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Trust sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Trusts may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Trust is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Trusts’ use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Trusts’ obligation to repurchase the securities.

TBA Commitments: The Trusts may enter into to-be-announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Trusts’ other assets.

Treasury Roll Transactions: A treasury roll transaction involves the sale of a Treasury security, with an agreement to repurchase the same security at an agreed upon price and date. Treasury rolls constitutes a borrowing (not treated as purchase and sales) and the difference between the sale and repurchase prices represents interest expense at an agreed upon rate.

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Whether such a transaction produces a positive impact on performance depends upon whether the income and gains on the securities purchased with the proceeds received from the sale of the security exceeds the interest expense incurred by the Trust. Treasury rolls are not considered purchases and sales and any gains or losses incurred on the treasury rolls will be deferred until the treasury securities are disposed.

Treasury roll transactions involve the risk that the market value of the securities that the Trust is required to purchase may decline below the agreed upon repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of the Trust.

Zero-Coupon Bonds: The Trusts may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Each Trust reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Preferred Stock: The Trusts may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Trusts segregate assets in connection with certain investments (e.g., dollar rolls, TBA’s beyond normal settlement, options, written swaptions, written options, forward foreign currency contracts, swaps, or financial futures contracts) or certain borrowings (e.g. reverse repurchase agreements), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each Trust may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts, reverse repurchase agreements, swaps and written options).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Trusts amortize all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Each Trust files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Core Bond, High Yield, Income Opportunity, Income Trust and Strategic Bond’s US federal tax returns remains open for the three years ended October 31, 2007 and the year ended August 31, 2008. The statute of limitations on High Income’s US federal tax returns remains open for the three years ended December 31, 2007 and the year ended August 31, 2008. The statute of limitations on the Corporate High Yield V and Corporate High Yield VI’s tax returns remains open for the four years ended August 31, 2008. The statute of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Trusts’ financial statement disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Directors or Trustees (“Independent Directors or Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent

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Notes to Financial Statements (continued)

dollar amounts have been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors or Trustees. This has approximately the same economic effect for the Independent Directors or Trustees as if the Independent Directors or Trustees had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust. The Trusts may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors or Trustees in order to match its deferred compensation obligations. Investments to cover each Trust’s deferred compensation liability are included in other assets on the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Fund investments under the plan are included in income-affiliated on the Statements of Operations.

Bank Overdraft: Core Bond, Corporate High Yield V, Corporate High Yield VI and Income Opportunity Trust all recorded bank overdrafts which resulted from management estimates of available cash.

Other: Expenses directly related to each Trust are charged to that Trust. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment services for each Trust and administration services for Core Bond, Corporate High Yield V, Corporate High Yield VI, High Income and Strategic Bond. The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Trusts under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate of 0.60% for Corporate High Yield V and Income Opportunity and 0.65% for Income Trust, 0.70% for Corporate High Yield VI, of each Trust’s average net assets and 0.75% of the first $200 million and 0.50% thereafter for High Income, 0.55% for Core Bond, 1.05% for High Yield and 0.75% for Strategic Bond, of each Trust’s average total assets (including any assets attributable to borrowings) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fees or other expenses on Strategic Bond as a percentage of its average weekly managed assets as follows: 0.10% through February 28, 2009 and 0.05% through February 28, 2010.

High Yield, Income Opportunity and Income Trust each has an Administration Agreement with the Advisor. The administration fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.10% for Income Opportunity, and 0.15% for Income Trust, of each Trust’s average net assets and 0.10% for High Yield of the Trust’s average weekly managed assets.

For the six months ended February 28, 2009, the Trusts reimbursed the Advisor for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Reimbursement to Advisor

Core Bond	$2,868
Corporate High Yield V	$1,877
Corporate High Yield VI	$2,058
High Income	$1,012
Strategic Bond	$760

The Advisor has agreed to waive its advisory fees by the amount of investment advisory fees each Trust pays to the Advisor indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by advisor on the Statements of Operations. For the six months ended February 28, 2009, the amounts were as follows:

Core Bond	$782
High Income	$283
High Yield	$227
Income Trust	$7,724

The Advisor has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Advisor, with respect to Core Bond, Corporate High Yield V, Corporate High Yield VI, High Income and Strategic Bond, under which the Advisor pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Trust to the Advisor.

For the period September 1, 2008 to December 31, 2008, Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, earned commissions on transactions of securities as follows:

Core Bond	$220
Income Opportunity	$220

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are shown on the Statements of Operations as fees paid indirectly.

Certain officers and/or directors or trustees of the Trusts are officers and/or directors of BlackRock, Inc. or its affiliates. The Trusts reimburse the Advisor for compensation paid to the Trusts’ Chief Compliance Officer.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	81

Notes to Financial Statements (continued)

3. Investments:

Purchases and sales of investments (including paydowns and TBA and mortgage dollar roll transactions and excluding short-term securities and US government securities), for the six months ended February 28, 2009 were as follows:

	Purchases	Sales

Core Bond	$621,156,017	$575,462,567
Corporate High Yield V	$80,480,509	$140,410,808
Corporate High Yield VI	$78,481,534	$140,473,254
High Income	$20,331,550	$34,601,884
High Yield	$6,676,367	$10,630,481
Income Opportunity	$726,624,430	$712,021,624
Income Trust	$2,030,253,042	$1,973,826,271
Strategic Bond	$10,721,916	$22,682,874

For the six months ended February 28, 2009, purchases and sales of US government securities were as follows:

	Purchases	Sales

Core Bond	$63,029,374	$158,241,848
Income Opportunity	$53,253,323	$144,262,928
Income Trust	$8,625,384	$17,219,617
Strategic Bond	—	$3,971,296

For the six months ended February 28, 2009, purchases and sales attributable to mortgage dollar rolls were as follows:

	Purchases	Sales

Core Bond	$452,085,425	$476,897,257
Income Opportunity	$559,691,877	$592,449,810
Income Trust	$1,792,305,349	$1,691,746,720

Transactions in options written for the six months ended February 28, 2009 were as follows:

Core Bond

	Contracts*	Premiums Received

Outstanding call options written, beginning of period	171	$2,895,912
Options written	36	1,912,345
Options expired	(118)	(643,852)
Options closed	(14)	(583,875)

Outstanding call options written, end of period	75	$3,580,530

*Some contracts represent a notional amount of $1,000,000.

	Contracts*	Premiums Received

Outstanding put options written, beginning of period	90	$2,828,173
Options written	28	1,457,125
Options expired	(46)	(859,355)
Options closed	(14)	(583,875)

Outstanding put options written, end of period	58	$2,842,068

*Some contracts represent a notional amount of $1,000,000.

Income Opportunity

	Contracts*	Premiums Received

Outstanding call options written, beginning of period	176	$3,261,524
Options written	37	1,953,760
Options expired	(100)	(160,852)
Options exercised	(18)	(494,200)
Options closed	(14)	(605,115)

Outstanding call options written, end of period	81	$3,955,117

*Some contracts represent a notional amount of $1,000,000.

	Contracts*	Premiums Received

Outstanding put options written, beginning of period	96	$3,196,173
Options written	29	1,487,300
Options expired	(38)	(589,700)
Options closed	(14)	(605,115)

Outstanding put options written, end of period	73	$3,488,658

*Some contracts represent a notional amount of $1,000,000.

Income Trust

	Contracts	Premiums Received

Outstanding call options written, beginning of period	58	$2,182,977
Options written	4	221,725
Options expired	(30)	(990,000)

Outstanding call options written, end of period	32	$1,414,702

*Some contracts represent a notional amount of $1,000,000.

	Contracts	Premiums Received

Outstanding put options written, beginning of period	58	$2,182,982
Options written	4	221,725
Options expired	(30)	(990,000)

Outstanding put options written, end of period	32	$1,414,707

*Some contracts represent a notional amount of $1,000,000.

4. Reverse Repurchase Agreements:

For the six months ended February 28, 2009, the daily weighted average interest rates were as follows:

Daily Weighted Average Interest Rate

Core Bond	1.82%
Income Opportunity	0.68%
Income Trust	0.79%
Strategic Bond	0.31%

82	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Notes to Financial Statements (continued)

5. Commitments:

Corporate High Yield VI may invest in floating rate loans. In connection with these investments, the Trust may also enter into unfunded corporate loans (“commitments”). Commitments may obligate the Trust to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Trust earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is classified in the Statements of Operations as facility and other fees, is recognized ratably over the commitment period. As of February 28, 2009, the Trust had the following unfunded loan commitments:

Corporate High Yield VI	Unfunded Commitment (000)	Value of Underlying Loan (000)

CHS/Community Health Systems, Inc. Delayed Draw Term Loan	—	$6

6. Market and Credit Risk

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Trusts may be exposed to counterparty risk, or the risk that an entity with which the Trusts have unsettled or open transactions may default. Financial assets, which potentially expose the Trusts to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Trusts’ exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in the Trusts’ Statements of Assets and Liabilities.

7. Capital Share Transactions:

There are 200 million of $0.01 par value shares authorized for Income Opportunity and Income Trust. There are an unlimited number of $0.001 par value shares authorized for Core Bond, High Yield and Strategic Bond. There are an unlimited number of no par value shares authorized for High Income. There are 200 million of $0.10 par value shares authorized for Corporate High Yield V and Corporate High Yield VI.

Shares issued and outstanding for the six months ended February 28, 2009 and the year ended October 31, 2008 increased by the following amounts as a result of dividend reinvestments:

	Six Months Ended February 28, 2009	Year Ended October 31, 2008

Core Bond	4,253	—
High Yield	3,537	1,496

Shares remained constant for all other Trusts for the six months ended February 28, 2009, the year ended August 31, 2008 (period November 1, 2007 to August 31, 2008 for Core Bond, High Yield, Income Opportunity, Income Trust and Strategic Bond and period January 1, 2008 to August 31, 2008 for High Income) and the year ended October 31, 2007 for Core Bond, Income Opportunity, Income Trust and Strategic Bond and the year ended December 31, 2007 for High Income.

8. Short-Term Borrowings:

On May 16, 2008, Corporate High Yield V, Corporate High Yield VI, High Income and High Yield renewed their revolving credit and security agreement funded by a commercial paper asset securitization program with Citicorp North America, Inc. (“Citicorp”), as Agent, certain secondary backstop lenders and certain asset securitization conduits, as lenders (the “Lenders”). The agreement was renewed for one year and at the time of renewal has maximum limits of $212 million for Corporate High Yield V, $227 million for Corporate High Yield VI, $80 million for High Income, and $32 million for High Yield.

Under the Citicorp program, the conduits will fund advances to each Trust through highly rated commercial paper. The Trusts have granted a security interest in substantially all of its assets to, and in favor of, the Lenders as security for its obligations to the Lenders. The interest rate on each Trust’s borrowings is based on the interest rate carried by the commercial paper plus a program fee. In addition, each Trust pays a liquidity fee to the secondary backstop lenders and the agent. These amounts are shown on the Statements of Operations as borrowing costs.

Under the agreement, the Trusts are subject to certain conditions and covenants, which include among other things, limitations on asset declines over prescribed time periods. As a result of the decline in net assets attributable to market conditions, certain terms of the facility were renegotiated effective December 5, 2008, which included a reduction of the maximum limits to $127 million for Corporate High Yield V, $135 million for Corporate High Yield VI, $41 million for High Income and $16 million for High Yield, waivers of certain financial covenants by the Lenders, and an increase in program and liquidity fees under the facility.

For the six months ended February 28, 2009, the daily weighted average interest rates were as follows:

Daily Weighted Average Interest Rate

Corporate High Yield V	3.99%
Corporate High Yield VI	3.98%
High Income	2.96%
High Yield	3.42%

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	83

Notes to Financial Statements (concluded)

9. Capital Loss Carryforward:

As of August 31, 2008, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated year of expiration:

Expires August 31,	Core Bond	Corporate High Yield V	Corporate High Yield VI	High Income	High Yield	Income Opportunity	Income Trust	Strategic Bond

2009	—	—	—	$55,878,284	$15,159,280	—	$13,940,898	—
2010	—	—	—	102,576,339	8,468,860	—	—	—
2011	—	—	—	28,467,396	4,771,417	—	21,960,613	—
2012	—	—	—	2,339,279	316,410	—	10,100,201	—
2013	—	—	—	—	—	—	3,861,222	—
2014	$4,880,373	—	$2,291,195	7,043,976	2,060,533	$2,451,626	6,952,429	$447,113
2015	—	—	564,489	—	2,467,772	2,342,921	8,585,744	—
2016	17,415,494	$950,802	1,125,717	10,829,322	2,039,760	14,734,497	20,304,187	2,036,040

Total	$22,295,867	$950,802	$3,981,401	$207,134,596	$35,284,032	$19,529,044	$85,705,294	$2,483,153

10. Subsequent Events:

On March 5, 2009, Corporate High Yield V, Corporate High Yield VI, High Income and High Yield terminated their agreement with Citicorp and entered into a senior committed secured, 364-day revolving line of credit and a separate security agreement (the “Agreement”) with State Street Bank and Trust Company (“SSB”). The Agreement has a maximum commitment of $127 million for Corporate High Yield V, $135 million for Corporate High Yield VI, $41 million for High Income and $16 million for High Yield. The Trusts have granted a security interest in substantially all of their assets to SSB.

The Trusts paid an ordinary income dividend on March 31, 2009 to shareholders on record on March 16, 2009 in the following amounts:

Core Bond	$0.0620
Corporate High Yield V	$0.1000
Corporate High Yield VI	$0.1000
High Income	$0.0182
High Yield	$0.0435
Income Opportunity	$0.0510
Income Trust	$0.0240
Strategic Bond	$0.0695

84	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Officers and Directors/Trustees

Richard E. Cavanagh, Chairman of the Board and Director/Trustee
Karen P. Robards, Vice Chair of the Board,
Chair of the Audit Committee and Director/Trustee
G. Nicholas Beckwith, III, Director/Trustee
Richard S. Davis, Director/Trustee
Kent Dixon, Director/Trustee
Frank J. Fabozzi, Director/Trustee
Kathleen F. Feldstein, Director/Trustee
James T. Flynn, Director/Trustee
Henry Gabbay, Director/Trustee
Jerrold B. Harris, Director/Trustee
R. Glenn Hubbard, Director/Trustee
W. Carl Kester, Director/Trustee
Donald C. Burke, Trust President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Trusts
Howard B. Surloff, Secretary

Effective January 1, 2009, Robert S. Salomon, Jr. retired as Director/Trustee of the Trusts. The Board wishes Mr. Salomon well in his retirement.

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent
Computershare Trust Companies, N.A.
Canton, MA 02021

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Trust Address
BlackRock Closed-End Funds
c/o BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	85

Additional Information

Proxy Results

The Annual Meeting of Shareholders was held on September 12, 2008 for shareholders of record on July 14, 2008 to elect director or trustee nominees of each Trust:

Approved the Class I Directors/Trustees as follows:

	G. Nicholas Beckwith, III		Kent Dixon		R. Glenn Hubbard

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock Core Bond Trust	21,459,877	1,223,481	21,451,198	1,232,160	21,408,231	1,275,127
BlackRock High Income Shares	41,122,770	1,276,307	41,131,870	1,267,207	41,164,481	1,234,596
BlackRock High Yield Trust	5,809,070	210,280	5,807,206	212,144	5,809,361	209,989
BlackRock Income Opportunity Trust, Inc.	28,038,798	459,511	28,018,437	479,872	28,025,190	473,119
BlackRock Income Trust, Inc.	54,935,385	1,348,352	54,924,020	1,359,717	54,930,108	1,353,629
BlackRock Strategic Bond Trust	6,074,999	191,538	6,073,893	192,644	6,071,431	195,106

	W. Carl Kester		Robert S. Salomon, Jr.

	Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock Core Bond Trust	21,457,595	1,225,763	21,446,480	1,236,878
BlackRock High Income Shares	41,163,715	1,235,362	41,126,675	1,272,402
BlackRock High Yield Trust	5,809,361	209,989	5,807,963	211,387
BlackRock Income Opportunity Trust, Inc.	28,047,632	450,677	28,021,973	476,336
BlackRock Income Trust, Inc.	54,937,219	1,346,518	54,932,914	1,350,823
BlackRock Strategic Bond Trust	6,074,878	191,659	6,071,646	194,891

Approved the Directors as follows:

	G. Nicholas Beckwith, III		Kent Dixon		R. Glenn Hubbard

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock Corporate High Yield Fund V, Inc.	24,526,746	863,288	24,522,955	867,079	24,527,996	862,038
BlackRock Corporate High Yield Fund VI, Inc.	24,968,191	733,686	24,963,860	738,017	24,965,919	735,958

	W. Carl Kester		Robert S. Salomon, Jr.		Richard S. Davis

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock Corporate High Yield Fund V, Inc.	24,527,455	862,579	24,520,736	869,298	24,528,079	861,955
BlackRock Corporate High Yield Fund VI, Inc.	24,967,482	734,395	24,963,890	737,987	24,970,701	731,176

	Frank J. Fabozzi		James T. Flynn		Karen P. Robards

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock Corporate High Yield Fund V, Inc.	24,526,655	863,379	24,522,355	867,679	24,525,836	864,198
BlackRock Corporate High Yield Fund VI, Inc.	24,969,667	732,210	24,966,257	735,620	24,974,042	727,835

	Richard E. Cavanagh		Kathleen F. Feldstein		Henry Gabbay

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

BlackRock Corporate High Yield Fund V, Inc.	24,522,056	867,978	24,521,320	868,714	24,526,105	863,929
BlackRock Corporate High Yield Fund VI, Inc.	24,971,207	730,670	24,967,172	734,705	24,970,701	731,176

	Jerrold B. Harris

	Votes For	Votes Withheld

BlackRock Corporate High Yield Fund V, Inc.	24,524,336	865,698
BlackRock Corporate High Yield Fund VI, Inc.	24,969,787	732,090

86	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

Additional Information (continued)

Availability of Quarterly Schedule of Investments

Each Trust files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding each Trust may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding each Trust and does not, and is not intended to, incorporate BlackRock’s website into this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic information about its Clients, except as permitted by law or as necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2009	87

Additional Information (concluded)

Section 19 Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Trust’s investment experience during the remainder of its fiscal year and may be subject to changes based on the tax regulations. The Trust will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

	Total Fiscal Period-to-Date Cumulative Distributions by Character				Percentage of Fiscal Period-to-Date Cumulative Distributions by Character

	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share

Core Bond	$0.37256	—	$0.02165	$0.39421	95%	0%	5%	100%
High Yield	$0.28898	—	$0.01702	$0.30600	94%	0%	6%	100%
Income Opportunity	$0.30600	—	—	$0.30600	100%	0%	0%	100%
Income Trust	$0.14400	—	—	$0.14400	100%	0%	0%	100%
Strategic Bond	$0.46200	—	—	$0.46200	100%	0%	0%	100%

88	SEMI-ANNUAL REPORT	FEBRUARY 28, 2009

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This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in the short-term interest rates may reduce the yield to Common Shareholders. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 411-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how each Trust voted proxies relating to securities held in each Trust’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

#CEF1-8-0209

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –

Portfolio Managers of Closed-End Management Investment Companies – as of February 28, 2009
(a) Not Applicable
(b) Effective November 18, 2008 and May 8, 2009, respectively, Mr. Jeff Gary and Mr. Kevin Booth, each a portfolio manager of the registrant identified in response to paragraph (a) of this item in the registrant’s most recent annual report, has resigned from the registrant’s investment adviser.

Effective May 8, 2009, the registrant is managed by a team of investment professionals comprised of James E. Keenan, Managing Director at BlackRock, Mitchell Garfin, Managing Director at BlackRock and Derek Schoenhofen, Director at BlackRock. Messrs. Keenan, Garfin and Schoenhofen are the Fund’s co- portfolio managers and are responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Mr. Keenan has been a member of the Fund’s management team since 2007. Messrs. Garfin and Schoenhofen have been members of the Fund’s management team since 2009.

Portfolio Manager	Biography
James E. Keenan	Managing Director of BlackRock, Inc. since 2008; Director of BlackRock, Inc. from 2004 - 2008; Head of the Leveraged Finance Portfolio team; senior high yield trader at Columbia Management from 2003 to 2004.
Mitchell Garfin	Managing Director of BlackRock, Inc. since 2009; Director of BlackRock, Inc. from 2005 - 2009; Vice President of BlackRock, Inc. from 2001 - 2005.
Derek Schoenhofen	Director of BlackRock, Inc. since 2006; Vice President of BlackRock, Inc from 2000 - 2006.

(a)(2) As of May 8, 2009:

	(ii) Number of Other Accounts Managed			(iii) Number of Other Accounts and
	and Assets by Account Type			Assets for Which Advisory Fee is
				Performance-Based
	Other	Other Pooled		Other	Other Pooled
(i) Name of	Registered	Investment	Other	Registered	Investment	Other
Portfolio Manager	Investment	Vehicles	Accounts	Investment	Vehicles	Accounts
	Companies			Companies
James E. Keenan	22	14	54	0	7	13
	$6.86 Billion	$2.69 Billion	$8.62 Billion	$0	$1.94 Billion	$4.09 Billion
Mitchell Garfin	11	8	47	0	1	6
	$4.29 Billion	$1.26 Billion	$5.41 Billion	$0	$507.5 Million	$534.2 Million
Derek Schoenhofen	12	8	54	0	0	6
	$4.34 Billion	$916.7 Million	$6.47 Billion	$0	$0	$534.2 Million

(iv) Potential Material Conflicts of Interest

BlackRock and its affiliates (collectively, herein “BlackRock”) has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this connection, it should be noted that Messrs. Keenan, Garfin and Schoenhofen currently manage certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) As of May 8, 2009:

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Fund include a combination of market-based indices (e.g., Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Keenan, Garfin and Schoenhofen have each received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Keenan, Garfin and Schoenhofen have each participated in the deferred compensation program.

Options and Restricted Stock Awards — A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock restricted stock units. Prior to the mandatory deferral into restricted stock units, BlackRock granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Mr. Garfin has been granted stock options and/or restricted stock in prior years.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

(a)(4) Beneficial Ownership of Securities.

Portfolio Manager	Dollar Range of Equity Securities
Beneficially Owned
James E. Keenan	None
Mitchell Garfin	None
Derek Schoenhofen	None

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Yield Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock High Yield Trust

Date: May 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock High Yield Trust

Date: May 8, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Yield Trust

Date: May 8, 2009